UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.9%
	Shares	Value
ARGENTINA — 0.0%
Ternium ADR	13,966	$239,377

AUSTRALIA — 1.4%
Abacus Property Group ‡	45,505	107,689
Adelaide Brighton	18,475	51,201
AGL Energy	25,944	286,803
Amcor	49,284	487,086
APA Group	11,873	74,845
Asciano	10,297	47,940
ASX	3,239	95,731
Aurizon Holdings	105,674	404,089
Beach Energy	76,157	56,698
BHP Billiton	17,576	405,387
Brambles	12,272	100,540
carsales.com	9,347	74,429
Coca-Cola Amatil	7,483	56,166
Commonwealth Bank of Australia	3,839	265,448
Computershare	5,353	48,097
Crown Resorts	20,790	218,446
CSL	11,966	814,330
Domino’s Pizza Enterprises	12,879	260,372
DUET Group	49,320	95,965
DuluxGroup	22,574	104,566
Echo Entertainment Group	23,819	74,424
Fortescue Metals Group	23,148	41,974
Goodman Fielder	99,330	49,490
GUD Holdings	3,733	22,704
Harvey Norman Holdings	41,878	127,907
Iress	11,306	90,449
JB Hi-Fi	4,199	54,430
Lend Lease Group	40,600	523,320
Mineral Resources	223,285	1,156,602
Myer Holdings	5,167	6,224
National Australia Bank	8,136	224,379
Newcrest Mining	4,891	52,811
Orica	3,708	52,049
Origin Energy	15,683	129,413
Orora	59,340	97,652
Pacific Brands	29,197	11,075
Qantas Airways *	383,944	773,677
Ramsay Health Care	4,029	185,410
Rio Tinto	6,377	284,364
Scentre Group ‡ *	7,319	21,505
Seek	3,445	47,412
Southern Cross Media Group	57,479	46,767
Spark Infrastructure Group	77,076	127,631

COMMON STOCK — continued
	Shares	Value
AUSTRALIA (continued)
STW Communications Group	46,449	$33,036
Suncorp Group	6,044	68,864
Tatts Group	73,175	218,992
Telstra	153,923	776,387
Ten Network Holdings *	37,896	5,853
TPG Telecom	23,833	123,266
Transurban Group	29,250	209,185
Treasury Wine Estates	17,023	64,719
UGL	9,155	12,710
Village Roadshow	1,351	6,373
Wesfarmers	3,967	133,997
Westfield ‡	5,874	44,808
Westpac Banking	7,460	199,377
Woodside Petroleum	12,818	340,434
Woolworths	24,576	604,785
WorleyParsons	6,036	44,908

		11,145,191

AUSTRIA — 0.2%
ams	5,335	208,819
ANDRITZ	2,357	127,587
BUWOG	1,109	21,660
Conwert Immobilien Invest	8,493	98,821
Erste Group Bank	2,944	63,735
Immobilien Anlagen	7,359	149,045
OMV	16,124	400,855
Raiffeisen Bank International	2,910	34,003
Schoeller-Bleckmann Oilfield Equipment	1,010	59,742
Verbund	8,329	145,779
Voestalpine	2,972	105,840

		1,415,886

BELGIUM — 0.6%
Anheuser-Busch InBev	7,216	880,104
Belgacom	6,648	247,599
Cnfinimmo Real Estate Management Services ‡ *	1	122
Colruyt	338	15,590
Delhaize Group	4,259	354,289
Groupe Bruxelles Lambert	4,211	349,103
Ontex Group *	36,006	935,181
Solvay	2,184	298,588
Telenet Group Holding *	1,606	89,313
UCB	17,219	1,338,577

		4,508,466

BRAZIL — 1.0%
Aliansce Shopping Centers	6,800	40,801
Ambev ADR	39,249	258,258
Arezzo Industria e Comercio	5,300	46,299

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
BRAZIL (continued)
Arteris	1,200	$5,501
B2W Cia Digital *	800	6,798
Banco Bradesco ADR	15,209	189,808
Banco do Brasil	42,800	329,544
BB Seguridade Participacoes	90,110	987,323
BM&FBovespa	35,778	121,338
BR Malls Participacoes	1,100	6,244
Braskem ADR	3,810	35,890
BRF	4,000	95,973
CCR	28,100	160,018
Centrais Eletricas Brasileiras	10,900	20,839
CETIP - Mercados Organizados	33,053	424,364
Cia de Saneamento Basico do Estado de Sao Paulo	4,400	21,809
Cia de Saneamento de Minas Gerais	5,700	36,113
Cia Energetica de Minas Gerais ADR	12,405	55,947
Cia Hering	1,100	7,457
Cia Paranaense de Energia ADR	15,850	183,860
Cielo	27,480	409,652
Cosan Industria e Comercio	7,800	71,307
CPFL Energia	12,700	79,705
CSU Cardsystem	14,100	17,709
EcoRodovias Infraestrutura e Logistica	18,700	72,270
Embraer	11,400	100,861
Equatorial Energia	9,400	87,581
Estacio Participacoes	5,900	36,699
Eternit	17,800	20,432
Even Construtora e Incorporadora	21,000	33,888
Fibria Celulose *	11,600	139,637
Fleury	8,100	41,809
Gerdau ADR	105,000	362,250
Industrias Romi	43,400	32,349
Itau Unibanco Holding ADR	56,304	682,404
JBS	47,700	203,368
JHSF Participacoes	100	80
Kepler Weber	600	8,495
Kroton Educacional	7,716	35,370
Light	1,000	5,277
Localiza Rent a Car	10,200	132,668
Lojas Renner	1,200	31,529
Magazine Luiza	26,400	66,707
Marfrig Global Foods *	8,400	15,653
MRV Engenharia e Participacoes	7,800	20,087
Multiplan Empreendimentos Imobiliarios	7,511	134,894
Natura Cosmeticos	4,200	49,071
Odontoprev	16,200	62,367

COMMON STOCK — continued
	Shares	Value
BRAZIL (continued)
PDG Realty Empreendimentos e Participacoes *	109,700	$21,259
Petroleo Brasileiro ADR	14,288	85,871
Qualicorp *	10,429	103,192
Raia Drogasil	15,083	145,307
Smiles	4,370	68,809
Souza Cruz	6,900	57,833
Telefonica Brasil ADR	1,618	29,836
Tereos Internacional	14,700	5,643
Tim Participacoes	49,100	216,657
Tractebel Energia	10,300	119,535
Ultrapar Participacoes	13,000	256,778
Vale ADR, Cl B	58,230	409,357
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	10,166	145,675
WEG	900	10,733

		7,664,788

CANADA — 3.1%
Agnico Eagle Mines	314	10,586
Agrium	1,176	125,466
Air Canada, Cl B *	112,600	1,041,198
Algonquin Power & Utilities	9,100	—
Alimentation Couche-Tard, Cl B	7,513	294,383
Allied Properties, Cl Trust Unit ‡	3,039	95,664
Bank of Montreal	1,400	80,351
Bank of Nova Scotia	1,600	76,884
Bankers Petroleum *	359,100	825,192
Barrick Gold	14,335	183,319
BCE	1,715	78,766
BlackBerry *	12,177	123,715
Bonterra Energy	2,637	82,490
Brookfield Asset Management, Cl A	2,700	137,582
Brookfield Property Partners (D)	2,589	62,407
Cameco	24,150	338,583
Canadian Imperial Bank of Commerce	3,500	242,882
Canadian National Railway	6,087	401,042
Canadian Natural Resources	244	7,074
Canadian Pacific Railway	11,706	2,040,236
Canfor *	552	13,792
Capital Power	5,173	102,955
Catamaran *	3,034	151,497
CCL Industries, Cl B	8,053	832,424
Celestica *	45,400	508,771
Cenovus Energy	3,333	63,135
CGI Group, Cl A *	4,844	191,938
China Gold International Resources *	9,434	16,111
CI Financial	7,500	191,233

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
Cogeco Cable	1,155	$66,353
Concordia Healthcare	48,599	2,100,844
Constellation Software	500	138,542
DH	2,100	—
Domtar	2,512	96,210
Eldorado Gold	10,651	51,130
Empire *	623	45,351
Empire, Cl Common Subscription Receipt	500	36,397
Enbridge	3,400	164,689
Ensign Energy Services	9,741	67,536
Fairfax Financial Holdings	200	106,240
FirstService	4,739	249,313
Fortis, Cl Common Subscription Receipt	8,000	263,855
Freehold Royalties	2,843	39,870
Goldcorp	3,294	79,557
Gran Tierra Energy *	43,600	93,304
Husky Energy	3,394	73,051
IGM Financial	4,506	154,644
Imperial Oil	8,879	330,089
Interfor, Cl Common Subscription Receipt *	16,179	282,658
Intertape Polymer Group	5,541	81,761
Kinross Gold *	2,537	8,605
Laurentian Bank of Canada	2,226	82,001
Linamar	8,829	505,755
Loblaw	1,249	62,052
lululemon athletica *	29,606	1,961,101
MacDonald Dettwiler & Associates	1,486	109,155
Manulife Financial, Cl Common Subscription Receipt	10,800	173,215
Maple Leaf Foods	2,200	35,284
Metro, Cl A	1,200	94,965
Mullen Group	5,580	89,538
National Bank of Canada	2,640	91,851
Northland Power	5,100	—
Open Text	2,718	154,135
Pacific Rubiales Energy	539	1,251
Parkland Fuel	5,723	98,588
Pason Systems	7,833	110,403
Pembina Pipeline	10,200	316,909
Points International *	8,764	94,564
Potash Corp of Saskatchewan	2,297	83,623
Progressive Waste Solutions	23,749	677,689
Quebecor, Cl B	5,400	135,351
Restaurant Brands International *	2,875	111,407
Ritchie Bros Auctioneers	1,600	—
Rogers Communications, Cl B	12,022	427,445

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
Royal Bank of Canada	1,600	$90,331
Saputo	3,700	106,396
Shaw Communications, Cl B	34,755	802,480
Sierra Wireless *	6,052	218,538
Silver Wheaton	469	10,774
SNC-Lavalin Group	1,912	63,272
Sun Life Financial	4,300	131,501
Suncor Energy	2,743	81,813
Thomson Reuters	3,000	115,118
TransCanada	13,272	590,540
Valeant Pharmaceuticals International *	23,684	3,788,317
Yamana Gold	1,335	5,526

		24,270,563

CHILE — 0.1%
Aguas Andinas, Cl A	13,860	7,938
Banco Santander Chile ADR	3,822	72,771
Besalco	47,205	23,240
CAP	13,755	33,703
Cencosud	2,850	6,977
Clinica LAS Condes *	1,575	93,742
Colbun	46,100	12,544
Corpbanca	12,254,200	135,620
Empresa Nacional de Electricidad	41,900	59,971
Empresas COPEC	9,620	108,866
Enersis	165,810	51,338
ENTEL Chile	7,770	72,993
Latam Airlines Group *	10,420	109,935
SACI Falabella	15,645	102,637
Sociedad Quimica y Minera de Chile ADR	3,744	89,332
SONDA	17,990	43,557
Vina Concha y Toro	58,530	105,729

		1,130,893

CHINA — 3.8%
361 Degrees International	90,000	25,745
AAC Technologies Holdings	28,332	181,062
Agricultural Bank of China, Cl H	532,000	259,783
Air China, Cl H	40,000	38,376
Alibaba Group Holding ADR *	30,168	2,687,365
Anhui Conch Cement, Cl H	56,500	189,138
Anton Oilfield Services Group	138,000	26,731
Baidu ADR *	9,668	2,106,851
Bank of China, Cl H	1,511,000	843,529
Bank of Communications, Cl H	355,000	298,027
BBMG, Cl H	14,500	12,690
China Coal Energy, Cl H	52,000	28,647

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
China Communications Construction, Cl H	206,000	$223,795
China Communications Services, Cl H	1,014,000	456,617
China Construction Bank, Cl H	1,704,000	1,364,019
China Datang Renewable Power, Cl H	136,000	19,407
China Eastern Airlines, Cl H *	582,000	295,165
China Everbright Bank, Cl H	394,000	209,984
China King-Highway Holdings *	43,702	155,850
China Life Insurance, Cl H	44,000	170,504
China Merchants Holdings International	12,000	44,098
China Mobile	199,099	2,609,887
China National Building Material, Cl H	204,000	196,111
China Oilfield Services, Cl H	38,000	62,506
China Petroleum & Chemical, Cl H	268,000	212,052
China Precious Metal Resources Holdings *	524,000	46,003
China Railway Construction, Cl H	70,500	80,807
China Railway Group, Cl H	436,000	318,256
China Rongsheng Heavy Industries Group Holdings *	46,500	4,220
China Shenhua Energy, Cl H	29,500	80,979
China Shineway Pharmaceutical Group	340,000	532,658
China Shipping Container Lines, Cl H *	42,000	13,181
China Shipping Development, Cl H	197,372	140,430
China Southern Airlines, Cl H	152,000	80,938
China Telecom, Cl H	752,000	444,722
China Unicom Hong Kong	268,000	401,141
Chongqing Rural Commercial Bank, Cl H	835,000	511,110
CNOOC	200,000	265,373
Country Garden Holdings	609,000	242,659
CSR	14,000	16,936
Ctrip.com International ADR *	36,183	1,720,683
Datang International Power Generation, Cl H	10,000	5,468
Dongfeng Motor Group, Cl H	12,000	17,355
Dongyue Group	22,000	7,687
ENN Energy Holdings	10,000	59,113
Evergrande Real Estate Group	177,000	73,468
Fosun International	77,500	108,236
Golden Eagle Retail Group	8,000	9,537
Great Wall Motor, Cl H	39,623	226,163
Guangdong Electric Power Development, Cl B	17,309	13,151
Hengan International Group	91,325	1,084,039

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Huadian Power International, Cl H	232,000	$209,830
Huaneng Power International, Cl H	140,000	195,957
Hunan Nonferrous Metal, Cl H *	64,000	33,129
Industrial & Commercial Bank of China, Cl H	895,000	638,249
Inner Mongolia Yitai Coal, Cl B	100	141
Intime Retail Group	10,500	6,458
Jiangxi Copper, Cl H	32,000	52,085
Kingsoft	18,000	42,895
KWG Property Holding	226,000	144,337
Metallurgical Corp of China, Cl H	546,000	168,501
NetEase ADR	472	51,566
New Oriental Education & Technology Group ADR *	779	14,248
PetroChina, Cl H	178,000	193,290
PetroChina ADR	2,355	255,682
PICC Property & Casualty, Cl H	304,359	593,598
Ping An Insurance Group of China, Cl H	39,000	413,359
Shandong Weigao Group Medical Polymer, Cl H	84,000	65,912
Shimao Property Holdings	5,500	11,545
Sihuan Pharmaceutical Holdings Group	320,751	206,485
Sinopec Shanghai Petrochemical, Cl H	42,000	12,156
Sinopharm Group, Cl H	540,265	1,967,137
Sinotrans, Cl H	34,000	24,042
SouFun Holdings ADR	5,263	32,157
Stella International Holdings	39,000	103,131
Sun Art Retail Group	60,000	54,163
Tencent Holdings	223,088	3,762,726
Tingyi Cayman Islands Holding	50,000	123,156
Uni-President China Holdings	1,000	864
Vipshop Holdings ADR *	7,198	161,163
Want Want China Holdings	191,000	228,726
WuXi PharmaTech Cayman ADR *	5,410	216,941
Yangzijiang Shipbuilding Holdings	1,000	914
Yanzhou Coal Mining, Cl H	64,000	50,895
Yingde Gases Group	73,500	49,525
Zhaojin Mining Industry	86,500	52,717
Zhuzhou CSR Times Electric, Cl H	43,854	244,638
Zijin Mining Group, Cl H	354,000	107,797

		29,712,367

CZECH REPUBLIC — 0.1%
CEZ	15,200	355,775

DENMARK — 0.5%
AP Moeller - Maersk, Cl B	165	333,424

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
DENMARK (continued)
Carlsberg, Cl B	1,045	$76,735
Coloplast, Cl B	12,798	1,008,810
Danske Bank	11,622	300,805
Genmab *	2,006	134,416
Novo Nordisk, Cl B	7,100	316,452
Novo Nordisk ADR	28,918	1,288,586
Novozymes, Cl B	2,620	119,484
TDC	23,457	173,601
Tryg	3,316	388,284

		4,140,597

EGYPT — 0.0%
Commercial International Bank Egypt SAE	35,943	260,398

FINLAND — 0.3%
Fortum	15,044	320,898
Kesko, Cl B	2,659	97,166
Kone, Cl B	11,268	508,209
Neste Oil	2,700	75,082
Nokia	27,795	213,758
Nokian Renkaat	2,398	59,099
Orion, Cl B	2,384	78,599
Sampo, Cl A	13,490	653,343
Stora Enso, Cl R	14,793	143,528
Tikkurila	129	2,328
UPM-Kymmene	8,263	145,241

		2,297,251

FRANCE — 2.7%
Accor	2,340	116,337
Air Liquide	5,149	649,124
Airbus Group	6,293	335,290
Alcatel-Lucent *	65,433	226,470
Alten	2,681	112,291
AXA	28,701	671,369
BNP Paribas	3,996	209,811
Capital Gemini	462	33,532
Carrefour	5,089	159,468
Casino Guichard Perrachon	1,325	120,206
Christian Dior	923	158,745
Cie Generale des Etablissements Michelin	1,028	100,108
Credit Agricole	11,411	135,330
Danone	21,786	1,462,070
Dassault Systemes	6,242	385,725
Electricite de France	7,949	215,488
Eramet	535	42,846
Essilor International	1,812	201,804
Eurofins Scientific	48	12,331

COMMON STOCK — continued
	Shares	Value
FRANCE (continued)
Eutelsat Communications	291	$9,997
GDF Suez	26,615	590,275
Hermes International	2,183	740,841
Iliad	6,405	1,489,863
Imerys	1,584	114,372
Ingenico	8,998	940,671
Kering	10,380	2,094,295
Lagardere	3,023	82,681
L’Oreal	1,373	245,497
LVMH Moet Hennessy Louis Vuitton	3,172	510,133
Montupet	3,270	259,500
Natixis	26,395	167,871
Numericable-SFR *	57,603	3,007,208
Orange	37,199	654,442
Orpea	751	48,820
Pernod Ricard	1,820	218,231
Rallye	2,346	87,966
Renault	2,414	184,492
Rubis	643	37,291
Safran	22,846	1,521,534
Sanofi	7,076	651,979
Societe Generale	1,634	65,615
Sodexo	3,479	345,166
Technip	418	24,410
Teleperformance	6,637	475,512
Total	16,231	833,143
Unibail-Rodamco ‡	372	104,777
Vicat	814	57,168
Virbac	1	222
Vivendi	21,253	502,576

		21,414,893

GERMANY — 2.6%
adidas	2,514	172,981
Allianz	6,095	1,005,009
Aurelius	10,195	407,376
BASF	9,917	886,949
Bayer	5,413	779,639
Bayerische Motoren Werke	14,707	1,710,278
Beiersdorf	3,081	270,422
Commerzbank *	34,255	410,692
Continental	299	67,468
Daimler	30,070	2,723,272
Deutsche Annington Immobilien	7,923	275,177
Deutsche Bank	2,734	79,361
Deutsche Boerse	2,034	155,968
Deutsche Post	3,793	122,753
Deutsche Telekom	55,546	957,503
Deutsche Wohnen	11,075	287,687

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
GERMANY (continued)
Dialog Semiconductor *	20,872	$798,243
Drillisch	10,701	414,575
Duerr	1,543	140,430
E.ON	42,788	662,353
Freenet	22,006	655,235
Fresenius & KGaA	9,444	540,541
Fresenius Medical Care & KGaA	1,085	80,413
GAGFAH *	23,161	517,613
Gerry Weber International	2,262	87,151
Hannover Rueck	506	45,351
HOCHTIEF	1,701	118,296
Infineon Technologies	16,530	185,248
Kabel Deutschland Holding	70	9,509
Krones	2,585	244,729
KUKA	1,756	118,710
KWS Saat	211	64,478
LEG Immobilien	4,929	377,418
Linde	48	9,195
Merk	2,170	216,818
MorphoSys *	2,764	236,977
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	755	151,363
OSRAM Licht *	721	33,143
ProSiebenSat.1 Media	654	28,951
Rheinmetall	10,100	437,061
RWE	8,825	244,799
SAP	9,870	644,190
Siemens	4,385	463,215
STADA Arzneimittel	11,800	365,871
Stroeer Media	8,888	258,699
Suedzucker	6,088	76,552
Wacker Chemie	1,221	130,737
Wirecard	30,715	1,372,932
Zalando * (A)	4,742	128,602

		20,171,933

GREECE — 0.2%
Alpha Bank AE *	109,059	39,845
Diana Shipping *	10,900	72,376
Ellaktor	11,238	21,524
Eurobank Ergasias *	1,859,935	230,003
FF Group	1,514	45,239
GEK Terna Holding Real Estate Construction	7,794	15,413
Hellenic Exchanges Holdings	2,333	12,512
Hellenic Petroleum	4,503	19,143
Hellenic Telecommunications Organization	15,476	127,619
Intralot -Integrated Lottery Systems & Services *	13,695	20,245

COMMON STOCK — continued
	Shares	Value
GREECE (continued)
JUMBO	6,532	$62,064
Marfin Investment Group Holdings *	140,608	25,026
Motor Oil Hellas Corinth Refineries	7,664	51,954
National Bank of Greece ADR *	73,748	81,123
Navios Maritime Acquisition	13,000	43,290
Navios Maritime Holdings	7,200	26,136
OPAP	22,856	193,158
Piraeus Bank *	28,150	16,379
Public Power	27,806	151,178
StealthGas *	10,507	55,477
Titan Cement	6,569	146,666

		1,456,370

HONG KONG — 1.5%
AIA Group	243,265	1,412,139
Alibaba Pictures Group *	100,000	19,720
APT Satellite Holdings	324,000	440,672
ASM Pacific Technology	10,100	91,304
Beijing Enterprises Holdings	1,500	11,452
Beijing Enterprises Water Group	84,000	55,148
Beijing Jingneng Clean Energy, Cl H	26,000	10,397
Belle International Holdings	49,000	55,465
Brilliance China Automotive Holdings	6,000	11,006
Cafe de Coral Holdings	16,000	58,897
Cheung Kong Holdings	9,000	171,745
China Agri-Industries Holdings	24,000	9,694
China Everbright International	195,565	288,541
China Foods	2,000	660
China Gas Holdings	92,000	142,190
China Mengniu Dairy	65,000	296,176
China Minsheng Banking, Cl H	11,400	13,838
China Modern Dairy Holdings *	31,000	10,008
China Oil & Gas Group	60,000	7,731
China Overseas Land & Investment	137,364	396,088
China Power New Energy Development *	160,000	9,760
China Resources Cement Holdings	14,000	8,308
China Resources Gas Group	8,000	19,472
China Resources Power Holdings	70,000	195,998
China Singyes Solar Technologies Holdings	103,000	143,409
China State Construction International Holdings	4,000	6,131
CIMC Enric Holdings	26,000	20,022
CITIC	52,000	89,505
CLP Holdings	35,500	316,929
CT Environmental Group	262,072	261,827
Galaxy Entertainment Group	272,757	1,424,659
Global Brands Group Holding *	76,000	14,319

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Guangzhou Automobile Group, Cl H	10,000	$9,067
Haier Electronics Group	7,000	18,798
Hang Seng Bank	21,700	379,786
HKT Trust & HKT	50,000	65,529
Honbridge Holdings *	60,000	10,681
Hong Kong & China Gas	232,980	533,516
Hong Kong Exchanges and Clearing	18,205	418,991
Hongkong Land Holdings	8,000	59,241
Hopewell Highway Infrastructure	3,000	1,450
Hopewell Holdings	60,000	225,243
Huabao International Holdings	791,000	623,292
Hutchison Whampoa	25,000	330,854
Hysan Development	19,000	91,830
Jardine Matheson Holdings	800	51,122
Jardine Strategic Holdings	500	17,445
Johnson Electric Holdings	125	456
Kingboard Chemical Holdings	51,500	83,292
Kunlun Energy	570,305	593,809
Lenovo Group	8,000	10,301
Li & Fung	76,000	75,212
Man Wah Holdings	149,600	127,742
MMG	48,000	13,737
MTR	53,500	237,007
New China Life Insurance, Cl H	16,900	97,337
Newocean Energy Holdings	36,000	13,148
Noble Group	348,000	272,222
Orient Overseas International	1,500	9,785
PCCW	174,000	115,425
Power Assets Holdings	44,500	465,434
Sands China	21,600	105,156
Shanghai Industrial Holdings	3,000	8,863
Shangri-La Asia	6,000	7,789
Shenzhen International Holdings	8,500	12,250
Shougang Fushan Resources Group	40,000	8,245
Sino Biopharmaceutical	140,000	139,859
Sino Oil And Gas Holdings *	335,000	7,024
Skyworth Digital Holdings	22,000	12,407
SmarTone Telecommunications Holdings	28,500	49,969
Sun Hung Kai Properties	8,000	130,178
Superb Summit International Group *	75,000	11,300
Techtronic Industries	40,500	132,264
Tianneng Power International	520,000	127,049
Tonly Electronics Holdings	800	564
Towngas China	83,000	72,484
VTech Holdings	9,000	126,691
West China Cement	406,000	45,362
Wharf Holdings	13,000	105,316

COMMON STOCK — continued
	Shares	Value
HONG KONG (continued)
Xiamen International Port, Cl H	226,000	$57,641

		12,125,373

INDIA — 0.8%
Adani Ports & Special Economic Zone	60,681	333,433
Bharti Infratel	28,618	166,754
Colgate-Palmolive India	5,112	154,535
Container Corp of India	5,732	129,400
Credit Analysis & Research	4,765	128,273
HDFC Bank ADR	6,626	377,550
ICICI Bank ADR	42,920	515,469
Infosys ADR	26,672	908,982
Larsen & Toubro	9,614	263,134
Lupin	10,929	279,678
Maruti Suzuki India	6,208	365,099
Tata Consultancy Services	6,257	250,593
Tata Motors ADR	46,644	2,300,482
Wipro ADR	8,117	104,385

		6,277,767

INDONESIA — 0.5%
Adaro Energy	850,500	66,829
Agung Podomoro Land	2,798,300	98,064
Asahimas Flat Glass	31,900	21,088
Astra Agro Lestari	10,500	19,192
Astra Graphia	171,500	25,445
Astra International	163,000	100,368
Bank Central Asia	290,000	304,488
Bank Mandiri Persero	450,200	387,805
Bank Negara Indonesia Persero	297,500	145,769
Bank Rakyat Indonesia Persero	820,911	751,118
Elnusa	2,219,100	99,137
Energi Mega Persada *	14,621,400	119,575
Global Mediacom	145,000	21,149
Gudang Garam	17,000	77,292
Indocement Tunggal Prakarsa	25,500	45,964
Jasa Marga Persero	88,500	50,075
Matahari Department Store	18,357	22,420
Metrodata Electronics	243,800	12,327
Mitrabahtera Segara Sejati	115,200	7,508
Pakuwon Jati	2,905,500	113,931
Perusahaan Gas Negara Persero	20,500	8,144
Petrosea	187,500	13,628
Samudera Indonesia	20,200	18,816
Tambang Batubara Bukit Asam Persero	25,500	22,790
Telekomunikasi Indonesia Persero	3,680,410	817,042
Tower Bersama Infrastructure	128,500	96,218
Unilever Indonesia	2,500	7,038

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
INDONESIA (continued)
United Tractors	113,200	$159,291

		3,632,511

IRELAND — 1.0%
Accenture PLC, Cl A	7,352	617,788
Actavis *	10,902	2,905,819
Bank of Ireland *	170,665	51,365
C&C Group PLC	940	3,664
CRH PLC	8,173	197,178
Experian	6,493	114,414
Fleetmatics Group *	399	14,128
Fly Leasing ADR	973	12,951
Grafton Group	13,959	140,485
Greencore Group	128,888	597,580
Horizon Pharma *	16,960	278,653
Icon PLC *	2,894	163,222
Kerry Group, Cl A	6,378	462,239
Kingspan Group	7,848	143,083
Mallinckrodt *	4,700	498,153
Prothena PLC *	6,303	142,637
Seagate Technology	11,700	660,348
Trinity Biotech PLC ADR	14,090	261,229
Tyco International	14,750	601,947
Weatherford International *	23,850	246,370

		8,113,253

ISRAEL — 0.3%
Attunity *	21,463	196,601
Bank Hapoalim	56,010	248,799
Bank Leumi Le-Israel *	64,680	215,637
Bezeq The Israeli Telecommunication	52,716	84,071
Delek Group	540	132,086
Elbit Systems	4,350	267,460
Kenon Holdings *	7	119
Mizrahi Tefahot Bank *	11,110	121,240
Paz Oil	1	128
Teva Pharmaceutical Industries	3,971	225,527
Teva Pharmaceutical Industries ADR	517	29,397
The Israel Corporation	1	324
Tower Semiconductor *	48,025	727,502

		2,248,891

ITALY — 1.3%
Assicurazioni Generali	11,532	243,388
Atlantia	13,217	340,186
Banca Popolare di Milano Scarl	153,196	122,629
Brembo	10,908	384,414
Buzzi Unicem	10,892	133,715
CNH Industrial	309,636	2,357,178
Davide Campari-Milano	12,266	83,144

COMMON STOCK — continued
	Shares	Value
ITALY (continued)
De’ Longhi	5,901	$106,375
DiaSorin	1,323	52,819
Ei Towers *	938	46,542
Enel	164,453	743,055
Eni	28,735	483,567
ERG	4,679	55,780
EXOR	3,879	158,350
Finmeccanica	4,519	49,354
GTECH	1,678	32,981
Industria Macchine Automatiche	4,522	199,376
Intesa Sanpaolo	465,532	1,361,331
Luxottica Group	2,698	160,428
Mediobanca	21,555	186,713
Pfeiffer Vacuum Technology	714	64,118
Pirelli & C.	16,341	231,696
Prada	8,800	51,667
Prysmian	3,775	69,832
Recordati	7,850	129,734
Snam	69,564	340,365
Sorin *	15,940	36,992
Telecom Italia	543,248	631,234
Terna Rete Elettrica Nazionale	74,168	325,175
UniCredit	13,234	78,017
Unione di Banche Italiane SCpA	31,139	214,183
Unipol Gruppo Finanziario	77,745	392,085

		9,866,423

JAPAN — 4.9%
Aeon	9,200	97,171
Aica Kogyo	3,700	82,358
Air Water	8,000	137,650
Aisin Seiki	100	3,494
Alfresa Holdings	6,000	71,135
Alps Electric	25,358	527,893
Amada	8,000	72,912
ANA Holdings	28,000	77,328
Asahi Group Holdings	2,000	65,614
Astellas Pharma	90,800	1,402,440
Bank of Kyoto	2,000	16,768
Bank of Yokohama	14,000	75,542
Bridgestone	2,900	115,905
Brother Industries	5,900	101,042
Calbee	14,538	567,708
Canon	4,100	129,706
Central Japan Railway	700	120,039
Chubu Electric Power	17,300	228,429
Chugai Pharmaceutical	5,300	158,448
Citizen Holdings	2,800	22,350
Cocokara fine	100	2,478

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Cosmo Oil	7,000	$9,438
Credit Saison	600	10,108
Dai Nippon Printing	8,000	71,947
Daicel	12,000	149,198
Daihatsu Motor	1,000	13,944
Dai-ichi Seiko	17,800	324,900
Daikin Industries	200	13,917
Daiwa Securities Group	278,000	2,019,883
Dip	7,233	341,727
Disco	3,300	302,324
Don Quijote Holdings	5,457	397,311
East Japan Railway	1,500	115,857
Electric Power Development	3,000	109,287
Fancl	7,300	116,835
Fast Retailing	100	37,098
FP	2,000	69,802
Frontier Real Estate Investment ‡	9	41,028
FUJIFILM Holdings	24,100	814,524
Fujitsu	2,000	10,569
Hamamatsu Photonics	2,600	122,503
Haseko	39,200	318,502
Heiwa	15,100	303,731
Hino Motors	40,700	576,249
Hirose Electric	800	95,855
Hiroshima Bank	22,000	109,432
Hitachi	16,000	120,833
Hitachi Chemical	4,100	82,485
Hitachi Construction Machinery	100	1,849
Hitachi High-Technologies	12,479	387,659
Hitachi Koki	5,800	41,773
Hokkoku Bank	1,000	3,191
Hokuetsu Kishu Paper	22,000	103,615
Honda Motor	4,100	123,717
Hoshizaki Electric	8,547	433,318
House Foods Group	6,400	128,041
Hoya	3,700	143,385
Idemitsu Kosan	400	6,677
IHI Group	24,000	125,042
Isetan Mitsukoshi Holdings	11,200	158,808
Isuzu Motors	5,500	73,219
ITOCHU	11,300	114,418
Itoham Foods	19,000	108,477
Japan Exchange Group	1,500	34,906
Japan Tobacco	9,900	269,643
Joyo Bank	1,000	5,026
JSR	2,800	49,352
JX Holdings	80,300	296,326
Kagoshima Bank	1,000	6,257

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Kamigumi	7,000	$69,951
Kaneka	12,000	73,243
Kansai Electric Power	24,200	233,987
Kansai Paint	8,000	139,826
Kao	3,200	140,314
Kawasaki Heavy Industries	17,000	81,449
KDDI	14,000	988,246
Keio	15,000	122,144
Kewpie	7,000	162,527
Keyence	500	233,718
Kikkoman	6,000	176,971
Kintetsu	3,000	10,576
Kirin Holdings	7,000	94,249
Kissei Pharmaceutical	1,900	56,998
Kobayashi Pharmaceutical	1,900	127,071
Koito Manufacturing	3,000	97,546
Komatsu	11,200	219,626
Kose	4,100	183,564
Koyo Seiko	6,000	98,953
Kubota	7,000	103,918
Kuraray	8,600	107,989
Kyowa Hakko Kirin	7,000	79,713
Kyushu Electric Power	13,400	129,312
Leopalace21 *	100	647
M3	7,491	150,687
Mabuchi Motor	6,252	257,049
Makita	1,300	57,663
Marubeni	202,400	1,117,196
Mazda Motor	2,200	45,189
Medipal Holdings	3,300	38,502
Minebea	31,773	490,199
Miraca Holdings	2,200	98,531
MISUMI Group	11,630	434,420
Mitsubishi	9,600	167,474
Mitsubishi Chemical Holdings	8,500	44,054
Mitsubishi Electric	9,000	104,092
Mitsubishi Estate	6,000	120,725
Mitsubishi Gas Chemical	41,000	185,376
Mitsubishi Heavy Industries	2,000	11,039
Mitsubishi Logistics	3,000	44,617
Mitsubishi Materials	16,000	50,454
Mitsubishi Motors	1,000	8,454
Mitsubishi Tanabe Pharma	6,100	96,435
Mitsubishi UFJ Financial Group	41,700	221,605
Mitsui	42,900	545,892
Mitsui Chemicals	4,000	11,704
Mitsui Fudosan	3,000	75,845
Mitsui OSK Lines	15,000	50,640

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Miura	8,100	$91,490
Mizuho Financial Group	355,800	581,775
MonotaRO	1,000	25,367
Murata Manufacturing	1,200	129,545
NGK Spark Plug	4,000	118,580
NH Foods	6,000	148,333
NHK Spring	100	902
Nifco	5,772	198,828
Nihon M&A Center	9,573	332,243
Nintendo	100	9,646
Nippon Shinyaku	8,000	264,274
Nippon Telegraph & Telephone	20,200	1,195,573
Nippon Yusen	29,000	86,220
Nishi-Nippon City Bank	118,000	383,188
Nissan Motor	5,100	43,489
Nisshin Seifun Group	9,900	121,757
Nissin Foods Holdings	4,400	237,467
Nitori Holdings	2,100	118,733
Nitto Denko	1,800	107,457
NOF	23,000	147,297
NOK	16,183	465,510
Noritz	3,800	59,827
NS Solutions	5,300	128,672
NSK	8,000	93,749
NTT DOCOMO	26,700	450,731
Odakyu Electric Railway	12,000	116,739
Oji Holdings	2,000	7,539
Olympus	15,085	521,700
Omron	100	3,998
Ono Pharmaceutical	1,000	105,244
Onward Holdings	8,000	51,591
Oracle Japan	1,900	78,993
ORIX	4,800	55,156
Osaka Gas	21,000	82,774
Otsuka Holdings	300	9,282
Plenus	6,300	108,340
Rakuten	10,700	148,134
Resona Holdings	318,300	1,579,154
Rohm	1,500	96,438
Sanken Electric	30,556	249,924
Santen Pharmaceutical	2,000	124,809
Seven Bank	19,500	87,277
Sharp	7,000	13,702
Shimamura	500	44,475
Shimizu	19,000	131,093
Shin-Etsu Chemical	1,900	125,807
Shionogi	1,800	54,013
Shiseido	5,500	88,213

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Showa Shell Sekiyu	8,600	$83,932
SoftBank	600	35,311
Sony	4,500	105,845
St. Marc Holdings	1,500	96,454
Stanley Electric	500	11,129
Sumitomo	10,200	100,657
Sumitomo Chemical	27,000	106,226
Sumitomo Electric Industries	6,600	85,046
Sumitomo Metal Mining	1,000	14,292
Sumitomo Mitsui Financial Group	4,800	161,073
Sumitomo Mitsui Trust Holdings	19,000	66,814
Sumitomo Osaka Cement	33,000	95,959
Sumitomo Realty & Development	1,000	31,897
Sundrug	400	16,979
Suruga Bank	1,000	18,776
Suzuken	1,200	33,807
Sysmex	1,100	49,156
Taiheiyo Cement	2,000	5,869
Taisho Pharmaceutical Holdings	800	50,760
Takashimaya	10,000	87,711
Takeda Pharmaceutical	5,900	294,760
Terumo	100	2,480
THK	1,600	38,857
Toho Gas	19,000	103,242
Tokai Rika	27,400	564,221
Tokyo Electric Power	100	425
Tokyo Electron	2,500	174,983
Tokyo Gas	31,000	184,919
Tokyo Tatemono	1,000	6,751
Tokyu Fudosan Holdings	1,900	11,776
TonenGeneral Sekiyu	19,000	167,973
Topcon	10,722	212,462
Toray Industries	1,000	8,518
Toshiba	7,000	27,990
TOTO	1,000	11,039
Toyo Suisan Kaisha	2,000	70,362
Toyota Industries	2,300	123,795
Toyota Motor	29,200	1,882,553
Tsumura	17,900	407,332
Tsuruha Holdings	3,867	259,847
TV Asahi Holdings	32,900	512,220
Unicharm	10,800	297,580
USS	6,900	108,251
Wacoal Holdings	9,000	89,207
West Japan Railway	200	10,287
Yakult Honsha	800	48,453
Yamaguchi Financial Group	5,000	52,020
Yamaha	4,300	62,620

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
JAPAN (continued)
Yamaha Motor	2,200	$48,251
Yokogawa Electric	100	1,047
Zenkoku Hosho	10,563	336,618

		38,354,356

JERSEY — 0.0%
Randgold Resources ADR	1,920	163,699

LUXEMBOURG — 0.0%
O’Key Group GDR	11,390	38,214

MALAYSIA — 0.5%
AirAsia	162,000	125,027
Alliance Financial Group	100	132
Allianz Malaysia	3,000	9,674
AMMB Holdings	116,400	200,816
Asia File	1,400	2,412
Berjaya Sports Toto	79,302	74,021
Boustead Holdings	42,700	54,728
British American Tobacco Malaysia	6,100	110,887
Cahya Mata Sarawak	28,400	32,817
CIMB Group Holdings	100	151
DiGi.Com	164,000	289,757
DRB-Hicom	7,800	3,833
Faber Group	56,900	39,769
Genting Malaysia	132,900	148,440
Genting Plantations	25,000	70,011
George Kent Malaysia	121,300	40,657
Hong Leong Bank	100	386
Hua Yang	74,700	44,129
IHH Healthcare	131,467	188,012
IOI	104,000	134,771
IOI Properties Group	51,999	29,451
Kim Loong Resources	13,000	9,873
Malayan Banking	114,700	275,358
Malaysia Building Society	88,100	51,343
Malaysian Pacific Industries	30,300	48,124
Maxis	45,800	89,429
Mega First	30,900	20,064
OSK Property Holdings	54,000	27,397
Petronas Chemicals Group	136,400	191,161
Protasco	383,700	163,408
Public Bank	64,600	322,678
SapuraKencana Petroleum	134,600	98,939
Scientex	7,800	14,242
SHL Consolidated	21,700	18,138
Sime Darby	12,000	31,085
Sunway	16,800	15,388
Syarikat Takaful Malaysia	5,200	16,956

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
Tenaga Nasional	113,500	$452,698
UMW Holdings	26,900	80,790
VS Industry	83,200	82,191
WTK Holdings	49,300	15,444

		3,624,587

MEXICO — 0.6%
Alfa, Cl A *	208,000	379,657
America Movil, Ser L	124,137	133,003
America Movil ADR, Cl L	36,588	782,617
Arca Continental *	13,200	78,287
Banregio Grupo Financiero *	3,800	19,693
Bio Pappel *	74,280	111,498
Cemex *	280,392	248,976
Cemex ADR *	11,489	102,137
El Puerto de Liverpool *	8,400	85,802
Empresa ICA Sab de CV *	28,500	29,661
Fibra Uno Administracion ‡	60,098	181,222
Financiera Independencia SAB *	30,978	12,152
Fomento Economico Mexicano ADR *	5,975	499,271
Genomma Lab Internacional, Cl B *	19,000	29,978
Gruma, Cl B	3,277	35,088
Gruma ADR	1,304	55,929
Grupo Aeroportuario del Pacifico, Cl B	33,400	220,840
Grupo Aeroportuario del Sureste, Cl B *	13,749	180,330
Grupo Financiero Banorte, Cl O	27,400	139,527
Grupo Financiero Inbursa, Cl O	131,660	340,360
Grupo Financiero Santander Mexico, Cl B	32,400	68,714
Grupo KUO SAB De CV	39,041	66,234
Grupo Mexico	62,700	165,309
Grupo Televisa ADR *	6,900	225,009
Industrias Bachoco *	58,020	238,049
Industrias Bachoco ADR *	3,379	165,030
Industrias Penoles	2,875	57,308
Infraestructura Energetica Nova	25,195	119,625
OHL Mexico *	40,798	77,434

		4,848,740

NETHERLANDS — 1.7%
Aalberts Industries	2,609	75,141
Aegon	81,985	584,293
Akzo Nobel	882	63,540
Arcadis	1,989	60,197
ASML Holding	4,978	519,244
ASML Holding, Cl G	27,629	2,871,758
Boskalis Westminster	10,641	470,421
Fugro	7,893	171,160

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
NETHERLANDS (continued)
Gemalto	995	$72,045
Heineken	4,470	333,587
ING Groep *	112,674	1,400,803
InterXion Holding *	74,369	2,029,530
James Hardie Industries	18,672	187,221
Koninklijke Ahold	16,315	294,460
Koninklijke DSM	5,876	311,666
Koninklijke KPN	117,411	362,374
Koninklijke Philips Electronics	6,494	179,070
Koninklijke Vopak	276	15,392
QIAGEN *	2,462	56,328
Reed Elsevier	16,403	401,028
Royal Dutch Shell, Cl A	41,423	1,262,393
Royal Dutch Shell, Cl B	22,400	709,186
TomTom *	15,059	98,953
Unilever	19,768	857,228
Wolters Kluwer	5,236	156,414
Yandex, Cl A *	4,700	69,983

		13,613,415

NEW ZEALAND — 0.2%
Air New Zealand	68,491	129,577
Argosy Property	45,226	37,346
Auckland International Airport	30,774	99,531
Contact Energy	9,672	49,638
Fisher & Paykel Healthcare	39,110	176,355
Fletcher Building	42,202	256,367
Genesis Energy	52,879	86,002
Kiwi Property Group ‡	31,160	29,925
SKY Network Television	19,025	83,653
SKYCITY Entertainment Group	33,207	94,736
Spark New Zealand	42,263	101,270
Xero *	4,023	45,410

		1,189,810

NORWAY — 0.6%
Akastor	7,026	17,274
Aker Solutions *	7,026	34,300
Atea ASA	10,036	111,390
DNB	5,961	86,367
DNO *	32,943	72,582
Fred Olsen Energy	9,700	81,291
Gjensidige Forsikring	8,858	149,332
Kongsberg Gruppen	2,559	43,276
Marine Harvest	26,938	352,390
Norsk Hydro	35,849	210,675
Opera Software	58,310	772,453
Orkla	29,498	217,396
Prosafe	67,000	178,878
Salmar	39,499	609,789

COMMON STOCK — continued
	Shares	Value
NORWAY (continued)
Schibsted	10,416	$670,976
Seadrill	2,137	22,838
Statoil	22,778	381,447
Telenor	11,730	251,993
Tomra Systems	6,440	51,681
Veidekke	5,388	55,617
Yara International	2,319	120,733

		4,492,678

PANAMA — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	11,475	319,808

PAPUA NEW GUINEA — 0.0%
Oil Search	19,851	119,459

PERU — 0.0%
Credicorp	1,552	223,674

PHILIPPINES — 0.2%
Cebu Air	35,240	75,686
First Gen	31,100	21,912
GT Capital Holdings	7,039	192,682
Integrated Micro-Electronics	11,000	1,387
Jollibee Foods	36,197	190,036
Lopez Holdings	1,340,500	225,832
Marcventures Holdings	367,000	49,478
Megaworld	1,936,937	227,170
Pepsi-Cola Products Philippines *	143,400	12,966
San Miguel	67,980	117,225
SM Prime Holdings	470,239	197,651
Top Frontier Investment Holdings *	11,450	29,863
Universal Robina	37,648	176,629

		1,518,517

POLAND — 0.3%
Asseco Poland	25,128	372,243
Bank Pekao	3,460	166,894
Bank Zachodni WBK	10	930
Ciech	4,441	59,383
Getin Noble Bank *	19,176	10,297
Impexmetal	21,898	15,629
KGHM Polska Miedz	5,110	144,866
Lentex	21,694	50,607
LLP S.A. *	27	54,611
Neuca	201	14,279
Orange Polska	52,490	126,624
Pelion	112	2,548
PGE Polska Grupa Energetyczna	146,064	765,347
Polski Koncern Naftowy Orlen	346	5,105

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
POLAND (continued)
Polskie Gornictwo Naftowe i Gazownictwo	230,832	$272,382
Powszechny Zaklad Ubezpieczen	1,694	230,384
Tauron Polska Energia	22,263	29,952
Zespol Elektrowni Patnow Adamow Konin	3,415	25,448

		2,347,529

PORTUGAL — 0.2%
Banco Comercial Portugues, Cl R *	1,912,918	134,721
Banco Espirito Santo *	66,989	76
CTT-Correios de Portugal	4,532	47,684
EDP - Energias de Portugal	68,697	261,317
Galp Energia SGPS	16,055	169,610
Jeronimo Martins SGPS	14,011	150,707
Mota-Engil SGPS	18,681	57,121
NOS SGPS	22,076	140,140
Portucel	27,780	112,070
Portugal Telecom	133,260	92,880
Sonae SGPS	98,935	129,526

		1,295,852

PUERTO RICO — 0.1%
OFG Bancorp	12,200	196,420
Triple-S Management, Cl B *	21,000	505,680

		702,100

RUSSIA — 0.5%
Cherkizovo Group GDR	1,153	7,725
Gazprom OAO ADR	15,940	63,985
Lenta GDR *	9,615	51,248
Lukoil OAO ADR	16,968	678,287
Magnit PJSC GDR	2,986	113,540
Mail.ru Group GDR *	5,403	77,410
MegaFon OAO GDR	5,907	80,671
MMC Norilsk Nickel ADR	22,190	365,738
Mobile TeleSystems ADR	34,368	270,132
OTCPharm PJSC *	9,357	3,182
Pharmstandard GDR *	18,507	146,205
Rosneft OAO GDR	42,855	138,900
Rostelecom *	1,701	11,942
RusHydro JSC ADR	5,120	3,871
Sberbank of Russia ADR	12,550	46,252
Severstal PAO GDR	13,900	126,406
Sistema GDR	23,442	104,317
Surgutneftegas OAO ADR	35,909	180,836
Tatneft OAO ADR	22,274	521,585
Uralkali GDR	5,881	72,979
VimpelCom ADR	38,893	140,015
VTB Bank GDR	79,310	152,195

COMMON STOCK — continued
	Shares	Value
RUSSIA (continued)
X5 Retail Group GDR *	13,323	$140,496

		3,497,917

SAUDI ARABIA — 0.0%
Samba Financial Group	16,764	204,498

SINGAPORE — 0.5%
Ascendas Real Estate Investment Trust ‡	92,000	167,080
Ascott Residence Trust ‡	1,000	934
Avago Technologies, Cl A	15,736	1,618,920
CapitaCommercial Trust ‡	189,543	247,823
CapitaMall Trust ‡	66,000	101,814
DBS Group Holdings	17,000	247,854
Ezion Holdings	7,200	6,750
Ezra Holdings	11,440	4,474
Flextronics International *	28,733	319,511
Genting Singapore	79,000	62,988
Golden Agri-Resources	226,000	70,106
Jardine Cycle & Carriage	4,000	124,849
Keppel	32,000	205,522
Keppel ‡	4,960	4,524
M1	55,000	152,074
Oversea-Chinese Banking	33,000	253,115
Sembcorp Industries	1,000	3,180
Sembcorp Marine	1,000	2,213
Singapore Post	96,000	151,764
Singapore Press Holdings	51,000	155,530
Singapore Technologies Engineering	31,000	76,896
Singapore Telecommunications	42,000	126,482
Starhill Global ‡	1,000	613
Wilmar International	36,000	85,435

		4,190,451

SOUTH AFRICA — 1.1%
Anglo American Platinum *	4,768	146,170
AngloGold Ashanti	3,140	38,085
Aspen Pharmacare Holdings	3,439	128,771
Assore	10	137
Barclays Africa Group	1,301	22,118
Clicks Group	36,415	281,438
Comair	5,673	2,726
FirstRand	181,073	805,843
Gold Fields	2,560	14,748
Group	27,880	481,452
Hulamin *	84,848	64,483
Impala Platinum Holdings	2,660	17,258
Liberty Holdings	4,543	51,145
Mediclinic International	21,681	214,382
MMI Holdings	69,084	185,866

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH AFRICA (continued)
Mondi	7,281	$130,833
Mr Price Group	6,578	148,991
MTN Group ADR	20,700	360,594
Murray & Roberts Holdings	190,990	322,608
Naspers, Cl N	4,267	615,566
Net 1 UEPS Technologies *	16,900	200,941
Netcare	49,850	165,494
Pioneer Foods	1,944	25,290
PPC	6,166	11,299
Quantum Foods Holdings *	1,944	663
Remgro	13,860	320,717
RMB Holdings	20,680	116,803
Sanlam	50,865	304,872
Sappi *	8,589	35,265
Sasol	13,878	501,273
Sibanye Gold	38,211	103,319
Sibanye Gold ADR	13,871	154,523
Standard Bank Group	107,395	1,418,175
Steinhoff International Holdings	49,280	251,867
Super Group *	17,137	50,397
Telkom SOC	17,083	102,087
Tiger Brands	10,565	356,292
Transaction Capital	14,668	10,492
Woolworths Holdings	22,496	166,978

		8,329,961

SOUTH KOREA — 2.5%
Amorepacific *	83	200,031
AMOREPACIFIC Group *	209	238,228
BS Financial Group *	610	7,710
Busan City Gas *	1,592	53,426
Celltrion *	3,945	146,303
Cheil Worldwide *	4,010	72,252
CJ *	794	124,663
CJ CheilJedang *	430	137,768
CJ O Shopping *	28	5,666
CrystalGenomics *	831	9,760
Daedong *	2,576	10,030
Daelim Industrial *	125	6,237
Daesung Holdings *	1,980	17,364
Daewon San Up *	6,352	54,509
Daewoo International	320	8,001
Daewoo Shipbuilding & Marine Engineering *	6,150	108,440
Daum Kakao *	949	131,849
DGB Financial Group *	640	6,138
Dong-A ST, Cl A *	164	13,227
Dongil Industries *	1,050	63,366
Dongwon Development *	2,355	67,054

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Doosan	597	$56,473
E1 *	143	8,259
Eugene Investment & Securities *	11,117	21,089
Eusu Holdings *	10,474	105,353
Green Cross *	1,680	212,840
GS Holdings *	8,010	303,128
Halla Holdings *	41	2,361
Hanwha *	1,210	30,188
Hotel Shilla	1,790	166,091
Hyundai Development -Engineering & Construction *	4,484	175,406
Hyundai Engineering & Construction *	445	17,611
Hyundai Glovis *	420	93,546
Hyundai Heavy Industries *	1	102
Hyundai Home Shopping Network *	578	63,235
Hyundai Hysco *	1,151	80,557
Hyundai Marine & Fire Insurance *	22,500	535,462
Hyundai Merchant Marine *	1,410	13,215
Hyundai Mobis	588	132,928
Hyundai Motor Company	4,590	705,410
Hyundai Steel	1,577	94,614
Industrial Bank of Korea *	740	8,693
INTOPS	1,122	18,853
i-SENS *	4,489	256,992
KB Financial Group *	5,853	196,621
KB Financial Group ADR	8,400	283,500
KCC	202	101,634
Kia Motors	13,344	557,673
KISCO *	520	15,130
KONA I	7,896	246,115
Korea Electric Power	15,194	594,069
Korea Zinc *	96	37,498
Korean Air Lines *	580	25,176
KT&G	3,821	278,926
Kumho Petrochemical *	122	9,936
Kunsul Chemical Industrial *	1,106	55,163
KyungDong City Gas *	567	51,173
LG *	1,291	72,655
LG Chemical	778	139,916
LG Display	9,940	326,610
LG Display ADR	14,541	235,419
LG Household & Health Care	451	282,543
LG International	490	16,371
LG Uplus	19,614	216,236
Lotte Chemical *	183	28,874
Lotte Chilsung Beverage *	75	113,648
LS *	493	21,610
Macrogen *	251	12,712

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
Mando *	45	$6,784
Medy-Tox	1,048	352,139
Meritz Financial Group *	56,920	503,928
Mi Chang Oil Industrial *	247	16,036
Mobase *	4,311	49,455
NAVER	211	136,762
OCI *	374	26,516
Orion *	117	111,645
Paradise	58,303	1,393,095
POSCO	1,908	443,220
Posco ICT *	12,756	63,874
RedcapTour	1,187	34,516
S&T Holdings	5,263	94,484
Sam Young Electronics *	1,260	13,792
Samsung C&T	1,287	65,212
Samsung Card	1,780	61,869
Samsung Electronics	2,984	3,704,334
Samsung Electronics GDR	1,205	741,846
Samsung Fire & Marine Insurance	1,867	502,703
Samsung Heavy Industries	3,270	52,940
Samsung Life Insurance	1,874	192,486
Samsung SDI	340	39,675
SeAH Holdings *	100	13,383
Sewon Precision Industry	4,119	97,928
Shinhan Financial Group *	8,220	335,610
Shinsegae	79	11,584
Shinsegae Information and Communication Company	195	18,811
SK Broadband *	12,699	49,149
SK Chemicals *	172	9,565
SK Holdings	958	149,363
SK Hynix	17,632	761,625
SK Telecom ADR	26,055	749,081
SKC *	320	8,788
S-Oil	2,522	138,728
ViroMed *	2,639	125,897
YESCO	1,130	34,667
Young Poong *	1	1,300
Yuhan *	1,520	237,228

		19,853,654

SPAIN — 0.8%
Abertis Infraestructuras	14,402	282,026
Acerinox	4,030	59,996
Almirall	20,816	363,125
Amadeus IT Holding, Cl A	9,252	371,043
Banco Bilbao Vizcaya Argentaria	13,275	113,399
Banco Popular Espanol	25,096	106,079
Banco Santander	268,637	1,806,864

COMMON STOCK — continued
	Shares	Value
SPAIN (continued)
Bankia *	6,467	$8,458
CaixaBank	38,832	169,142
Distribuidora Internacional de Alimentacion	20,244	131,062
Enagas	8,971	284,088
Grifols	6,129	257,106
Grupo Catalana Occidente	1,419	40,573
Iberdrola	27,289	188,359
Inditex	16,520	486,901
Red Electrica	4,207	358,427
Repsol	22,232	393,833
Telefonica *	49,814	746,978
Viscofan	1,310	75,793
Zardoya Otis	7,474	85,117

		6,328,369

SWEDEN — 0.8%
Assa Abloy, Cl B	2,217	121,079
Atlas Copco, Cl A	8,044	238,172
Autoliv	1,934	205,120
Axfood	2,345	142,320
Axis Communications	633	16,945
Betsson	6,615	247,894
BillerudKorsnas	12,693	192,673
Electrolux	6,779	208,647
Elekta, Cl B	21,122	226,685
Hennes & Mauritz, Cl B	12,752	524,576
Hexpol	1,620	162,528
Holmen, Cl B	4,751	171,421
Hufvudstaden, Cl A	7,488	98,081
Investment Kinnevik, Cl B	8,321	248,661
Investor, Cl B	8,010	291,474
Lundin Petroleum *	6,553	85,012
Meda, Cl A	11,116	156,559
Medivir, Cl B *	2,714	32,171
Securitas, Cl B	10,349	126,143
Skanska, Cl B	6,356	140,876
SKF, Cl B	4,224	99,567
Svenska Cellulosa SCA, Cl B	11,785	284,067
Swedbank, Cl A	18,300	442,693
Swedish Match	3,694	120,265
Swedish Orphan Biovitrum *	8,624	90,396
Tele2, Cl B	8,423	95,287
Telefonaktiebolaget LM Ericsson, Cl B	51,627	625,939
TeliaSonera	60,748	374,315
Wallenstam, Cl B	7,242	119,895

		5,889,461

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
SWITZERLAND — 3.8%
ABB	17,067	$328,134
Burckhardt Compression Holding	264	81,663
Cie Financiere Richemont	33,344	2,770,156
Credit Suisse Group	98,268	2,069,116
EMS-Chemie Holding	499	192,766
Forbo Holding	656	634,296
Geberit	1,180	403,141
Georg Fischer	218	130,728
Givaudan	685	1,248,636
Helvetia Holding	539	274,939
Holcim	15,900	1,111,615
Julius Baer Group	40,065	1,630,010
Kaba Holding	343	172,393
Kuehne + Nagel International	14,363	1,977,129
Kuoni Reisen Holding	304	101,973
Leonteq	1,329	293,109
Mobimo Holding	450	103,934
Nestle	21,708	1,657,861
Novartis	37,876	3,691,122
OC Oerlikon	11,020	125,348
Partners Group Holding	166	44,425
Roche Holding	9,392	2,531,308
Schindler Holding	2,558	378,857
SGS	226	428,698
Sika	41	140,814
STMicroelectronics	28,489	236,902
Straumann Holding	636	143,660
Swatch Group	2,933	1,166,496
Swiss Life Holding	4,257	949,964
Swisscom	429	251,531
Syngenta	1,650	537,461
TE Connectivity	36,300	2,409,957
U-Blox	3,110	444,666
UBS Group *	44,421	744,543
Vontobel Holding	2,109	70,500
Zurich Insurance Group	907	300,742

		29,778,593

TAIWAN — 1.5%
Advanced Semiconductor Engineering ADR	33,026	218,302
Advantech	23,088	172,395
AU Optronics ADR	57,291	320,830
Cheng Shin Rubber Industry	61,000	147,036
Chicony Electronics	19,095	52,398
China Steel	77,520	65,674
China Steel Chemical	24,000	116,047
ChipMOS TECHNOLOGIES	7,192	168,796
Chunghwa Telecom	214,000	646,714

COMMON STOCK — continued
	Shares	Value
TAIWAN (continued)
Compal Electronics	222,000	$161,885
Delta Electronics	88,000	537,495
Eclat Textile	13,000	134,580
Far Eastern New Century	48,960	49,277
Far EasTone Telecommunications	5,000	12,216
Formosa Chemicals & Fibre	88,580	189,548
Formosa Plastics	135,200	326,269
Fubon Financial Holding	348,000	551,437
Giant Manufacturing	13,000	113,464
Hon Hai Precision Industry	173,488	476,050
Hon Hai Precision Industry GDR	114,530	624,522
Hotai Motor	1,000	14,369
Largan Precision	6,000	498,945
Makalot Industrial	23,000	128,711
MediaTek	15,000	228,079
Novatek Microelectronics	26,000	143,013
Pegatron	134,000	356,317
Pou Chen	146,000	199,947
Powertech Technology	73,000	120,768
President Chain Store	22,000	169,121
Silicon Motion Technology ADR	4,768	132,837
Siliconware Precision Industries ADR	22,751	194,749
Standard Foods	2,888	6,208
Taiwan Mobile	18,000	59,353
Taiwan Semiconductor Manufacturing ADR	185,023	4,201,872
Tatung *	31,000	8,665
Teco Electric and Machinery	92,000	85,883
Uni-President Enterprises	114,480	182,415
United Microelectronics	394,000	190,792

		12,006,979

THAILAND — 0.6%
Advanced Info Service	48,700	363,880
Airports of Thailand	1,800	17,760
Asia Plus Group Holdings Securities	1,381,100	185,283
Bangchak Petroleum	391,400	409,747
Bangkok Dusit Medical Services, Cl F	225,000	127,574
BEC World	4,800	7,546
BTS Group Holdings	433,318	129,986
Central Pattana	2,100	2,862
Charoen Pokphand Foods	35,881	27,594
CP ALL PLC	65,300	82,726
Delta Electronics Thailand	80,500	181,864
Fabrinet *	11,200	182,896
GFPT	53,800	25,666
Glow Energy	49,900	138,448
Kasikornbank	6,400	43,730
Krung Thai Bank	1,289,400	892,645

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND (continued)
Krungthai Card	53,500	$101,794
Lalin Property	144,100	19,086
Minor International	117,925	130,199
PTT	100	1,057
PTT NVDR	45,700	483,188
PTT Exploration & Production	4,100	13,669
PTT Global Chemical	4,800	8,283
Ratchaburi Electricity Generating Holding	5,500	10,070
Siam Cement	2,600	39,535
Siam City Cement	100	1,306
Siam Commercial Bank	23,900	130,927
Thai Central Chemical	11,600	11,696
Thai Union Frozen Products	147,200	97,471
Thanachart Capital	641,800	651,158
TKS Technologies	100,400	30,522

		4,550,168

TURKEY — 0.4%
Adana Cimento Sanayii, Cl A	43,476	114,669
Akcansa Cimento	18,132	127,882
Baticim Bati Anadolu Cimento Sanayii	4,440	13,592
BIM Birlesik Magazalar	3,640	73,456
Bossa Ticaret Ve Sanayi Isletmeleri Tas	21,305	26,576
Bursa Cimento Fabrikasi	14,956	34,882
Cimentas *	3,927	14,844
Coca-Cola Icecek	6,170	124,411
Enka Insaat ve Sanayi	71,074	143,592
Eregli Demir ve Celik Fabrikalari	192,356	344,843
Ford Otomotiv Sanayi	7,400	102,628
Haci Omer Sabanci Holding	240	1,011
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret	8,722	20,860
Is Yatirim Menkul Degerler	67,350	34,637
Kiler Gayrimenkul Yatirim Ortakligi ‡ *	51,581	24,578
KOC Holding	46,300	240,078
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret *	8,337	19,114
TAV Havalimanlari Holding	61,472	458,533
Tupras Turkiye Petrol Rafinerileri	10,341	224,128
Turk Hava Yollari *	77,101	294,251
Turkcell Iletisim Hizmetleri *	26,002	149,690
Turkiye Garanti Bankasi	58,729	246,943
Turkiye Is Bankasi, Cl C	95,081	275,618
Turkiye Sise ve Cam Fabrikalari	—	—

		3,110,816

COMMON STOCK — continued
	Shares	Value
UNITED ARAB EMIRATES — 0.0%
Emaar Malls Group PJSC *	245,691	$185,811

UNITED KINGDOM — 4.5%
Admiral Group PLC	9,284	201,969
Anglo American	7,718	128,919
Aon PLC	2,595	233,680
ARM Holdings PLC	184,207	2,870,954
Ashtead Group	8,090	131,645
AstraZeneca	15,857	1,128,790
AVEVA Group	4,100	81,018
Aviva PLC	55,401	439,547
BAE Systems PLC	152,978	1,164,567
Barclays	208,079	730,782
Barratt Developments PLC	215,443	1,483,002
Betfair Group	7,028	169,943
BG Group	5,943	79,267
BHP Billiton	12,882	279,805
Big Yellow Group ‡	13,654	125,368
BP PLC	53,386	342,954
British American Tobacco	8,026	452,796
British Sky Broadcasting Group PLC	14,520	202,484
BTG *	47,706	566,805
Bunzl	15,439	439,811
Bupa Arabia for Cooperative Insurance *	1,899	81,444
Burberry Group PLC	23,637	614,079
Cable & Wireless Communications PLC	140,214	105,272
Centrica PLC	51,336	226,548
Cobham PLC	34,964	171,390
Compass Group	12,240	211,032
Croda International	19,687	786,230
CSR	4,137	53,005
Delphi Automotive PLC	22,652	1,556,872
Diageo	92,981	2,752,305
Domino’s Pizza Group PLC *	172,912	1,750,462
Elementis	27,586	114,531
Ensco, Cl A	35,757	1,002,626
Filtrona PLC	9,290	115,669
Firstgroup	32,913	49,121
G4S	36,409	156,017
GlaxoSmithKline PLC	35,109	773,058
Glencore	73,334	273,433
Halma	41,756	436,920
Hargreaves Lansdown	63,352	960,332
Hikma Pharmaceuticals	5,198	184,188
Howden Joinery Group	84,930	541,987
HSBC Holdings	57,431	525,450
Hunting	7,139	42,501

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM (continued)
Imperial Tobacco Group PLC	4,835	$227,096
Inchcape	22,439	234,397
Indivior *	2,985	7,823
Intertek Group	7,299	251,386
J Sainsbury	24,477	93,797
Jazztel *	13,780	195,233
Johnson Matthey	3,143	153,758
Land Securities Group ‡	2,883	55,256
Legal & General Group	19,805	79,540
Lloyds Banking Group *	198,592	220,004
Micro Focus International	8,282	131,231
Moneysupermarket.com Group	80,352	317,201
National Grid PLC	54,747	769,691
Pearson	18,481	374,977
Pennon Group	4,708	62,933
Playtech	4,778	48,631
Polymetal International	5,277	47,520
Provident Financial	10,205	404,319
Randgold Resources	891	76,474
Reckitt Benckiser Group PLC	2,985	252,636
Rexam	31,501	201,301
Rolls-Royce Holdings PLC	18,613	248,671
RSA Insurance Group	10,202	69,616
Sage Group	48,686	350,972
Shaftesbury PLC ‡	10,627	124,303
Shire PLC	9,004	657,185
Soco International	15,380	60,391
SSE	24,017	581,181
Standard Chartered PLC	7,421	98,959
Stolt-Nielsen	1,998	31,547
Subsea 7	4,377	37,233
Tate & Lyle	5,019	51,189
Ted Baker	3,583	127,729
Telecity Group PLC	111,426	1,443,560
Telecom Plus	1,529	25,036
UBM	906	7,194
Ultra Electronics Holdings	2,889	75,893
UNITE Group	37,127	273,452
United Utilities Group PLC	701	10,819
Victrex PLC	3,660	113,143
Vodafone Group	462,679	1,627,007
WH Smith	8,647	175,132
Whitbread PLC	3,366	252,656
WM Morrison Supermarkets	20,843	56,237

		35,442,887

UNITED STATES — 44.6%
Consumer Discretionary — 6.6%
1-800-Flowers.com, Cl A *	3,400	26,826

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Advance Auto Parts	3,967	$630,753
Amazon.com *	11,629	4,122,829
Amcon Distributing	602	48,160
American Axle & Manufacturing Holdings *	12,319	299,968
America’s Car-Mart *	1,700	90,287
Aramark	20,500	642,060
Arctic Cat	3,700	124,394
Ark Restaurants	500	12,315
Ascena Retail Group *	14,200	164,152
AutoZone *	1,126	672,177
Bassett Furniture Industries	8,278	183,937
bebe stores	42,101	150,722
Bloomin’ Brands	18,600	459,699
BorgWarner	11,454	618,631
CarMax *	3,183	197,664
Carmike Cinemas *	10,594	293,136
Carriage Services, Cl A	16,898	368,376
Cato, Cl A	2,200	93,280
Cavco Industries *	3,100	227,881
Charter Communications, Cl A *	321	48,508
Columbia Sportswear	6,712	285,260
Comcast, Cl A	13,269	705,181
Cooper Tire & Rubber	19,500	678,405
Cracker Barrel Old Country Store	1,502	202,034
CSS Industries	4,400	119,680
Culp	5,600	112,504
Dana Holding	13,574	283,289
DeVry Education Group	13,000	551,330
DineEquity	2,024	216,062
DIRECTV *	12,298	1,048,773
DISH Network, Cl A *	1,162	81,747
Dollar General *	7,800	523,068
Dollar Tree *	19,053	1,354,668
DSW, Cl A	3,626	128,941
El Pollo Loco Holdings *	12,000	308,760
Entercom Communications, Cl A *	12,200	141,154
Entravision Communications, Cl A	48,662	300,245
EW Scripps, Cl A *	9,877	194,873
Finish Line, Cl A	5,900	139,240
Flexsteel Industries	3,000	89,400
Ford Motor	8,000	117,680
Gannett	16,000	496,160
Gap	13,750	566,362
General Motors	17,300	564,326
Genesco *	2,400	171,480
Genuine Parts	5,695	529,293
Habit Restaurants, Cl A *	4,800	158,400

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Harte-Hanks	39,379	$286,285
Hasbro	9,405	516,523
Haverty Furniture	5,800	141,694
hhgregg *	7,500	41,175
Home Depot	4,612	481,585
HSN	3,863	299,151
Interpublic Group of Companies	29,000	578,260
Interval Leisure Group	6,206	143,234
Johnson Outdoors, Cl A	900	27,000
K12 *	1,500	21,330
Kirkland’s *	10,800	251,316
Kohl’s	11,700	698,724
Lands’ End *	1,500	52,035
Lear	4,100	411,435
LGI Homes *	11,731	154,497
Libbey	4,700	153,737
Liberty Broadband, Cl A *	8,850	393,560
Liberty Broadband, Cl C *	522	23,177
Liberty Global *	35,926	1,637,866
Liberty Global, Cl A *	5,918	276,489
Liberty Tax *	4,556	164,016
Lowe’s	5,258	356,282
Macy’s	6,000	383,280
Marcus	2,700	50,922
MarineMax *	9,228	235,406
Marriott Vacations Worldwide	3,500	267,750
Mattel	27,000	726,300
McClatchy, Cl A *	33,500	84,085
McDonald’s	10,074	931,241
Meredith	4,988	259,675
Mohawk Industries *	2,950	486,868
Monarch Casino & Resort *	4,900	84,770
Monro Muffler Brake	2,014	115,080
Motorcar Parts & Accesories *	14,597	381,274
Murphy USA *	1,652	115,326
Nautilus *	34,786	495,353
New Remy Holdco *	244	5,190
New York Times, Cl A	48,000	604,320
Newell Rubbermaid	11,000	405,570
NIKE, Cl B	13,681	1,262,072
O’Reilly Automotive *	4,013	751,876
Outerwall *	2,700	167,616
Overstock.com *	5,700	127,566
Papa Murphy’s Holdings *	16,221	215,577
Penske Automotive Group	5,600	270,760
Perry Ellis International *	4,400	105,204
PetMed Express	8,500	133,450

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
Priceline Group *	1,851	$1,868,548
PVH	5,150	567,839
Rave Restaurant Group *	1,947	25,175
RCI Hospitality Holdings *	9,400	91,650
Restoration Hardware Holdings *	200	17,506
Rocky Brands	12,300	168,633
Ross Stores	1,960	179,752
Ruth’s Hospitality Group	21,310	309,421
Scholastic	16,000	588,480
Sears Hometown and Outlet Stores *	10,196	115,725
Select Comfort *	11,883	354,589
Shake Shack, Cl A *	1,563	71,742
Shiloh Industries *	4,900	59,927
Sinclair Broadcast Group, Cl A	8,979	222,140
Skechers U.S.A., Cl A *	1,000	60,350
Smith & Wesson Holding *	11,700	143,910
Stage Stores	9,400	188,000
Standard Motor Products	4,400	160,424
Staples	34,000	579,700
Starbucks	9,400	822,782
Starwood Hotels & Resorts Worldwide	16,554	1,191,391
Stein Mart	9,100	125,216
Stoneridge *	23,100	291,522
Strattec Security	3,918	246,834
Strayer Education *	1,100	73,700
Summer Infant *	49,631	152,863
Superior Industries International	7,117	129,885
Tesla Motors *	4,173	849,623
Tilly’s, Cl A *	16,922	232,508
Time	33,772	845,651
Time Warner	18,133	1,413,105
Time Warner Cable	1,428	194,394
TJX	12,810	844,691
Tower International *	11,744	277,980
Townsquare Media, Cl A *	900	10,926
Twenty-First Century Fox, Cl A	7,071	234,474
Universal Electronics *	800	50,992
Viacom, Cl B	9,800	631,316
VOXX International, Cl A *	12,500	100,000
Walt Disney	19,215	1,747,796
Yum! Brands	5,857	423,344
ZAGG *	26,200	157,986

		52,142,462

Consumer Staples — 2.5%
Altria Group	10,496	557,337
Andersons	800	35,984

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Brown-Forman, Cl B	6,700	$595,429
Bunge	5,000	447,650
Cal-Maine Foods	7,100	248,855
Casey’s General Stores	1,010	92,213
Church & Dwight	6,898	558,186
Clorox	1,200	128,052
Coca-Cola	28,923	1,190,760
Colgate-Palmolive	3,980	268,730
ConAgra Foods	12,600	446,418
Costco Wholesale	4,462	638,021
CVS Health	15,937	1,564,376
Hain Celestial Group *	2,344	123,693
Hormel Foods	9,744	499,088
Ingles Markets, Cl A	9,600	409,440
Ingredion	7,700	620,928
Inventure Foods *	22,658	230,432
J&J Snack Foods	1,300	127,556
John B Sanfilippo & Son	20,214	737,204
Keurig Green Mountain	6,604	809,386
Kimberly-Clark	865	93,385
Kroger	33,800	2,333,890
Lorillard	167	10,957
McCormick	5,833	416,418
Molson Coors Brewing, Cl B	4,000	303,720
Nature’s Sunshine Products	7,532	104,167
Omega Protein *	8,400	88,536
Orchids Paper Products	7,817	213,170
PepsiCo	9,468	887,909
Pilgrim’s Pride	11,565	313,990
Procter & Gamble	19,710	1,661,356
Rite Aid *	13,318	92,960
Roundy’s *	16,600	59,760
Sanderson Farms	3,800	303,848
SpartanNash	8,100	208,656
Sysco	8,400	329,028
TreeHouse Foods *	2,905	263,483
Village Super Market, Cl A	1,000	28,970
Walgreens Boots Alliance	5,560	410,050
Wal-Mart Stores	16,422	1,395,542
Weis Markets	1,300	59,579

		19,909,112

Energy — 2.0%
Abraxas Petroleum *	32,411	95,937
Adams Resources & Energy	3,600	208,944
Apache	33,627	2,104,041
Broadwind Energy *	8,300	40,504
Carrizo Oil & Gas *	6,114	275,741

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Energy (continued)
Chevron	15,112	$1,549,433
ConocoPhillips	4,726	297,643
Delek US Holdings	10,010	308,809
Equities	4,400	327,536
Exxon Mobil	21,006	1,836,345
FMC Technologies *	18,900	708,372
GasLog	1,800	31,482
Gastar Exploration *	39,406	92,210
Geospace Technologies *	400	9,592
Green Plains	12,200	285,602
Hallador Energy	5,500	62,370
Hercules Offshore *	26,000	18,720
Hess	5,800	391,442
Marathon Petroleum	6,500	601,835
Matrix Service *	7,700	147,840
McDermott International *	105,000	236,250
Murphy Oil	6,610	296,855
Newpark Resources *	2,900	25,056
Occidental Petroleum	8,780	702,400
Oceaneering International	5,350	280,126
Pacific Ethanol *	13,400	115,106
Parker Drilling *	30,100	81,571
PDC Energy *	4,256	195,521
PetroQuest Energy *	37,052	108,562
Phillips 66	887	62,374
REX American Resources *	4,500	249,795
Ring Energy *	9,959	90,826
Rosetta Resources *	6,363	108,616
Schlumberger	9,843	810,965
SemGroup, Cl A	1,870	125,907
Spectra Energy	11,937	399,173
Synergy Resources *	25,091	306,863
Transocean	32,000	521,600
US Energy Wyoming *	3,900	5,577
VAALCO Energy *	33,700	186,698
Valero Energy	7,337	387,981
Warren Resources *	73,300	76,965
Western Refining	6,304	234,068
Whiting Petroleum *	7,450	223,649

		15,226,902

Financials — 6.9%
Acadia Realty Trust ‡	10,180	368,414
Access National	9,300	166,098
ACE	900	97,164
Alleghany *	300	132,627
American Capital Agency ‡	6,099	131,433

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
American Equity Investment Life Holding	11,732	$299,283
American Express	1,400	112,966
American International Group	41,810	2,043,255
American National Bankshares	4,100	88,232
American Realty Capital Properties ‡	113,365	1,050,327
Ameriprise Financial	3,200	399,808
Ameris Bancorp	12,040	290,525
Apollo Commercial Real Estate Finance ‡	9,200	152,076
Apollo Residential Mortgage ‡	11,400	178,410
Argo Group International Holdings	8,064	431,343
Asta Funding *	5,900	50,091
Atlas Financial Holdings *	10,667	178,139
AvalonBay Communities ‡	1,039	179,737
Axis Capital Holdings	2,000	101,800
Bank of America	137,000	2,075,550
Bank of Commerce Holdings	18,600	106,020
Banner	8,141	328,734
Bar Harbor Bankshares	6,027	185,029
Berkshire Hathaway, Cl B *	4,853	698,395
Boston Private Financial Holdings	10,098	111,078
Boston Properties ‡	1,009	140,049
C&F Financial	2,400	84,696
Calamos Asset Management, Cl A	16,500	207,075
Camden Property Trust ‡	1,423	109,642
Capital Bank Financial, Cl A *	5,357	130,818
CBL & Associates Properties ‡	532	10,970
Cedar Realty Trust ‡	45,000	358,200
Chubb	1,400	137,060
Cincinnati Financial	7,900	399,029
Citigroup	49,867	2,341,256
Citizens & Northern	4,200	81,186
Citizens Financial Group	56,207	1,343,347
City Holding	2,200	93,126
City National	5,250	455,123
City Office ‡	1,900	24,320
CNO Financial Group	30,907	479,677
CorEnergy Infrastructure Trust ‡	20,500	134,275
CoreSite Realty ‡	7,586	332,343
Cousins Properties ‡	22,768	251,359
Crawford, Cl B	28,300	264,605
Crown Castle International ‡	3,421	295,951
CyrusOne ‡	10,500	294,525
CYS Investments ‡	11,300	99,892
Dime Community Bancshares	6,400	94,464
Discover Financial Services	2,400	130,512
Dynex Capital ‡	21,100	176,607

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
E*TRADE Financial *	23,400	$539,370
Eaton Vance	6,800	273,700
EMC Insurance Group	9,800	316,148
Enterprise Financial Services	14,200	271,362
Everest Re Group	1,689	289,461
FBR *	4,500	100,890
Federal Agricultural Mortgage, Cl C	6,100	168,055
Federated National Holding	14,407	419,388
Fidelity Southern	20,953	320,371
Fifth Third Bancorp	35,400	612,420
Financial Institutions	7,800	171,834
First Bancorp	4,900	81,242
First Business Financial Services	3,300	144,441
First Commonwealth Financial	21,900	172,791
First Community Bancshares	17,800	279,282
First Defiance Financial	10,500	319,830
First Financial	2,900	93,989
First Financial Northwest	13,500	161,865
First Industrial Realty Trust ‡	18,482	401,614
First Potomac Realty Trust ‡	29,171	373,389
Flushing Financial	5,800	104,980
FNF Group	4,100	143,910
FNFV Group *	1,366	16,938
Forestar Group *	5,100	67,677
Gain Capital Holdings	12,900	105,135
Gladstone Commercial ‡	9,400	163,560
Gladstone Investment	32,600	238,632
Goldman Sachs Group	1,071	184,651
Great Southern Bancorp	6,900	249,228
Hanover Insurance Group	430	29,670
Hartford Financial Services Group	13,050	507,645
Hatteras Financial ‡	5,134	93,336
HCI Group	14,414	666,071
Heartland Financial USA	4,100	113,242
Heritage Commerce	15,566	130,132
Heritage Financial	12,382	192,169
Heritage Oaks Bancorp	17,788	136,612
Horizon Bancorp	8,600	192,468
Horizon Technology Finance	11,300	155,262
Hudson Pacific Properties ‡	16,783	542,930
Iberiabank	2,782	151,925
Imperial Holdings *	11,500	68,310
Independence Holding	5,900	74,989
Intercontinental Exchange	600	123,438
Invesco	9,650	354,445
Investors Real Estate Trust ‡	31,703	261,550
JMP Group (D)	13,200	100,716

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
JPMorgan Chase	49,340	$2,683,109
Kansas City Life Insurance	1,600	72,752
KeyCorp	31,200	405,288
Kilroy Realty ‡	3,816	282,956
Kite Realty Group Trust ‡	9,598	293,315
Lakeland Bancorp	7,035	75,908
LendingTree *	10,128	417,071
Lincoln National	15,811	790,234
M&T Bank	3,200	362,112
Manning & Napier, Cl A	9,300	99,603
Medallion Financial	15,700	148,836
Merchants Bancshares	4,600	123,142
Meridian Bancorp *	2,600	30,186
MetLife	4,589	213,388
MidSouth Bancorp	10,900	151,946
MidWestOne Financial Group	5,497	154,026
Monarch Financial Holdings	9,447	122,528
Mortgage Investment Trust ‡	11,000	202,290
NASDAQ OMX Group	12,100	551,760
National Penn Bancshares	13,067	126,750
National Western Life Insurance, Cl A	500	119,195
Navigators Group *	1,300	96,486
Nelnet, Cl A	6,872	300,581
New Senior Investment Group ‡	6,100	100,894
New York Community Bancorp	16,100	248,745
New York Mortgage Trust ‡	23,900	184,986
NewBridge Bancorp	33,565	263,150
Northern Trust	9,000	588,420
Northrim BanCorp	3,900	80,847
NorthStar Asset Management Group	21,946	464,597
OceanFirst Financial	13,500	218,700
Oppenheimer Holdings, Cl A	5,900	116,525
Outfront Media ‡	18,021	510,895
Pacific Continental	7,300	92,272
Pacific Premier Bancorp *	800	11,888
Park Sterling	27,006	180,940
PartnerRe	6,639	759,501
Pebblebrook Hotel Trust ‡	10,070	467,651
Peoples Bancorp	3,100	70,835
Preferred Apartment Communities, Cl A ‡	6,300	63,693
Primerica	915	45,421
Provident Financial Holdings	11,200	173,824
QTS Realty Trust *	4,500	171,045
Raymond James Financial	11,000	578,820
Regions Financial	70,200	610,740
Republic Bancorp, Cl A	2,600	59,254

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Ryman Hospitality Properties ‡	11,339	$622,511
S&T Bancorp	6,200	170,438
Sabra Health Care ‡	9,545	312,122
Saul Centers ‡	2,200	125,598
Signature Bank *	202	23,660
Simon Property Group ‡	246	48,870
Southwest Bancorp	15,298	233,447
State Bank Financial	14,396	262,871
Strategic Hotels & Resorts ‡ *	28,194	378,363
Summit Hotel Properties ‡	27,700	355,114
Sun Communities ‡	7,295	494,090
SunTrust Banks	18,250	701,165
Synovus Financial	15,990	412,062
T Rowe Price Group	19,096	1,503,237
Third Point Reinsurance *	4,400	58,212
Tompkins Financial	3,997	204,926
Torchmark	2,100	105,147
Travelers	1,700	174,794
Trico Bancshares	7,541	176,082
United Community Banks	18,825	329,626
United Financial Bancorp	9,453	117,595
United Insurance Holdings	16,630	406,271
Universal Insurance Holdings	26,231	609,346
Univest Corp of Pennsylvania	15,300	283,356
Unum Group	11,700	363,402
US Bancorp	1,115	46,730
Voya Financial	12,900	503,229
Walker & Dunlop *	16,900	299,975
Washington Trust Bancorp	3,000	109,860
Wells Fargo	13,271	689,030
West Bancorporation	10,300	168,508
Wilshire Bancorp	25,961	236,245
Wintrust Financial	6,179	268,601
WR Berkley	2,400	117,576

		53,906,868

Health Care — 7.6%
Abbott Laboratories	14,500	649,020
AbbVie	5,572	336,270
Accuray *	30,163	222,301
Acorda Therapeutics *	2,400	99,720
Adamas Pharmaceuticals *	2,000	33,660
Aetna	22,800	2,093,496
Albany Molecular Research *	22,093	360,779
Alder Biopharmaceuticals *	1,200	32,496
Alere *	3,110	126,546
Allergan	4,268	935,802
AMAG Pharmaceuticals *	17,700	782,163

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Amedisys *	9,700	$273,346
Amgen	5,739	873,820
Amicus Therapeutics *	13,000	99,970
Amsurg, Cl A *	17,400	960,132
ANI Pharmaceuticals *	6,641	371,697
Anika Therapeutics *	10,618	416,013
Anthem	8,800	1,187,648
Ardelyx *	5,084	137,319
Arena Pharmaceuticals *	7,000	30,170
Argos Therapeutics *	2,100	17,472
Ariad Pharmaceuticals *	12,400	79,980
athenahealth *	10,078	1,407,997
AtriCure *	11,932	236,731
Baxter International	9,800	689,038
Becton Dickinson & Company	3,847	531,194
Biogen Idec *	4,680	1,821,269
BioSpecifics Technologies *	5,159	202,955
BioTelemetry *	22,813	225,392
Bluebird Bio *	2,100	195,111
Bristol-Myers Squibb	19,939	1,201,723
Cambrex *	3,900	87,477
Capital Senior Living *	9,821	234,427
Cardinal Health	5,600	465,864
Cardiovascular Systems *	11,537	393,296
CareFusion *	12,047	714,387
Celgene *	16,441	1,959,109
Celladon *	5,602	95,402
Celldex Therapeutics *	1,000	21,420
Cempra *	7,992	221,698
Centene *	2,100	229,236
Cerner *	10,400	690,040
Cerus *	22,057	117,784
Charles River Laboratories International *	4,200	291,270
Cigna	11,200	1,196,496
CR Bard	3,892	665,649
Cross Country Healthcare *	23,216	237,500
Cynosure, Cl A *	8,336	251,914
Cytokinetics *	13,200	93,588
DexCom *	2,800	167,384
Eagle Pharmaceuticals *	13,316	258,463
Edwards Lifesciences *	993	124,473
Eli Lilly	12,363	890,136
Emergent Biosolutions *	6,500	182,195
Endocyte *	24,700	127,946
Ensign Group	9,300	385,950
Enzo Biochem *	54,526	171,757
Exactech *	10,600	220,374

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Express Scripts Holding *	20,501	$1,654,636
Five Prime Therapeutics *	3,400	89,454
Gilead Sciences *	41,726	4,374,137
Grifols ADR	38,941	1,341,907
Halyard Health *	5,800	258,506
Hanger *	3,900	84,162
Health Net *	4,600	249,182
Henry Schein *	3,280	452,870
Hill-Rom Holdings	500	23,880
Hospira *	18,360	1,164,575
Icad *	24,191	192,319
ICU Medical *	3,300	275,814
IGI Laboratories *	49,853	496,536
Immune Design *	1,500	37,635
ImmunoGen *	8,925	68,098
Impax Laboratories *	4,733	173,512
Infinity Pharmaceuticals *	10,700	165,208
InfuSystems Holdings *	23,400	64,584
Inogen *	10,044	307,346
Intersect ENT *	10,773	226,987
Isis Pharmaceuticals *	3,920	268,559
Johnson & Johnson	14,500	1,452,030
Juno Therapeutics *	11,439	489,017
Karyopharm Therapeutics *	800	21,224
Lannett *	2,700	128,061
LHC Group *	4,800	142,656
MedAssets *	9,300	172,143
Merck	24,027	1,448,348
Molina Healthcare *	4,600	234,186
Momenta Pharmaceuticals *	12,300	132,471
Natus Medical *	7,200	270,720
Nektar Therapeutics *	19,937	291,878
NeoGenomics *	42,967	173,157
NuVasive *	400	18,528
Ocular Therapeutix *	2,100	64,008
Orthofix International *	9,400	286,700
Pacific Biosciences of California *	5,200	41,808
Pacira Pharmaceuticals *	8,371	898,627
PAREXEL International *	6,300	384,048
PDL BioPharma	21,700	158,193
Pernix Therapeutics Holdings *	29,795	247,596
Pfizer	67,247	2,101,469
PharMerica *	18,125	417,056
PhotoMedex *	17,700	33,276
POZEN *	14,900	102,959
Progenics Pharmaceuticals *	52,121	311,684
Providence Service *	6,441	251,199

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Quest Diagnostics	9,500	$675,165
Radius Health *	500	24,095
RadNet *	27,114	213,929
Receptos *	1,700	187,289
Regeneron Pharmaceuticals *	4,391	1,829,554
Repligen *	19,786	480,602
Rigel Pharmaceuticals *	6,900	14,283
Rockwell Medical *	18,286	197,306
RTI Surgical *	27,543	122,842
Sangamo BioSciences *	3,000	38,370
SciClone Pharmaceuticals *	37,500	276,750
Select Medical Holdings	31,600	427,232
Sorrento Therapeutics *	13,100	132,179
Spark Therapeutics *	3,909	195,450
St. Jude Medical	6,750	444,623
STAAR Surgical *	1,469	8,814
Supernus Pharmaceuticals *	12,913	109,760
SurModics *	8,986	205,959
Symmetry Surgical *	4,925	35,460
Synergetics USA *	1,950	9,360
Tetraphase Pharmaceuticals *	500	18,180
Trevena *	8,100	44,145
United Therapeutics *	3,051	430,588
UnitedHealth Group	16,519	1,755,144
Varian Medical Systems *	6,700	620,152
Vascular Solutions *	12,597	343,394
Waters *	2,572	306,196
Xencor *	1,600	24,240
XenoPort *	3,400	28,322
Zimmer Holdings	3,200	358,720
Zoetis, Cl A	11,600	495,668

		59,423,185

Industrials — 5.0%
3M	1,866	302,852
ACCO Brands *	22,901	181,376
Accuride *	45,722	201,177
Aceto	28,749	557,731
Aegion, Cl A *	7,400	113,368
AGCO	28,300	1,226,522
Air Transport Services Group *	24,100	200,753
Alamo Group	5,500	247,775
Alaska Air Group	5,606	380,479
Allegiant Travel, Cl A	1,490	270,092
Allegion	1,400	75,614
AMERCO *	1,388	397,121
American Airlines Group	30,248	1,484,572
American Woodmark *	4,900	201,537

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
AMETEK	3,600	$172,440
ARC Document Solutions *	1,000	9,170
ARC Group Worldwide *	886	6,813
ArcBest	6,266	233,471
Argan	8,000	243,280
Astronics *	7,362	409,990
Avis Budget Group *	4,406	252,508
Barrett Business Services	4,278	131,121
Blount International *	17,600	272,800
CAI International *	5,100	106,947
Caterpillar	6,500	519,805
CBIZ *	28,766	238,182
CDI	2,100	35,679
Ceco Environmental	16,246	222,895
Celadon Group	8,268	197,026
CH Robinson Worldwide	3,709	264,155
Cintas	2,000	157,400
Columbus McKinnon	5,800	145,290
Commercial Vehicle Group *	5,387	29,790
Con-way	8,000	327,760
Costamare	1,000	17,080
Courier	6,700	157,249
Covenant Transportation Group, Cl A *	18,463	522,503
CRA International *	1,800	53,154
Crane	11,000	670,450
CSX	7,500	249,750
CTPartners Executive Search *	3,600	19,728
Cubic	1,200	62,748
Danaher	1,900	156,522
Deere	9,910	844,233
Delta Air Lines	9,413	445,329
Deluxe	4,707	305,626
Ducommun *	9,000	233,730
Eastern	5,800	109,736
Emerson Electric	1,600	91,104
Engility Holdings *	10,904	435,070
Equifax	1,700	143,582
Esterline Technologies *	2,565	287,511
Expeditors International of Washington	7,600	331,968
Federal Signal	4,600	70,242
FedEx	3,914	661,897
Generac Holdings *	4,300	188,082
General Dynamics	1,100	146,531
General Electric	25,233	602,816
GP Strategies *	10,366	346,017
Greenbrier	4,000	207,720

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Hawaiian Holdings *	19,800	$384,912
HD Supply Holdings *	4,400	126,852
Honeywell International	2,027	198,159
Hubbell, Cl B	3,700	392,348
Huntington Ingalls Industries	1,700	198,220
Hurco	2,363	82,894
JetBlue Airways *	3,900	65,481
Kadant	9,826	390,485
Kelly Services, Cl A	6,384	107,890
L-3 Communications Holdings, Cl 3	1,991	245,132
LB Foster, Cl A	4,600	218,086
Leidos Holdings	1,675	69,345
Lockheed Martin	1,600	301,392
LS Starrett, Cl A	1,600	34,512
Lydall *	9,240	254,562
Magnetek *	5,432	214,673
Manitex International *	11,971	130,963
ManpowerGroup	4,300	313,384
Matson	800	27,800
Meritor *	5,900	75,520
MSC Industrial Direct, Cl A	6,700	502,969
Mueller Industries	3,401	106,758
Mueller Water Products, Cl A	15,300	156,519
Multi-Color	700	40,754
MYR Group *	10,249	256,532
NN	9,194	211,922
Norcraft *	9,730	200,633
Norfolk Southern	5,600	571,032
Northrop Grumman	1,600	251,120
Owens Corning	25,000	1,001,250
Pall	4,375	423,325
PAM Transportation Services *	5,511	319,087
Park-Ohio Holdings	15,702	838,958
Patrick Industries *	8,883	381,969
Polypore International *	16,600	742,352
Precision Castparts	801	160,280
Raytheon	2,622	262,331
RBC Bearings	2,094	121,536
Republic Airways Holdings *	14,600	200,896
Resources Connection	5,400	90,180
Rockwell Automation	1,200	130,704
Roper Industries	1,533	236,603
RPX *	6,600	81,510
Safe Bulkers	11,800	42,362
Saia *	3,038	127,930
SkyWest	11,167	140,146
SL Industries *	5,222	223,240

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Southwest Airlines	26,400	$1,192,752
Sparton *	7,622	178,964
Spirit Airlines *	2,940	217,972
Standex International	1,600	112,144
Steelcase, Cl A	1,100	18,568
Stericycle *	3,817	501,134
Tennant	1,996	130,159
Tetra Tech	4,842	111,511
Timken	6,217	236,308
Triumph Group	1,664	94,948
UniFirst	1,271	147,601
Union Pacific	14,384	1,685,949
United Parcel Service, Cl B	9,078	897,269
United Technologies	2,964	340,208
Universal Truckload Services	2,200	51,832
Vectrus *	4,100	114,144
Verisk Analytics, Cl A *	7,700	495,495
Versar *	14,928	45,530
Viad	5,700	153,786
Waste Management	7,000	360,010
Watsco	1,068	116,262
Werner Enterprises	13,000	370,890
WESCO International *	2,920	194,939
West	6,160	201,432
Willdan Group *	1,200	16,788
Willis Lease Finance *	5,500	113,630
WW Grainger	2,899	683,700
Xerium Technologies *	18,511	284,884
Xylem	32,400	1,104,840

		39,007,026

Information Technology — 9.4%
Activision Blizzard	8,500	177,607
Actua *	16,944	272,798
Adobe Systems *	16,018	1,123,342
Advanced Energy Industries *	14,000	336,000
Akamai Technologies *	10,800	628,074
Alpha & Omega Semiconductor *	4,911	43,070
Amdocs	13,200	635,976
Amkor Technology *	68,500	434,975
Amphenol, Cl A	3,000	161,130
Amtech Systems *	22,194	181,325
Analog Devices	8,000	416,840
AOL *	18,225	788,231
Apple	65,746	7,702,801
ARRIS Group *	8,000	209,760
Aruba Networks *	4,200	69,636
Aspen Technology *	12,504	441,954

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Atmel	37,769	$314,616
Autobytel *	20,615	200,996
Automatic Data Processing	8,130	670,969
AVG Technologies *	9,800	193,844
Avnet	2,600	108,212
Bel Fuse, Cl B	16,406	385,869
Benchmark Electronics *	11,000	266,530
Black Box	7,300	153,373
Blackhawk Network Holdings, Cl B *	1,400	46,354
Blucora *	10,200	137,904
Broadcom, Cl A	25,500	1,082,093
CalAmp *	10,261	183,775
Cascade Microtech *	24,057	323,807
CDK Global	2,710	122,384
CDW	3,100	106,206
Cisco Systems	39,747	1,047,930
Citrix Systems *	12,100	717,046
Cognizant Technology Solutions, Cl A *	18,003	974,502
Coherent *	100	6,188
Constant Contact *	3,500	132,370
Corning	36,800	874,736
Cree *	25,000	884,000
CUI Global *	27,009	164,755
Daktronics	7,700	95,326
Demand Media *	3,200	12,960
Dice Holdings *	41,600	344,032
eBay *	1,226	64,978
Ebix	600	13,710
EchoStar, Cl A *	33,947	1,771,015
Electro Rent	1,407	18,136
EMC	4,568	118,448
EPAM Systems *	6,305	308,504
ePlus *	9,399	633,869
Equinix ‡	2,344	508,320
ExlService Holdings *	5,300	155,714
Facebook, Cl A *	34,503	2,619,123
Fair Isaac	1,500	107,025
Fidelity National Information Services	3,100	193,533
Finisar *	20,000	362,800
Fiserv *	2,600	188,578
FleetCor Technologies *	5,793	813,917
FLIR Systems	4,300	129,860
FormFactor *	31,749	239,705
Global Cash Access Holdings *	42,000	277,620
Google, Cl A *	9,642	5,183,057
Google, Cl C *	2,882	1,540,487

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
GTT Communications *	20,093	$231,270
Hackett Group	21,892	165,941
Hewlett-Packard	31,684	1,144,743
Higher One Holdings *	24,800	82,088
Infoblox *	1,300	24,271
Information Services Group	53,793	216,248
Ingram Micro, Cl A *	16,500	415,470
Insight Enterprises *	8,500	201,195
Integrated Silicon Solution	6,500	104,520
Intel	32,521	1,074,494
Internap *	26,336	221,749
Intuit	4,000	347,280
Itron *	16,000	595,360
IXYS	11,700	132,210
Jabil Circuit	31,000	638,910
Juniper Networks	37,500	852,375
Key Tronic *	9,900	91,278
Kulicke & Soffa Industries *	18,300	277,611
LinkedIn, Cl A *	1,032	231,932
LivePerson *	8,400	89,880
LogMeIn *	2,100	99,855
MasterCard, Cl A	43,501	3,568,387
Mavenir Systems *	13,118	157,022
MAXIMUS	3,900	217,308
MaxLinear, Cl A *	29,524	237,668
Methode Electronics	6,056	219,046
Microchip Technology	10,075	454,383
Micron Technology *	48,330	1,414,377
Microsoft	22,889	924,716
MicroStrategy, Cl A *	100	16,160
Monotype Imaging Holdings	4,000	117,360
Motorola Solutions	16,028	1,000,307
NCR *	3,290	83,566
NetScout Systems *	4,188	150,349
Nuance Communications *	51,100	702,369
NVIDIA	27,000	518,535
OmniVision Technologies *	5,400	146,016
Oracle	77,115	3,230,347
OSI Systems *	1,400	97,972
Park City Group *	23,257	241,175
Paychex	13,831	625,991
PC Connection	12,300	292,125
PCM *	11,779	111,901
PDF Solutions *	14,149	235,156
Pegasystems	3,700	72,409
Pericom Semiconductor	10,700	156,327
Photronics *	10,600	89,040

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Pixelworks *	33,323	$174,279
Planar Systems *	55,589	406,911
Plexus *	6,515	246,853
Polycom *	12,500	166,250
Progress Software *	20,875	522,919
PTC *	16,200	541,242
QAD, Cl A	5,724	110,702
QUALCOMM	28,155	1,758,561
Quantum *	128,484	203,005
Rovi *	15,807	365,300
Sanmina *	8,500	180,030
Science Applications International	7,557	368,630
ShoreTel *	32,051	226,921
Sigma Designs *	9,200	58,512
SolarWinds *	4,719	227,220
Solera Holdings	2,691	138,856
Spansion, Cl A *	7,968	282,545
Spok Holdings	1,900	32,528
SS&C Technologies Holdings	3,300	182,589
Stamps.com *	3,300	150,381
Sykes Enterprises *	6,126	137,958
SYNNEX	5,753	426,815
Take-Two Interactive Software *	10,500	312,060
TechTarget *	33,375	368,794
TeleCommunication Systems, Cl A *	15,700	44,431
Telenav *	24,139	156,421
TeleTech Holdings	3,283	72,423
Teradata *	17,700	788,712
Tessco Technologies	1,300	29,445
Tessera Technologies	8,100	300,348
Total System Services	3,900	137,943
Ultra Clean Holdings *	14,300	125,840
Unisys *	21,000	460,530
United Online *	17,985	237,402
VASCO Data Security International *	9,614	206,701
Verint Systems *	6,196	330,742
VeriSign *	1,393	75,891
Visa, Cl A	6,243	1,591,403
Wayside Technology Group	5,374	95,281
Web.com Group *	4,600	69,506
Workday, Cl A *	7,936	630,595

		73,684,862

Materials — 2.0%
Air Products & Chemicals	4,118	599,622
Ashland	5,647	669,282
Axalta Coating Systems *	12,450	319,592
Axiall	8,400	371,700

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Materials (continued)
Balchem	1,061	$56,201
Ball	2,000	126,660
Berry Plastics Group *	9,800	331,436
Boise Cascade *	7,000	283,080
Cabot	2,751	116,670
Calgon Carbon	5,565	109,798
Clearwater Paper *	1,200	88,824
Core Molding Technologies *	8,400	121,800
Crown Holdings *	2,400	106,344
Ecolab	2,484	257,765
EI du Pont de Nemours	7,668	546,038
Ferro *	9,756	108,584
FMC	25,760	1,481,200
Friedman Industries	5,600	35,056
Graphic Packaging Holding	18,100	262,088
Huntsman	25,100	551,196
International Flavors & Fragrances	4,173	442,797
Kaiser Aluminum	2,694	186,721
Martin Marietta Materials	3,400	366,316
Materion	7,110	234,275
Minerals Technologies	5,736	374,733
Monsanto	15,295	1,804,504
Neenah Paper	3,500	200,830
OMNOVA Solutions *	22,000	150,920
PPG Industries	397	88,483
Praxair	4,032	486,219
Sealed Air	7,800	315,900
Sensient Technologies	8,537	520,757
Sherwin-Williams	9,330	2,530,949
Sigma-Aldrich	4,849	666,835
United States Steel	24,000	586,560
US Concrete *	8,238	208,751
Vulcan Materials	8,050	567,605

		16,276,091

Telecommunication Services — 0.9%
8x8 *	22,321	172,095
AT&T	34,709	1,142,620
Frontier Communications	15,091	101,336
IDT, Cl B	5,986	127,861
inContact *	39,592	339,304
Inteliquent	28,900	486,098
Intelsat *	2,800	44,100
Iridium Communications *	29,200	248,492
Level 3 Communications *	35,986	1,789,944
NTELOS Holdings	6,700	27,470
Premiere Global Services *	17,200	152,048
Shenandoah Telecommunications	2,100	62,391

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Telecommunication Services (continued)
Verizon Communications	59,040	$2,698,718
Vonage Holdings *	2,300	9,660

		7,402,137

Utilities — 1.7%
Alliant Energy	6,514	446,925
Ameren	2,547	115,328
American Electric Power	7,537	473,399
American States Water	7,600	301,264
American Water Works	14,400	808,416
Avista	3,612	134,114
Black Hills	4,942	247,891
Chesapeake Utilities	6,505	317,184
CMS Energy	3,900	147,147
Dominion Resources	9,100	699,699
DTE Energy	7,229	648,152
Duke Energy	10,176	886,737
Dynegy *	30,900	844,188
Edison International	2,000	136,300
El Paso Electric	2,836	113,610
Empire District Electric	4,418	134,616
Entergy	1,757	153,755
Exelon	3,585	129,203
FirstEnergy	318	12,825
Gas Natural	24,300	236,925
IDACORP	2,326	157,959
Integrys Energy Group	1,300	105,430
Laclede Group	3,649	196,170
MDU Resources Group	8,505	192,298
New Jersey Resources	2,196	140,281
NextEra Energy	6,400	699,136
NiSource	17,100	739,746
Northeast Utilities	7,200	400,176
Northwest Natural Gas	2,328	116,190
NorthWestern	1,991	115,000
PG&E	9,907	582,631
Portland General Electric	8,388	333,004
PPL	3,100	110,050
Public Service Enterprise Group	3,900	166,452
SCANA	5,052	322,166
Sempra Energy	4,693	525,241
Southern	2,487	126,141
Spark Energy, Cl A	2,200	33,814
UIL Holdings	3,694	169,924
Wisconsin Energy	10,500	585,585

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Utilities (continued)
Xcel Energy	11,234	$421,612

		13,226,684

		350,205,329

Total Common Stock (Cost $650,586,229)		728,876,298

REGISTERED INVESTMENT COMPANIES — 3.4%
CLOSED-END FUND — 0.0%
FII BTG Pactual Corporate Office Fund ‡	191	7,660

EXCHANGE TRADED FUND — 0.0%
iShares MSCI Emerging Markets ETF	9,547	372,524

OPEN-END FUND — 3.4%
Oakmark International Small Cap Fund, Cl I	1,772,973	26,310,927

Total Registered Investment Companies (Cost $24,198,894)		26,691,111

PREFERRED STOCK (B) — 0.5%
BRAZIL — 0.3%
Banco Bradesco	33,400	419,857
Centrais Eletricas Santa Catarina	7,000	35,845
Cia Brasileira de Distribuicao	1,400	46,488
Cia Energetica de Minas Gerais	21,968	97,508
Cia Energetica de Sao Paulo	16,600	145,755
Eucatex Industria e Comercio*	3,400	3,928
Gerdau	12,200	41,421
Itau Unibanco Holding	8,140	99,807
Itausa - Investimentos Itau	15,900	54,160
Klabin	9,800	9,898
Lojas Americanas	14,000	81,133
Metalurgica Gerdau, Cl A	15,800	57,942
Randon Participacoes	80,100	119,407
Suzano Papel e Celulose, Cl A	4,600	18,635
Telefonica Brasil	21,100	391,607
Unipar Carbocloro	8,040	13,244
Vale, Cl A	26,500	163,449
Whirlpool	11,900	16,675

		1,816,759

GERMANY — 0.1%
Henkel & KGaA	4,725	540,973
Volkswagen	1,012	225,764

		766,737

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

PREFERRED STOCK (B) — continued
	Shares	Value
SOUTH AFRICA — 0.0%
Absa Bank	257	$17,231

SOUTH KOREA — 0.1%
Hyundai Motor	3,700	404,127
LG Household & Health Care	45	12,488
Samsung Electronics	553	538,260

		954,875

Total Preferred Stock (Cost $3,997,238)		3,555,602

EQUITY LINKED NOTES (A) (B) * — 0.3%
HSBC
(convertible into Asain Paints) 03/10/16	3,335	46,235
(convertible into Axis Bank)
03/10/16	3,700	35,170
07/21/17	14,800	140,680
(convertible into Bajaj Auto) 11/16/15	10	387
(convertible into Bharti Airtel) 03/10/16	11,220	67,770
(convertible into Coal India) 12/15/15	13,200	76,988
(convertible into Hero Motorcorp) 12/15/15	10	463
(convertible into Hindustan Unilever) 03/10/16	4,000	60,291
(convertible into ICICI Bank) 08/01/16	37,100	216,293
(convertible into ITC) 09/15/16	39,340	234,341
(convertible into LIC Housing Finance) 10/28/16	29,298	226,591
(convertible into Mahindra & Mahindra GDR) 06/30/16	12,400	253,551
(convertible into NTPC) 03/10/16	13,420	31,158
(convertible into Oil and Natural Gas) 03/10/16	32,930	187,003
(convertible into Reliance Capital) 10/28/16	12,640	99,310
(convertible into Reliance Industries) 10/28/16	16,152	238,938
(convertible into Tata Consultancy Services) 09/15/16	3,080	123,561

EQUITY LINKED NOTES (A) (B) * — continued
	Shares/ Number of Rights	Value
(convertible into Ultratech Cement) 03/10/16	1,100	$55,833
(convertible into Unitech) 06/30/16	180,940	54,535
(convertible into UPL) 10/28/16	22,015	131,068

Total Equity Linked Notes (Cost $1,582,052)		2,280,166

RIGHTS * — 0.0%
Hyundai Merchant Marine, Expires 02/24/15	217	591
Providence Service, Expires 02/05/15	266	3

Total Rights (Cost $–)		594

SHORT-TERM INVESTMENT — 2.4%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (C) (Cost $19,155,768)	19,155,768	19,155,768

Total Investments — 99.5% (Cost $699,520,181) @		$780,559,539

A list of the outstanding forward foreign currency exchange contracts held by the Fund at January 31, 2015, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
2/2/15-2/4/15	ZAR	2,304,828	USD	200,290	$2,400
2/3/15-2/6/15	USD	254,727	ZAR	2,943,368	(2,106)
2/5/15	USD	42,587	MXN	638,052	(34)
2/6/15	MXN	265,067	ZAR	206,629	52
2/11/15	EUR	8,419,100	USD	10,868,238	1,353,833
2/11/15	USD	3,323,927	EUR	2,740,900	(226,442)
4/7/15	USD	159,876	CHF	154,400	8,849
4/7/15-9/16/15	CHF	2,377,200	USD	2,531,115	(82,944)
4/8/15	GBP	1,281,800	USD	2,033,928	104,182
4/8/15	USD	335,381	GBP	214,800	(12,000)
5/11/15	AUD	1,429,000	USD	1,212,112	106,678
5/11/15	USD	162,522	AUD	200,000	(7,807)
6/9/15	KRW	944,508,600	USD	839,327	(20,189)
6/9/15-6/10/15	CAD	1,955,600	USD	1,695,627	158,895

					$1,383,367

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2015, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation
Citi	(15,416,550)	16,086,389	$669,839
Citigroup	(2,248,853)	2,162,845	(86,008)
State Street	(4,389,073)	5,188,609	799,536

			$1,383,367

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
GLOBAL PUBLIC EQUITY FUND
January 31, 2015
(unaudited)

For the period ended January 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $784,855,488.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(B)	Interest rate unavailable.
(C)	The rate reported is the 7-day effective yield as of January 31, 2015.
(D)	Securities considered Master Limited Partnership. At January 31, 2015, these securities amounted to $163,123 or 0.0% of Net Assets.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

KRW — South Korean Won

MSCI — Morgan Stanley Capital International

MXN — Mexican Peso

NVDR — Non-Voting Depository Receipt

PLC — Public Limited Company

Ser — Series

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of January 31, 2015, in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$726,307,282	$2,568,940	$76	$728,876,298
Registered Investment Companies	26,691,111	—	—	26,691,111
Preferred Stock	3,555,602	—	—	3,555,602
Equity Linked Notes	—	2,280,166	—	2,280,166
Rights	594	—	—	594
Short-Term Investment	19,155,768	—	—	19,155,768

Total Investments in Securities	$775,710,357	$4,849,106	$76	$780,559,539

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts *
Appreciation	$—	$1,734,889	$—	$1,734,889
Depreciation	—	(351,522)	—	(351,522)

Total Other Financial Instruments	$—	$1,383,367	$—	$1,383,367

* Forward currency contracts are valued at the unrealized appreciation (depreciation) on the instrument.

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to the net assets.

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 or Level 2 and Level 3 assets and liabilities. For the period ended January 31, 2015, there were transfers between Level 1 and Level 3 assets and liabilities due to changes in the availability of unadjusted inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

@ At January 31, 2015, the tax basis cost of the Fund’s investments was $699,520,181, and the unrealized appreciation and depreciation were $115,766,380 and $(34,727,022), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2015
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 49.2%
	Shares	Value
OPEN-END FUNDS — 49.2%
AllianzGI Convertible Fund, Cl I	1,198,401	$39,822,864
PIMCO Emerging Local Bond Fund, Cl I	4,793,370	40,024,642

Total Registered Investment Companies (Cost $85,642,061)		79,847,506

COMMON STOCK — 24.3%
ENERGY — 21.7%
American Midstream Partners LP (A)	9,804	172,158
Arc Logistics Partners (A)	15,533	285,962
Buckeye Partners LP (A)	21,501	1,564,628
Crestwood Midstream Partners LP (A)	102,281	1,571,036
CrossAmerica Partners (A)	12,941	495,770
CSI Compressco (A)	13,974	199,129
DCP Midstream Partners LP (A)	9,520	357,286
Dynagas LNG Partners (A)	6,631	123,204
Enbridge Energy Management	102,097	3,827,617
Energy Transfer Equity LP (A)	12,949	769,430
Energy Transfer Partners LP (A)	55,748	3,422,927
EnLink Midstream Partners (A)	48,133	1,380,454
Exterran Partners LP (A)	43,244	983,801
Foresight Energy (A)	3,100	47,740
GasLog Partners LP (A)	2,287	72,175
Global Partners LP (A)	16,375	630,601
Golar LNG Partners LP (A)	15,425	418,634
Hoegh LNG Partners LP (A)	3,114	68,383
Holly Energy Partners LP (A)	12,417	406,036
KNOT Offshore Partners LP (A)	8,785	186,769
Martin Midstream Partners LP (A)	29,506	885,475
Midcoast Energy Partners LP (A)	25,967	304,593
NGL Energy Partners LP (A)	25,355	715,518
NuStar Energy LP (A)	52,000	3,176,160
ONEOK Partners LP (A)	24,760	1,023,578
Regency Energy Partners LP (A)	112,637	2,890,265
Seadrill Partners (A)	25,445	349,869
Southcross Energy Partners LP (A)	28,931	370,317
Sprague Resources LP (A)	12,820	301,783
Targa Resources Partners LP (A)	17,354	781,798
TC Pipelines LP (A)	32,006	2,179,289
Teekay LNG Partners LP (A)	46,952	1,749,432

COMMON STOCK — continued
	Shares/Face Amount(1)	Value
ENERGY (continued)
Teekay Offshore Partners (A)	15,803	$316,534
Transmontaigne Partners LP (A)	4,692	172,666
USA Compression Partners LP (A)	28,721	496,012
USD Partners (A)	5,665	73,985
Williams Partners LP (A)	60,046	2,546,551
World Point Terminals LP (A)	3,000	60,000

		35,377,565

FINANCIALS — 0.4%
Alpha Bank AE *	267,357	97,884
Annaly Capital Management ‡	22,000	232,320
Omega Healthcare Investors ‡	3,000	131,580
Oslo Bors VPS Holding	11,150	120,146

		581,930

MATERIALS — 0.3%
CVR Partners LP (A)	22,036	257,821
OCI Partners (A)	3,757	63,080
Terra Nitrogen LP (A)	850	103,411

		424,312

UTILITIES — 1.9%
Abengoa Yield	10,079	331,801
AmeriGas Partners LP (A)	19,735	1,013,787
Ferrellgas Partners LP (A)	33,844	770,289
Suburban Propane Partners LP (A)	21,045	929,979

		3,045,856

Total Common Stock (Cost $37,585,762)		39,429,663

CORPORATE OBLIGATIONS — 21.7%
CONSUMER DISCRETIONARY — 4.6%
Ancestry.com
11.000%, 12/15/20	500,000	542,500
9.625%, 10/15/18(C)	250,000	235,000
Beverages & More
10.000%, 11/15/18(C)	100,000	93,250
Carlson Travel Holdings
7.500%, 08/15/19(C)	450,000	452,250
Churchill Downs
5.375%, 12/15/21	700,000	689,500
Cirsa Funding Luxembourg
8.750%, 05/15/18(C)	500,000	581,241
Europcar Groupe MTN
11.500%, 05/15/17(C)	EUR 250,000	317,811

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2015
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
CONSUMER DISCRETIONARY continued
Gol LuxCo 8.875%, 01/24/22(C)		200,000	$179,150
HJ Heinz 4.250%, 10/15/20		500,000	504,062
Live Nation Entertainment 7.000%, 09/01/20(C)		700,000	747,250
MGM Resorts International 7.750%, 03/15/22		650,000	719,875
Servicios Corporativos Javer 9.875%, 04/06/21(C)		500,000	507,500
Station Casinos 7.500%, 03/01/21		625,000	656,250
Viking Cruises 8.500%, 10/15/22(C)		600,000	657,000
Wynn Las Vegas 5.375%, 03/15/22		550,000	561,000

			7,443,639

CONSUMER STAPLES — 1.0%
Constellation Brands 4.250%, 05/01/23		300,000	307,500
Simmons Foods 7.875%, 10/01/21(C)		425,000	412,250
Southern Graphics 8.375%, 10/15/20(C)		825,000	825,000

			1,544,750

ENERGY — 0.8%
Cloud Peak Energy Resources 6.375%, 03/15/24		550,000	481,250
Memorial Production Partners 7.625%, 05/01/21		150,000	134,625
6.875%, 08/01/22(C)		375,000	318,750
Northern Oil and Gas 8.000%, 06/01/20		400,000	346,000

			1,280,625

FINANCIALS — 3.0%
Aviv Healthcare Properties 6.000%, 10/15/21		450,000	470,250
DFC Finance 10.500%, 06/15/20(C)		600,000	444,000
Emma Delta Finance 12.000%, 10/15/17(C)		1,000,000	1,129,995
Gala Electric Casinos 11.500%, 06/01/19(C)	GBP	300,000	471,536
Intralot Finance Luxembourg 9.750%, 08/15/18(C)	EUR	350,000	398,860

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
FINANCIALS continued
Lansing Trade Group 9.250%, 02/15/19(C)		600,000	$555,000
Minerva Luxembourg 7.750%, 01/31/23(C)		600,000	577,500
Moto Finance 10.250%, 03/15/17(C)	GBP	250,000	396,320
MPT Operating Partnership MTN 5.750%, 10/01/20‡	EUR	400,000	487,028

			4,930,489

HEALTH CARE — 2.6%
CHS 5.125%, 08/01/21		200,000	207,750
DaVita HealthCare Partners 5.750%, 08/15/22		750,000	795,000
Halyard Health 6.250%, 10/15/22(C)		325,000	331,500
HCA 4.750%, 05/01/23		700,000	733,250
Kindred Healthcare 6.375%, 04/15/22(C)		450,000	433,125
LifePoint Hospitals 5.500%, 12/01/21		750,000	788,437
Tenet Healthcare 4.500%, 04/01/21		800,000	808,000
Vantage Oncology 9.500%, 06/15/17(C)		150,000	144,750

			4,241,812

INDUSTRIALS — 5.8%
AAR 7.250%, 01/15/22		280,000	303,800
ADS Tactical 11.000%, 04/01/18(C)		900,000	864,000
Ceridian HCM Holding 11.000%, 03/15/21(C)		450,000	483,750
CMA CGM 8.875%, 04/15/19(C)		400,000	474,598
DigitalGlobe 5.250%, 02/01/21(C)		750,000	720,225
Ducommun 9.750%, 07/15/18		750,000	800,625
Fly Leasing 6.750%, 12/15/20		700,000	705,250
Kissner Milling 7.250%, 06/01/19(C)		550,000	551,375
Marine Harvest 5.090%, 03/12/18(D)	NOK	2,000,000	262,752
Multi-Color 6.125%, 12/01/22(C)		300,000	303,375

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2015
(unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount(1)		Value
INDUSTRIALS (continued)
Numericable-SFR 4.875%, 05/15/19(C)		700,000	$700,000
Orbital ATK 5.250%, 10/01/21(C)		600,000	601,500
Sensata Technologies BV 4.875%, 10/15/23(C)		850,000	862,750
United Continental Holdings 6.375%, 06/01/18		250,000	266,250
6.000%, 12/01/20		300,000	311,250
US Airways Group 6.125%, 06/01/18		750,000	788,438
VRG Linhas Aereas 10.750%, 02/12/23(C)		400,000	413,000

			9,412,938

INFORMATION TECHNOLOGY — 0.9%
Activision Blizzard 5.625%, 09/15/21(C)		500,000	535,625
Gamenet 7.250%, 08/01/18(C)	EUR	500,000	496,203
NeuStar 4.500%, 01/15/23		450,000	393,750

			1,425,578

MATERIALS — 1.2%
Crown Americas 4.500%, 01/15/23		425,000	425,000
LSB Industries 7.750%, 08/01/19		750,000	772,500
Sealed Air 6.500%, 12/01/20(C)		750,000	826,875

			2,024,375

TELECOMMUNICATION SERVICES — 1.0%
Univision Communications 6.750%, 09/15/22(C)		678,000	737,325
Virgin Media Finance 6.375%, 04/15/23(C)		850,000	905,250

			1,642,575

UTILITIES — 0.8%
Calpine 7.875%, 01/15/23(C)		524,000	586,880
GenOn Americas Generation 9.125%, 05/01/31		750,000	637,500

			1,224,380

Total Corporate Obligations (Cost $36,125,499)		35,171,161

CONVERTIBLE BONDS — 0.8%
	Face Amount(1)/ Shares		Value
UTILITIES — (continued)
Annaly Capital Management 5.000%, 05/15/15‡		300,000	$300,563
Finisar 0.500%, 12/15/33		350,000	335,125
Marine Harvest 2.375%, 05/08/18	EUR	100,000	156,063
Pescanova 8.750%, 02/17/19(E)	EUR	400,000	40,680
5.125%, 04/20/17(E)	EUR	500,000	50,850
Tesla Motors 1.250%, 03/01/21		225,000	193,078
Titan Machinery 3.750%, 05/01/19		375,000	270,000
Total Convertible Bonds (Cost $1,507,546)			1,346,359

LOAN PARTICIPATIONS — 0.4%
NARTC Bank Loan
11.500%, 07/13/20		400,000	396,000
8.750%, 01/13/20		206	201
7.750%, 01/13/20		197,853	193,154

Total Loan Participations (Cost $589,259)			589,355

SOVEREIGN DEBT — 0.4%
Hellenic Republic Government Bond 3.000%, 02/24/23(F)	EUR	200,000	130,508
Mexican Bonos 5.000%, 06/15/17	MXP	6,200,000	426,316
Total Sovereign Debt (Cost $651,258)			556,824

PREFERRED STOCK (B) — 0.3%
UNITED STATES — 0.3%
Amid PIPE*		7,340	128,890
Teekay Offshore Partners		13,000	299,650

Total Preferred Stock (Cost $501,665)			428,540

SHORT-TERM INVESTMENT — 1.8%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (G) (Cost $2,977,138)		2,977,138	2,977,138

Total Investments — 98.9% (Cost $165,580,188)@			$160,346,546

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
INCOME OPPORTUNITIES FUND
January 31, 2015
(unaudited)

The open futures contracts held by the Fund at January 31, 2015, is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized Appreciation
BP Currency	(10)	Mar-2015	$30,468
Euro Currency	(32)	Mar-2015	428,220

			$458,688

For the period ended January 31, 2015, the total amount of all open futures contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

Percentages are based on net assets of $162,158,641.

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	In U.S. dollars unless otherwise indicated.
(A)	Securities considered Master Limited Partnership. At January 31, 2015, these securities amounted to $34,688,315 or 21.4% of Net Assets.
(B)	Rate not available.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(D)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2015.
(E)	Security in default on interest payments.
(F)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on January 31, 2015. The coupon on a step bond changes on a specified date.
(G)	The rate reported is the 7-day effective yield as of January 31, 2015.

Cl — Class

EUR — Euro

LP — Limited Partnership

MTN — Medium Term Note

MXP — Mexican Peso

NOK — Norwegian Krone

PIPE — Private Investment in Public Equity

The following is a list of the inputs used as of January 31, 2015, in valuing the Fund’s investments carried at market value

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$79,847,506	$—	$—	$79,847,506
Common Stock	39,429,663	—	—	39,429,663
Corporate Obligations	—	35,171,161	—	35,171,161
Convertible Bonds	—	1,346,359	—	1,346,359
Loan Participations	—	589,355	—	589,355
Sovereign Debt	—	556,824	—	556,824
Preferred Stock	299,650	128,890	—	428,540
Short-Term Investment	2,977,138	—	—	2,977,138

Total Investments in Securities	$122,553,957	$37,792,589	$—	$160,346,546

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts *
Appreciation	$468,688	$—	$—	$468,688

	$468,688	$—	$—	$468,688

* Future contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2015, there were no Level 3 securities.

@ At January 31, 2015, the tax basis cost of the Fund’s investments was $165,580,188, and the unrealized appreciation and depreciation were $7,962,197 and $(13,195,839), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

SCHEDULE OF INVESTMENTS
REGISTERED INVESTMENT COMPANIES — 58.4%
	Shares	Value
EXCHANGE TRADED FUNDS — 10.5%
Consumer Discretionary Select Sector SPDR Fund	17,400	$1,217,826
Health Care Select Sector SPDR Fund (A)	14,600	1,011,342
Industrial Select Sector SPDR Fund (A)	40,300	2,199,171
PowerShares S&P 500 Downside Hedged Portfolio	1,571,279	42,990,194

		47,418,533

OPEN-END FUNDS — 47.9%
AQR Managed Futures Strategy HV Fund, Cl R6	4,087,154	49,209,333
AQR Multi Strategy Alternative Fund, Cl R6	3,649,697	36,642,960
AQR Style Premia Alternative Fund, Cl R6	4,454,178	43,428,232
ASG Managed Futures Strategy Fund, Cl Y	3,903,849	46,221,577
PIMCO All Asset All Authority Fund, Cl I	4,486,499	41,230,924

		216,733,026

Total Registered Investment Companies (Cost $263,513,869)		264,151,559

U.S. TREASURY OBLIGATIONS — 7.7%
	Face Amount	Value
U.S. Treasury Notes 2.250%, 11/15/24	$18,000,000	18,922,500
United States Treasury Bills 0.100%, 07/23/15 (A) (C)	16,000,000	15,995,632
Total U.S. Treasury Obligations (Cost $33,852,038)		34,918,132

COMMON STOCK — 20.9%
	Shares	Value
AUSTRALIA — 0.0%
Prime Media Group	41,842	26,222

BAHAMAS — 0.0%
Teekay Tankers, Cl A	24,300	124,902

BERMUDA — 0.1%
Assured Guaranty (A)	22,000	537,240

BRAZIL — 0.1%
Cia Energetica de Minas Gerais ADR (A)	9,600	43,296

COMMON STOCK — continued
	Shares	Value
BRAZIL (continued)
Gafisa ADR (A)	21,530	$30,788
Magazine Luiza	54,600	137,962
MRV Engenharia e Participacoes	155,300	399,934
Porto Seguro	1,100	11,110

		623,090

BRITISH VIRGIN ISLANDS — 0.1%
Atlas Mara *	69,840	549,641

CANADA — 1.8%
Advantage Oil & Gas * (A)	18,231	76,206
AGF Management, Cl B (A)	56,200	318,439
Agrium (A)	6,500	693,225
Air Canada, Cl B *	12,100	111,887
Canfor Pulp Products (A)	9,400	116,511
Cascades (A)	20,200	124,790
Centerra Gold (A)	22,300	133,726
Chorus Aviation, Cl B (A)	34,600	136,962
Cogeco (A)	2,000	93,649
Cogeco Cable (A)	500	28,724
Eagle Energy Trust (A)	3,300	4,830
Encana (A)	4,500	55,080
Equitable Group	500	21,799
Genworth MI Canada (A)	8,900	221,467
Great-West Lifeco (A)	22,900	580,475
Lightstream Resources (A)	296,200	177,156
Linamar (A)	10,600	607,204
Lucara Diamond (A)	68,400	113,040
Magna International (A)	7,000	672,566
Mart Resources (A)	264,500	118,647
Medical Facilities (A)	8,300	127,959
Milestone Apartments Real Estate Investment Trust ‡ (A)	28,500	300,543
North American Energy Partners	94,241	280,838
OceanaGold * (A)	136,100	299,898
Pacific Rubiales Energy	90,177	201,420
Potash Corp of Saskatchewan (A)	18,700	683,298
Power Corp of Canada (A)	2,200	53,048
Power Financial (A)	22,200	599,070
Rock Energy *	12,600	22,806
Silver Standard Resources *	14,700	90,699
Sun Life Financial (A)	2,600	79,512
Twin Butte Energy (A)	252,900	143,297
West Fraser Timber	7,000	402,030
WestJet Airlines	7,600	181,941
Wi-LAN (A)	48,700	130,689
Zargon Oil & Gas (A)	5,000	15,503

		8,018,934

CAYMAN ISLANDS — 0.1%
China Ming Yang Wind Power Group ADR * (A)	55,070	113,995
Herbalife	1,500	45,720

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
CAYMAN ISLANDS (continued)
Jiangnan Group (A)	808,000	$148,003
Real Nutriceutical Group (A)	500,000	141,893

		449,611

CHILE — 0.0%
Administradora de Fondos de Pensiones Habitat	19,085	26,117

CHINA — 1.8%
361 Degrees International (A)	170,000	48,682
Agile Property Holdings (A)	896,000	546,687
Agricultural Bank of China, Cl H (A)	983,000	481,844
Anhui Expressway, Cl H (A)	164,000	119,314
Bank of Chongqing, Cl H (A)	43,500	35,519
Baoye Group, Cl H (A)	72,000	41,794
Beijing Capital Land, Cl H (A)	286,000	131,337
China Construction Bank, Cl H (A)	1,027,000	825,331
China Shenhua Energy, Cl H (A)	58,000	158,985
Chongqing Rural Commercial Bank, Cl H (A)	823,000	505,331
CNinsure ADR * (A)	32,100	257,442
CNOOC (A)	472,000	619,811
Concord Medical Services Holdings ADR (A)	14,612	97,024
Dongyue Group (A)	379,000	132,977
Evergrande Real Estate Group (A)	1,462,000	609,143
Global Invacom Group	126,000	37,256
Hainan Meilan International Airport, Cl H (A)	63,000	51,116
Honghua Group (A)	260,000	31,862
Huaneng Power International, Cl H (A)	514,000	729,332
Industrial & Commercial Bank of China ADR (A)	20,000	283,800
JA Solar Holdings ADR * (A)	111,289	890,312
Jintian Pharmaceutical Group	97,000	30,530
Metallurgical Corp of China, Cl H (A)	263,000	81,421
Peak Sport Products (A)	314,000	85,869
Perfect World ADR (A)	4,300	81,485
Shandong Chenming Paper Holdings, Cl B	211,700	119,063
Sichuan Expressway, Cl H (A)	188,000	79,300
Sinovac Biotech *	10,678	51,468
Trina Solar ADR *	7,717	69,839
Vimicro International ADR *	5,900	52,274
Weiqiao Textile, Cl H (A)	161,500	88,538
Wumart Stores, Cl H (A)	34,000	24,078
Xinyuan Real Estate ADR (A)	31,000	62,310
Zhejiang Expressway, Cl H (A)	436,000	556,227
Zijin Mining Group, Cl H	92,000	27,889

		8,045,190

COMMON STOCK — continued
	Shares	Value
GERMANY — 0.0%
Affimed *	10,800	$61,452

GREECE — 0.0%
Aegean Airlines	14,945	115,850
Danaos * (A)	21,907	107,344

		223,194

HONG KONG — 0.6%
Champion ‡ (A)	273,000	133,818
CSI Properties (A)	520,000	20,123
Emperor International Holdings	340,000	77,190
Far East Horizon (A)	110,000	93,933
Hui Xian ‡	295,000	164,230
Kingboard Laminates Holdings (A)	319,500	135,593
Michael Kors Holdings * (A)	10,100	714,979
Sun Hung Kai (A)	168,000	151,697
Sunlight Real Estate Investment Trust ‡ (A)	282,000	142,595
TCC International Holdings (A)	318,000	115,677
Tianjin Port Development Holdings (A)	880,000	178,218
Varitronix International (A)	102,000	69,602
Xiamen International Port, Cl H (A)	194,000	49,549
Yue Yuen Industrial Holdings (A)	111,000	413,084
Yuexiu Transport Infrastructure (A)	182,000	123,254

		2,583,542

INDIA — 0.2%
Deepak Fertilisers & Petrochemicals	44,147	101,288
Dishman Pharmaceuticals & Chemicals	64,633	159,665
GHCL	27,951	33,847
Indiabulls Housing Finance	36,665	348,505
Kalyani Steels	44,207	105,887
Sintex Industries	20,778	37,222
Suven Life Sciences	43,970	157,500
Syndicate Bank	46,403	87,771

		1,031,685

ISRAEL — 0.2%
Magic Software Enterprises	26,579	144,058
Mind CTI	21,300	72,846
Orbotech * (A)	15,904	245,399
RADCOM *	12,900	141,642
Radware * (A)	14,600	280,904

		884,849

KUWAIT — 0.0%
Sungdo Engineering & Construction *	27,684	139,483

MALAYSIA — 0.1%
Faber Group	76,700	53,698
Pharmaniaga	31,000	41,869

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
MALAYSIA (continued)
VS Industry	137,900	$136,836

		232,403

MEXICO — 0.1%
America Movil ADR, Cl L (A)	9,200	196,788
Mexico Real Estate Management ‡	24,300	39,993

		236,781

PAKISTAN — 0.0%
Fauji Fertilizer	114,900	149,900

PANAMA — 0.1%
Banco Latinoamericano de Comercio Exterior, Cl E (A)	4,994	139,183
Copa Holdings, Cl A	1,300	139,763

		278,946

PHILIPPINES — 0.1%
First Gen	165,400	116,661
Lopez Holdings	998,300	168,674
San Miguel	41,450	71,586

		356,921

PUERTO RICO — 0.1%
Triple-S Management, Cl B * (A)	13,177	317,302

RUSSIA — 0.0%
MMC Norilsk Nickel ADR	6,182	102,003

SINGAPORE — 0.1%
China Yuchai International (A)	6,200	113,522
CSE Global	120,200	51,979
Flextronics International *	4,600	51,152
Lian Beng Group	157,000	73,115
UMS Holdings	180,000	68,524

		358,292

SOUTH KOREA — 1.3%
AtlasBX *	655	25,635
BRIDGETEC *	27,851	108,109
Bukwang Pharmaceutical	433	8,156
Chongkundang Holdings *	2,774	150,165
Daesang Holdings *	7,319	116,116
DK UIL *	8,010	102,908
Doosan	1,303	123,914
GMB Korea *	8,543	46,871
Halla Holdings *	7,280	423,380
Hanshin Construction *	5,635	72,138
Hansol Holdings *	13,620	98,638
HS R&A *	3,626	99,304
Il Dong Pharmaceutical *	8,470	130,117
IsuPetasys *	71,844	367,235
KC Tech *	17,227	121,452
Kwang Dong Pharmaceutical *	13,860	138,778
Kyungchang Industrial *	8,054	57,444

COMMON STOCK — continued
	Shares	Value
SOUTH KOREA (continued)
KyungDong City Gas *	856	$77,256
Kyungdong Pharm	4,264	93,577
LG Display	10,365	341,677
Medy-Tox	1,888	639,116
Meritz Securities *	82,405	289,729
Samjin Pharmaceutical *	6,674	141,279
SEOWONINTECH	34,558	447,143
Seoyeon *	10,670	137,570
Sinil Pharm *	8,909	99,795
SK Holdings	4,077	637,497
SK Hynix	15,790	687,997
Sungwoo Hitech *	13,894	154,364

		5,937,360

SWEDEN — 0.1%
Allied World Assurance Holdings	7,500	290,025

SWITZERLAND — 0.0%
ChinaCache International Holdings ADR *	6,700	71,690

TAIWAN — 0.1%
ChipMOS TECHNOLOGIES (A)	7,764	182,221
Silicon Motion Technology ADR (A)	6,200	172,732

		354,953

THAILAND — 0.1%
Asia Plus Group Holdings Securities	1,003,600	134,917
Fabrinet *	4,580	74,792
GFPT	247,900	118,913
MFEC	464,250	120,566
Sansiri	1,183,900	65,471
SEAFCO	35,500	12,690
Syntec Construction	1,141,300	116,466

		643,815

UNITED STATES — 13.7%
Consumer Discretionary — 2.5%
Aaron’s	4,700	148,802
Abercrombie & Fitch, Cl A	900	22,968
Apollo Education Group, Cl A *	2,400	60,624
Ascena Retail Group *	20,800	240,448
Bassett Furniture Industries	17,979	399,493
Big Lots	4,000	183,640
Bloomin’ Brands	5,000	123,575
Brinker International	2,300	134,389
Build-A-Bear Workshop, Cl A *	9,000	185,580
Carter’s	2,000	162,980
Cheesecake Factory	1,600	84,016
Chipotle Mexican Grill, Cl A * (A)	950	674,348
Chuy’s Holdings *	800	17,096
Culp	7,873	158,169
Denny’s *	10,500	114,240
Drew Industries * (A)	2,797	140,633

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
DSW, Cl A	3,300	$117,348
El Pollo Loco Holdings * (A)	29,500	759,035
Finish Line, Cl A	4,500	106,200
Flanigan’s Enterprises	2,200	84,150
Genesco *	2,400	171,480
GNC Holdings, Cl A	3,900	172,926
Habit Restaurants, Cl A *	8,400	277,200
Hibbett Sports *	3,300	155,232
Isle of Capri Casinos * (A)	72,500	742,400
Marcus (A)	16,834	317,489
McClatchy, Cl A * (A)	39,029	97,963
Modine Manufacturing * (A)	10,367	126,374
Motorcar Parts & Accesories * (A)	4,801	125,402
Movado Group	3,600	86,508
NVR *	147	184,372
Overstock.com *	3,900	87,282
Pacific Sunwear of California *	26,500	72,875
Penske Automotive Group (A)	6,300	304,605
Perry Ellis International *	3,400	81,294
RCI Hospitality Holdings *	13,570	132,307
Rent-A-Center, Cl A	1,900	65,132
Rocky Brands	12,394	169,922
Ruth’s Hospitality Group (A)	20,536	298,183
SeaWorld Entertainment	3,200	56,032
Select Comfort * (A)	7,400	220,816
Shoe Carnival	800	18,576
Skullcandy *	30,025	300,850
Smith & Wesson Holding *	8,000	98,400
Stage Stores (A)	14,100	282,000
Staples	10,500	179,025
Starz *	6,900	203,688
Tilly’s, Cl A *	6,000	82,440
Tower International * (A)	9,667	228,818
Tribune Publishing (A)	30,700	644,700
Tupperware Brands	1,600	108,176
Unifi * (A)	9,140	294,582
Universal Electronics * (A)	4,927	314,047
VOXX International, Cl A *	700	5,600
ZAGG *	75,020	452,371
Zumiez * (A)	6,346	236,642

		11,313,443

Consumer Staples — 0.4%
Andersons	1,100	49,478
Avon Products	1,800	13,932
Calavo Growers (A)	6,184	248,040
Central Garden and Pet, Cl A *	20,300	184,730
Ingles Markets, Cl A (A)	5,000	213,250
J&J Snack Foods	1,800	176,616
John B Sanfilippo & Son	3,800	138,586
MGP Ingredients	17,649	279,913

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Staples (continued)
Omega Protein *	18,777	$197,910
Orchids Paper Products	1,900	51,813
Reed’s *	13,200	71,940
SunOpta * (A)	10,900	114,014
Walgreens Boots Alliance	1,200	88,500

		1,828,722

Energy — 0.4%
Abraxas Petroleum * (A)	33,600	99,456
Cameron International *	2,600	116,428
Denbury Resources	3,400	23,460
Green Plains	9,400	220,054
Matrix Service * (A)	4,309	82,733
Pacific Ethanol *	18,000	154,620
Patterson-UTI Energy	3,500	60,060
Pioneer Energy Services * (A)	36,425	150,799
REX American Resources * (A)	9,383	520,850
Superior Energy Services (A)	1,000	20,000
Tesoro	500	40,865
TransGlobe Energy (A)	22,790	66,319
US Energy Wyoming *	39,425	56,378
VAALCO Energy *	20,400	113,016
Whiting Petroleum *	1,300	39,026

		1,764,064

Financials — 3.6%
American Homes 4 Rent, Cl A ‡	21,700	362,173
American Residential Properties ‡ *	39,000	682,890
Apollo Residential Mortgage ‡	5,900	92,335
Aspen Insurance Holdings (A)	15,700	680,124
Banner (A)	5,800	234,204
BBX Capital, Cl A *	5,134	72,595
Berkshire Hills Bancorp (A)	8,162	203,234
Boston Private Financial Holdings (A)	19,800	217,800
Brixmor Property Group ‡ (A)	28,000	758,800
Century Bancorp, Cl A	2,522	97,803
City Office	400	5,120
CM Finance	20,241	228,926
CorEnergy Infrastructure Trust ‡ (A)	65,300	427,715
Cousins Properties ‡ (A)	32,900	363,216
CyrusOne ‡ (A)	25,300	709,665
Federated National Holding	6,000	174,660
Financial Institutions	6,079	133,920
First Busey (A)	43,452	267,664
First Merchants (A)	9,843	214,971
Forest City Enterprises, Cl A * (A)	29,607	725,371
Gain Capital Holdings	12,500	101,875
Heritage Commerce	25,333	211,784
Investment Technology Group * (A)	8,467	175,690
Investors Real Estate Trust ‡ (A)	78,600	648,450
MainSource Financial Group	4,454	85,517

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Meta Financial Group	1,030	$34,474
MidSouth Bancorp	13,330	185,820
Mortgage Investment Trust ‡ (A)	12,763	234,712
Navient	14,400	284,256
New Senior Investment Group ‡	36,200	598,748
Orchid Island Capital, Cl A ‡	13,885	180,505
Oritani Financial (A)	11,773	166,117
PartnerRe	1,000	114,400
Peoples Bancorp	2,908	66,448
Piper Jaffray * (A)	5,277	269,391
Preferred Bank	4,200	109,662
PS Business Parks ‡	2,800	235,508
QTS Realty Trust * (A)	17,675	671,827
Renasant (A)	11,300	295,608
RLJ Lodging Trust ‡	5,400	183,978
S&T Bancorp (A)	10,466	287,710
Saul Centers ‡ (A)	11,882	678,343
Security National Financial, Cl A *	13,200	78,408
Silver Bay Realty Trust ‡	4,300	66,994
Simon Property Group ‡ (A)	2,400	476,784
Solar Capital (A)	35,757	660,789
Sotherly Hotels ‡	13,068	96,442
Square 1 Financial, Cl A * (A)	8,231	191,453
Strategic Hotels & Resorts ‡ *	14,000	187,880
Tanger Factory Outlet Centers ‡ (A)	6,600	259,710
Taubman Centers ‡	2,300	188,485
Triumph Bancorp *	13,300	172,900
Unity Bancorp	7,072	64,780
Voya Financial	15,600	608,556
Walker & Dunlop * (A)	16,600	294,650
WesBanco (A)	6,365	192,096
Westfield Financial	39,468	284,170
WP GLIMCHER ‡	4,400	77,792
WSFS Financial (A)	1,772	130,880

		16,506,778

Health Care — 2.0%
Affymetrix * (A)	27,957	308,645
Alder Biopharmaceuticals *	4,500	121,860
Alliance HealthCare Services * (A)	6,644	149,756
Allscripts Healthcare Solutions *	2,500	29,775
Almost Family *	10,221	310,310
AMAG Pharmaceuticals * (A)	3,000	132,570
Amgen	1,800	274,068
AMN Healthcare Services * (A)	12,984	244,359
Amsurg, Cl A * (A)	1,152	63,567
AngioDynamics * (A)	7,694	148,071
ANI Pharmaceuticals *	2,100	117,537
BioMarin Pharmaceutical * (A)	5,700	553,812
BioSpecifics Technologies *	9,000	354,060
Bruker *	3,200	60,352

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Cambrex * (A)	12,900	$289,347
Charles River Laboratories International *	2,400	166,440
China Cord Blood * (A)	42,969	200,665
Digirad	16,076	66,715
Endocyte *	3,400	17,612
Enzo Biochem *	39,601	124,743
Greatbatch * (A)	5,821	282,668
Harvard Bioscience *	57,700	300,617
Health Net *	4,800	260,016
Heska *	7,777	154,685
ICU Medical * (A)	1,997	166,909
Infinity Pharmaceuticals *	1,200	18,528
LHC Group * (A)	2,758	81,968
Merge Healthcare * (A)	200,800	742,960
Merit Medical Systems * (A)	7,898	121,076
Misonix *	4,800	64,176
Natus Medical * (A)	7,807	293,543
Omnicell * (A)	9,555	304,136
OncoGenex Pharmaceuticals *	23,300	46,833
OraSure Technologies * (A)	29,922	274,983
Orthofix International *	8,700	265,350
PAREXEL International *	1,000	60,960
PDL BioPharma	21,700	158,193
PharMerica * (A)	9,989	229,847
Progenics Pharmaceuticals *	3,200	19,136
pSivida *	14,200	54,954
RTI Surgical *	14,300	63,778
SciClone Pharmaceuticals * (A)	37,887	279,606
Simulations Plus	14,900	94,764
Skystar Bio-Pharmaceutical *	16,504	69,317
Synergetics USA *	75,800	363,840
Team Health Holdings *	2,900	149,930
Thoratec *	2,500	89,725
Trevena *	8,000	43,600
Vascular Solutions *	600	16,356
WellCare Health Plans *	1,300	94,705
Xencor *	1,200	18,180
XOMA *	56,300	200,428

		9,120,031

Industrials — 1.7%
ACCO Brands * (A)	34,434	272,717
Accuride *	23,500	103,400
AECOM *	2,000	50,840
Air Transport Services Group *	6,900	57,477
Alliant Techsystems	1,700	221,527
ARC Document Solutions *	9,200	84,364
Argan (A)	19,500	592,995
Babcock & Wilcox	3,000	81,690
Blount International * (A)	17,547	271,978

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Industrials (continued)
Brady, Cl A	3,800	$99,446
Brink’s	3,100	69,471
CDI	6,800	115,532
Covenant Transportation Group, Cl A * (A)	10,886	308,074
CRA International * (A)	24,108	711,909
Douglas Dynamics (A)	11,153	225,179
Ducommun *	4,678	121,488
Engility Holdings * (A)	4,435	176,957
Federal Signal (A)	21,340	325,862
Flowserve	2,500	136,225
FreightCar America	3,000	70,020
Gibraltar Industries * (A)	11,872	179,742
Global Brass & Copper Holdings	6,900	90,597
Global Ship Lease, Cl A *	16,346	79,278
Gorman-Rupp (A)	2,838	80,911
InnerWorkings *	8,000	41,040
Insteel Industries	6,348	129,626
Kelly Services, Cl A	400	6,760
Kirby *	1,800	130,482
Knoll (A)	15,500	317,595
Leidos Holdings	6,300	260,820
MRC Global *	11,500	124,315
Oshkosh	500	21,425
Park-Ohio Holdings (A)	3,077	164,404
Patrick Industries * (A)	6,570	282,510
Quad (A)	6,215	124,549
Quanta Services *	900	23,832
Resources Connection	7,800	130,260
Twin Disc (A)	8,610	138,621
UniFirst	800	92,904
Universal Forest Products (A)	2,704	135,362
US Auto Parts Network *	66,519	156,320
USA Truck *	2,200	61,160
Vectrus * (A)	13,800	384,192
VSE (A)	2,932	212,189
Willdan Group *	11,390	159,346

		7,625,391

Information Technology — 2.5%
Advanced Energy Industries *	8,300	199,200
Alpha & Omega Semiconductor *	26,421	231,712
Avid Technology *	14,600	189,216
AXT *	23,200	64,496
Benchmark Electronics * (A)	7,458	180,707
Black Box	3,100	65,131
Blucora *	2,200	29,744
Brocade Communications Systems	14,800	164,576
BSQUARE *	30,500	135,115
CA	600	18,180
Cabot Microelectronics * (A)	4,038	199,518

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Ciber * (A)	21,958	$70,924
Comtech Telecommunications (A)	11,875	392,350
Constant Contact * (A)	8,253	312,128
Datalink *	8,674	98,537
Dice Holdings * (A)	48,600	401,922
DTS * (A)	9,999	277,172
Edgewater Technology *	19,229	135,564
ePlus * (A)	3,948	266,253
F5 Networks *	800	89,296
FormFactor * (A)	35,067	264,756
Frequency Electronics *	4,600	52,463
Global Cash Access Holdings * (A)	37,740	249,461
GSI Group * (A)	13,092	173,076
Hackett Group	22,700	172,066
Harmonic *	2,500	19,125
Higher One Holdings *	62,100	205,551
Identiv *	6,900	87,009
Ingram Micro, Cl A *	3,100	78,058
Insight Enterprises * (A)	11,955	282,975
Integrated Silicon Solution (A)	13,145	211,372
Kemet *	13,200	50,160
Kulicke & Soffa Industries *	10,400	157,768
Lattice Semiconductor * (A)	24,089	171,755
Liquidity Services *	10,300	79,722
Maxim Integrated Products	2,500	82,725
NCI, Cl A *	25,726	316,944
NetScout Systems *	500	17,950
Newport * (A)	11,258	208,498
OmniVision Technologies * (A)	4,941	133,605
PC Connection (A)	11,639	276,426
Pericom Semiconductor	900	13,149
Polycom *	8,600	114,380
Progress Software * (A)	24,900	623,745
Rovi * (A)	10,600	244,966
Sanmina * (A)	16,500	349,470
Sigma Designs *	42,817	272,316
Sky-mobi ADR *	17,400	62,466
Spok Holdings (A)	11,291	193,302
Stamps.com *	4,400	200,508
Super Micro Computer * (A)	6,992	255,697
Sykes Enterprises * (A)	11,232	252,945
Take-Two Interactive Software * (A)	18,500	549,820
TechTarget * (A)	23,713	262,029
TeleCommunication Systems, Cl A *	82,584	233,713
TubeMogul *	3,000	45,540
United Online *	23,060	304,392
VASCO Data Security International * (A)	9,703	208,615
Wayside Technology Group	1,200	21,276
Wireless Telecom Group *	19,200	60,480

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
XO Group *	7,100	$116,724

		11,198,739

Materials — 0.2%
A Schulman (A)	4,903	170,870
Albemarle	1,400	67,564
Berry Plastics Group *	600	20,292
Greif, Cl A	1,600	61,120
Mercer International * (A)	24,637	312,397
Owens-Illinois *	1,000	23,350
Synalloy	3,900	65,130
Worthington Industries	700	20,951

		741,674

Telecommunication Services — 0.1%
Inteliquent (A)	32,108	540,057

Utilities — 0.3%
Chesapeake Utilities (A)	2,100	102,372
Dynegy * (A)	11,800	322,376
MDU Resources Group	5,800	131,138
Spark Energy, Cl A	6,300	96,831
UGI (A)	8,100	299,619
Vectren	7,800	373,776

		1,326,112

		61,965,011

Total Common Stock (Cost $92,943,301)		94,620,554

PREFERRED STOCK (D) — 0.1%
	Shares	Value
BRAZIL — 0.1%
Banco do Estado do Rio Grande do Sul	44,000	200,056
Metalurgica Gerdau, Cl A	39,800	145,954

		346,010

CHILE — 0.0%
Embotelladora Andina, Cl B	26,177	73,725

Total Preferred Stock (Cost $472,316)		419,735

WARRANTS* — 0.0%
	Number of Warrants	Value
Atlas Mara -Invest Expires 12/17/17, Strike Price $11.50 (Cost $14,321)	62,340	31,170

RIGHTS* — 0.0%
	Number of Rights	Value
Providence Service, Expires 02/05/15 (Cost $—)	297	$3

SHORT-TERM INVESTMENT — 6.8%
	Shares	Value
SEI Daily Income Trust Government Fund, Cl A, 0.020% (B) (Cost $30,418,875)	30,418,875	30,418,875

Total Investments— 93.9% (Cost $421,214,720) @		$424,560,028

SCHEDULE OF SECURITIES SOLD SHORT
RIGHTS* — (0.0)%
	Number of Rights	Value
CHC Group (Cost $94,961)	(14,500)	—

COMMON STOCK — (16.3)%
	Shares	Value
ARGENTINA — (0.1)%
MercadoLibre	(3,500)	(433,790)

AUSTRALIA — (0.1)%
Aegean Marine Petroleum Network	(7,600)	(104,804)
InterOil *	(7,100)	(267,031)

		(371,835)

BERMUDA — (0.1)%
Beijing Properties Holdings *	(314,000)	(23,898)
Central European Media Enterprises, Cl A *	(37,400)	(97,240)
Seadrill	(10,300)	(110,622)

		(231,760)

BRITISH VIRGIN ISLANDS — (0.0)%
UTi Worldwide *	(5,800)	(68,846)

CANADA — (1.3)%
Asanko Gold *	(56,900)	(89,557)
Athabasca Oil *	(212,900)	(311,634)
Avigilon *	(14,800)	(225,372)
B2Gold *	(24,600)	(48,398)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
CANADA (continued)
Bellatrix Exploration *	(19,800)	$(40,194)
Detour Gold *	(42,400)	(433,777)
Element Financial *	(38,700)	(411,151)
First Quantum Minerals	(4,300)	(39,220)
Franco-Nevada	(6,100)	(352,021)
Gildan Activewear	(8,000)	(467,018)
IGM Financial	(11,800)	(404,972)
Imperial Metals *	(12,500)	(88,042)
Maple Leaf Foods	(17,000)	(272,653)
NOVAGOLD Resources *	(88,330)	(329,471)
NuVista Energy *	(50,700)	(284,881)
Paramount Resources, Cl A *	(20,900)	(468,922)
Primero Mining *	(12,200)	(48,965)
RioCan Real Estate Investment Trust ‡	(9,000)	(208,515)
ShawCor	(2,500)	(68,663)
Silver Wheaton	(6,900)	(158,493)
SNC-Lavalin Group	(12,600)	(416,959)
Tahoe Resources	(12,900)	(176,034)
Turquoise Hill Resources *	(52,500)	(151,200)
Uranium Participation *	(6,100)	(26,115)
Westport Innovations *	(49,100)	(164,485)

		(5,686,712)

CAYMAN ISLANDS — (0.1)%
Capital Environment Holdings *	(136,000)	(7,895)
Goodbaby International Holdings	(75,000)	(23,799)
Lung Cheong International Holdings *	(606,000)	(68,008)
Tech Pro Technology Development *	(226,000)	(170,543)

		(270,245)

CHILE — (0.0)%
Corpbanca ADR	(1,700)	(28,254)
Empresa Nacional de Electricidad ADR	(1,600)	(68,320)

		(96,574)

CHINA — (0.6)%
21Vianet Group ADR *	(23,700)	(392,235)
AviChina Industry & Technology, Cl H	(292,000)	(189,461)
BBMG, Cl H	(77,000)	(67,541)
Byd, Cl H	(70,500)	(257,817)
China COSCO Holdings, Cl H	(85,500)	(42,462)
China Everbright Water *	(146,000)	(122,494)
China Longyuan Power Group, Cl H	(53,000)	(57,291)
China Sunergy ADR *	(8,400)	(9,576)
Homeinns Hotel Group ADR *	(6,100)	(151,951)
Li Ning *	(66,000)	(28,946)
Lianhua Supermarket Holdings, Cl H	(133,000)	(64,507)
ReneSola ADR *	(47,890)	(60,342)
Renren ADR *	(38,100)	(98,298)
SINA *	(11,600)	(420,152)

COMMON STOCK — continued
	Shares	Value
CHINA (continued)
Sinovac Biotech *	(10,300)	$(49,646)
Tencent Holdings	(16,500)	(280,949)
Tingyi Cayman Islands Holding	(92,000)	(227,143)
Youku Tudou ADR *	(24,800)	(415,648)

		(2,936,459)

FRANCE — (0.0)%
Ingenico	(24)	(2,514)

GREECE — (0.1)%
Diana Shipping *	(36,500)	(242,360)
StealthGas *	(14,974)	(79,063)

		(321,423)

HONG KONG — (0.3)%
China Taiping Insurance Holdings *	(18,400)	(56,964)
China Traditional Chinese Medicine	(70,000)	(45,870)
Hang Seng Bank	(21,100)	(369,617)
Hong Kong & China Gas	(79,000)	(181,391)
Noble Group	(502,000)	(395,203)
Shanghai Industrial Urban Development Group *	(78,000)	—
Sino Oil And Gas Holdings *	(2,030,000)	(42,683)
Sinofert Holdings	(526,000)	(96,348)

		(1,188,076)

INDIA — (0.1)%
HDFC Bank ADR	(8,300)	(472,934)

IRELAND — (0.1)%
Ardmore Shipping	(20,367)	(230,554)
Fly Leasing ADR	(8,805)	(117,195)

		(347,749)

ISRAEL — (0.0)%
Attunity *	(16,427)	(150,471)
ClickSoftware Technologies *	(7,200)	(50,760)

		(201,231)

NORWAY — (0.0)%
Vard Holdings *	(211,000)	(78,766)

SINGAPORE — (0.0)%
Hyflux	(121,700)	(85,913)
Swiber Holdings	(105,000)	(14,825)
Tiger Airways Holdings *	(200,200)	(50,080)
Yoma Strategic Holdings *	(100,000)	(39,917)

		(190,735)

U. S. VIRGIN ISLANDS — (0.0)%
China New Town Development	(395,000)	(22,164)

UNITED KINGDOM — (0.0)%
Luxfer Holdings ADR	(11,604)	(156,190)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — (13.4)%
Consumer Discretionary — (2.8)%
500.com ADR, Cl A *	(21,800)	$(373,216)
Aeropostale *	(128,142)	(312,667)
Arctic Cat	(6,038)	(202,998)
Big 5 Sporting Goods	(8,429)	(100,389)
Cabela’s *	(12,700)	(697,865)
Caesars Entertainment *	(26,600)	(289,674)
Callaway Golf	(34,289)	(279,798)
Career Education *	(12,760)	(71,201)
Carriage Services, Cl A	(7,879)	(171,762)
Century Casinos *	(31,989)	(175,620)
Chegg *	(5,400)	(35,802)
Christopher & Banks *	(51,500)	(268,315)
Coach	(17,600)	(654,544)
Conn’s *	(3,569)	(56,176)
Crocs *	(25,400)	(269,240)
CST Brands	(13,000)	(560,300)
Destination XL Group *	(54,774)	(278,252)
Dixie Group *	(30,888)	(249,575)
Dorman Products *	(1,200)	(54,876)
DreamWorks Animation SKG, Cl A *	(23,100)	(431,277)
Empire Resorts *	(16,000)	(94,400)
Famous Dave’s of America *	(18,500)	(559,995)
Fox Factory Holding *	(19,700)	(299,243)
Francesca’s Holdings *	(18,776)	(297,787)
Gordmans Stores *	(68,702)	(254,197)
Gray Television *	(5,444)	(51,500)
Hemisphere Media Group *	(6,905)	(86,174)
Hovnanian Enterprises, Cl A *	(59,146)	(203,462)
Kate Spade *	(4,700)	(148,191)
Lifetime Brands	(13,300)	(209,874)
Lumber Liquidators Holdings *	(4,100)	(258,915)
M/I Homes *	(6,190)	(127,762)
MakeMyTrip *	(9,700)	(241,045)
Media General *	(5,600)	(80,080)
Michaels *	(4,200)	(108,360)
Monro Muffler Brake	(100)	(5,714)
Murphy USA *	(4,000)	(279,240)
Nord Anglia Education *	(4,400)	(88,176)
Office Depot *	(34,500)	(262,200)
PetMed Express	(9,129)	(143,325)
Quiksilver *	(76,150)	(142,401)
ReachLocal *	(32,863)	(99,575)
Rentrak *	(1,951)	(150,090)
RetailMeNot *	(16,452)	(255,500)
Scholastic	(2,600)	(95,628)
Scientific Games, Cl A *	(8,712)	(102,889)
Sequential Brands Group *	(2,400)	(24,840)
Tesla Motors *	(1,200)	(244,320)
Town Sports International Holdings	(32,484)	(213,745)
UCP, Cl A *	(20,484)	(184,356)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Consumer Discretionary (continued)
WCI Communities *	(15,658)	$(302,356)
Weyco Group	(2,900)	(78,358)
William Lyon Homes, Cl A *	(7,629)	(145,561)
Winmark	(3,074)	(250,562)
Winnebago Industries	(10,100)	(200,889)
Yum! Brands	(9,300)	(672,204)

		(12,496,461)

Consumer Staples — (0.3)%
Boulder Brands *	(13,300)	(133,399)
Chefs’ Warehouse *	(14,003)	(299,524)
Craft Brew Alliance *	(26,800)	(318,920)
Elizabeth Arden *	(24,244)	(358,326)
Natural Grocers by Vitamin Cottage *	(5,217)	(160,684)
Orchids Paper Products	(5,300)	(144,531)
Roundy’s *	(29,414)	(105,890)

		(1,521,274)

Energy — (0.6)%
Aspen Aerogels *	(8,751)	(67,033)
Bonanza Creek Energy *	(2,500)	(65,200)
Chevron	(3,500)	(358,855)
Clayton Williams Energy *	(2,600)	(145,340)
Cobalt International Energy *	(2,400)	(21,888)
Contango Oil & Gas *	(5,400)	(162,378)
Diamond Offshore Drilling	(8,900)	(280,617)
Evolution Petroleum	(42,960)	(315,756)
Geospace Technologies *	(4,775)	(114,504)
Jones Energy, Cl A *	(13,550)	(138,210)
Mitcham Industries *	(14,200)	(79,662)
Par Petroleum *	(1,100)	(20,141)
Penn Virginia *	(21,192)	(103,417)
Solazyme *	(49,850)	(110,169)
Stone Energy *	(22,800)	(321,024)
Synergy Resources *	(5,900)	(72,157)
Tesco	(31,900)	(326,656)
TETRA Technologies *	(28,100)	(138,814)
Westmoreland Coal *	(4,400)	(114,752)

		(2,956,573)

Financials — (3.9)%
Alexander’s ‡	(420)	(194,813)
American Realty Capital Properties ‡	(72,900)	(675,419)
American Residential Properties ‡ *	(17,700)	(309,927)
Artisan Partners Asset Management, Cl A	(8,100)	(390,987)
Bancorp *	(21,541)	(183,529)
Campus Crest Communities ‡	(118,118)	(813,833)
Capital Bank Financial, Cl A *	(9,013)	(220,098)
Cascade Bancorp *	(7,500)	(34,650)
Cash America International	(9,500)	(197,600)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Citizens, Cl A *	(19,234)	$(138,870)
Citizens & Northern	(11,100)	(214,563)
City Holding	(4,500)	(190,485)
Community Trust Bancorp	(6,128)	(193,522)
CommunityOne Bancorp *	(4,589)	(44,789)
eHealth *	(15,146)	(155,095)
Fifth Street Senior Floating Rate	(19,800)	(204,336)
Financial Engines	(2,100)	(75,390)
First Interstate BancSystem, Cl A	(12,200)	(291,580)
Flagstar Bancorp *	(3,396)	(48,257)
FNF Group	(15,600)	(547,560)
Forestar Group *	(13,200)	(175,164)
Gaming and Leisure Properties ‡	(15,000)	(489,450)
Getty Realty ‡	(13,000)	(240,890)
Government Properties Income Trust ‡	(29,500)	(672,600)
Gramercy Property Trust ‡	(10,800)	(74,736)
HCI Group	(1,497)	(69,176)
Health Insurance Innovations, Cl A *	(17,963)	(127,358)
HomeTrust Bancshares *	(3,400)	(52,530)
Inland Real Estate ‡	(58,900)	(670,282)
Kearny Financial *	(13,218)	(171,834)
Ladenburg Thalmann Financial Services *	(19,700)	(75,057)
LendingTree *	(4,187)	(172,421)
Lexington Realty Trust ‡	(58,600)	(668,626)
Liberty Property Trust ‡	(16,600)	(668,980)
Macerich ‡	(7,500)	(645,075)
Mack-Cali Realty ‡	(36,000)	(702,360)
Manning & Napier, Cl A	(24,200)	(259,182)
Markel *	(990)	(676,526)
Maui Land & Pineapple *	(7,300)	(46,063)
Monmouth Real Estate Investment ‡	(46,109)	(544,547)
National Bank Holdings, Cl A	(14,621)	(269,757)
National Interstate	(3,000)	(77,310)
New York ‡	(61,900)	(645,617)
Northfield Bancorp	(9,100)	(131,040)
Physicians Realty Trust ‡	(12,081)	(213,109)
Plum Creek Timber ‡	(6,200)	(276,024)
RCS Capital, Cl A	(45,600)	(430,008)
Realty Income ‡	(10,200)	(553,962)
Regional Management *	(20,400)	(296,412)
Republic First Bancorp *	(33,570)	(115,145)
Sabra Health Care ‡	(11,700)	(382,590)
Silvercrest Asset Management Group, Cl A	(7,500)	(105,750)
STAG Industrial ‡	(17,800)	(466,360)
Starwood Waypoint Residential Trust ‡	(10,000)	(242,400)
Sun Communities ‡	(6,600)	(447,018)
Trade Street Residential ‡	(11,300)	(89,948)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Financials (continued)
Trico Bancshares	(6,406)	$(149,580)
TriState Capital Holdings *	(10,379)	(98,185)
UMH Properties ‡	(22,071)	(212,544)

		(17,530,919)

Health Care — (1.6)%
ABIOMED *	(4,152)	(214,825)
Accuray *	(31,000)	(228,470)
Advaxis *	(8,800)	(86,680)
Aegerion Pharmaceuticals *	(4,600)	(106,812)
Albany Molecular Research *	(3,100)	(50,623)
Anacor Pharmaceuticals *	(3,498)	(131,525)
Array BioPharma *	(14,607)	(104,586)
AtriCure *	(13,873)	(275,240)
BioDelivery Sciences International *	(6,611)	(86,604)
BioScrip *	(43,300)	(248,975)
Capital Senior Living *	(3,600)	(85,932)
CareTrust ‡	(12,100)	(163,108)
Castlight Health, Cl B *	(2,200)	(19,536)
Cempra *	(4,316)	(119,726)
Cerus *	(33,457)	(178,660)
Derma Sciences *	(27,850)	(239,510)
Exact Sciences *	(13,100)	(356,451)
GenMark Diagnostics *	(22,794)	(293,587)
Genomic Health *	(3,118)	(100,649)
Hanger *	(4,800)	(103,584)
HealthStream *	(2,547)	(71,978)
Healthways *	(3,137)	(64,685)
IGI Laboratories *	(63,877)	(636,215)
Insmed *	(3,800)	(58,748)
Intermolecular *	(42,288)	(68,930)
Intrexon *	(700)	(20,097)
Landauer	(4,764)	(133,249)
LDR Holding *	(3,400)	(113,798)
Medidata Solutions *	(3,200)	(137,568)
Meridian Bioscience	(16,553)	(286,367)
NanoString Technologies *	(7,299)	(91,675)
Novadaq Technologies *	(23,940)	(340,666)
NxStage Medical *	(4,851)	(86,784)
Ohr Pharmaceutical *	(14,700)	(110,397)
Progenics Pharmaceuticals *	(19,386)	(115,928)
Spectranetics *	(8,652)	(283,007)
STAAR Surgical *	(37,208)	(223,248)
TearLab *	(31,100)	(52,559)
TESARO *	(2,243)	(90,236)
Tetraphase Pharmaceuticals *	(2,714)	(98,681)
Trupanion *	(5,900)	(41,890)
Vanda Pharmaceuticals *	(5,387)	(59,957)
Verastem *	(6,909)	(50,436)
Vocera Communications *	(14,020)	(125,619)
Wright Medical Group *	(18,400)	(449,144)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Health Care (continued)
Zeltiq Aesthetics *	(5,652)	$(182,051)

		(7,188,996)

Industrials — (1.3)%
Acacia Research	(13,984)	(175,080)
Aceto	(15,300)	(296,820)
Altra Industrial Motion	(8,200)	(209,510)
American Electric Technologies *	(21,075)	(99,263)
American Science & Engineering	(5,219)	(242,162)
Barrett Business Services	(3,900)	(119,535)
Capstone Turbine *	(265,369)	(164,555)
CHC Group *	(14,500)	(27,550)
Corrections Corp of America ‡	(500)	(19,660)
Encore Wire	(7,100)	(217,473)
EnPro Industries	(600)	(35,598)
GenCorp *	(12,540)	(210,672)
General Cable	(22,100)	(252,824)
Global Brass & Copper Holdings	(24,038)	(315,619)
Heritage-Crystal Clean *	(5,164)	(65,841)
Hyster-Yale Materials Handling	(4,400)	(275,660)
Innovative Solutions & Support *	(17,900)	(70,526)
Intersections	(25,965)	(88,800)
KEYW Holding *	(52,200)	(464,058)
Knightsbridge Shipping	(13,200)	(52,932)
Layne Christensen *	(27,968)	(226,261)
LMI Aerospace *	(6,568)	(93,266)
Orion Energy Systems *	(11,600)	(52,548)
PGT *	(11,894)	(102,169)
Ply Gem Holdings *	(6,380)	(80,388)
PMFG *	(42,214)	(203,049)
Powell Industries	(3,270)	(127,563)
PowerSecure International *	(9,867)	(92,750)
Raven Industries	(10,275)	(220,296)
Scorpio Bulkers *	(162,203)	(241,683)
Sterling Construction *	(34,500)	(119,715)
Stock Building Supply Holdings *	(14,816)	(230,833)
Textainer Group Holdings	(1,000)	(32,810)
Titan Machinery *	(3,100)	(43,803)
Trex Company *	(2,121)	(90,206)
US Ecology	(8,100)	(335,826)
USG *	(6,800)	(207,060)

		(5,904,364)

Information Technology — (2.2)%
3D Systems *	(5,100)	(148,308)
Acorn Energy *	(84,446)	(43,912)
Angie’s List *	(18,586)	(85,310)
Applied Micro Circuits *	(33,123)	(173,896)
Audience *	(35,076)	(141,707)
Bazaarvoice *	(16,108)	(133,857)
Blucora *	(15,248)	(206,153)
Brightcove *	(15,800)	(113,128)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
CalAmp *	(9,492)	$(170,002)
ChannelAdvisor *	(22,274)	(211,158)
Cornerstone OnDemand *	(1,400)	(46,130)
Coupons.com *	(5,700)	(81,624)
CSG Systems International	(4,800)	(117,696)
CUI Global *	(44,535)	(271,663)
Datawatch *	(33,885)	(198,905)
E2open *	(29,049)	(171,099)
eGain *	(26,582)	(133,442)
Electro Scientific Industries	(18,724)	(117,399)
Ellie Mae *	(4,845)	(214,343)
Equinix ‡	(500)	(108,430)
Exar *	(31,909)	(287,819)
Extreme Networks *	(15,700)	(46,158)
EZchip Semiconductor *	(3,500)	(66,675)
Finisar *	(17,200)	(312,008)
FireEye *	(8,200)	(277,242)
Global Eagle Entertainment *	(15,525)	(239,007)
Gogo *	(10,800)	(156,978)
Guidance Software *	(29,100)	(190,896)
Imperva *	(3,577)	(149,376)
Interactive Intelligence Group *	(5,490)	(222,674)
Internap *	(13,616)	(114,647)
Ixia *	(28,510)	(289,091)
KVH Industries *	(21,885)	(264,809)
Liquidity Services *	(5,458)	(42,245)
Marin Software *	(29,125)	(192,808)
Marketo *	(8,888)	(306,014)
Mattersight *	(23,400)	(129,870)
Maxwell Technologies *	(21,777)	(173,345)
Mesa Laboratories	(1,294)	(98,564)
MoSys *	(117,589)	(236,354)
Netlist *	(24,600)	(33,210)
Numerex, Cl A *	(10,165)	(106,529)
ParkerVision *	(3,200)	(3,264)
PDF Solutions *	(3,900)	(64,818)
Pixelworks *	(3,700)	(19,351)
Procera Networks *	(30,312)	(266,139)
PROS Holdings *	(7,623)	(185,163)
Rally Software Development *	(21,623)	(255,800)
Rocket Fuel *	(1,300)	(16,653)
Rosetta Stone *	(25,121)	(226,591)
Rubicon Technology *	(11,900)	(49,504)
SciQuest *	(5,461)	(77,655)
Seachange International *	(43,394)	(306,362)
SemiLEDs *	(6,974)	(9,066)
Silicon Graphics International *	(12,803)	(120,732)
Spark Networks *	(28,464)	(100,763)
Speed Commerce *	(101,000)	(240,380)
SunEdison *	(3,500)	(65,555)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES (continued)
Information Technology (continued)
Tangoe *	(22,475)	$(256,889)
Twitter *	(4,600)	(172,638)
Ultratech *	(17,716)	(282,393)
Uni-Pixel *	(13,817)	(71,710)
ViaSat *	(2,400)	(134,928)

		(9,750,835)

Materials — (0.4)%
AEP Industries *	(900)	(45,099)
AM Castle *	(32,644)	(197,496)
American Vanguard	(23,581)	(263,636)
BioAmber *	(15,870)	(136,006)
FutureFuel	(6,700)	(73,633)
Horsehead Holding *	(8,543)	(114,818)
Landec *	(12,400)	(158,348)
Louisiana-Pacific *	(11,700)	(191,529)
LSB Industries *	(3,944)	(123,210)
Marrone Bio Innovations *	(63,853)	(217,100)
Myers Industries	(9,600)	(159,840)
Senomyx *	(9,600)	(50,688)
Wausau Paper	(31,243)	(317,429)

		(2,048,832)

Telecommunication Services — (0.1)%
Boingo Wireless *	(14,300)	(120,835)
Globalstar *	(6,900)	(16,629)
NTELOS Holdings	(23,548)	(96,547)
RingCentral, Cl A *	(11,100)	(149,850)
SBA Communications, Cl A *	(300)	(35,010)
Silver Springs Network *	(23,145)	(164,329)

		(583,200)

Utilities — (0.2)%
Cadiz *	(54,685)	(528,257)
Dominion Resources	(2,600)	(199,914)

		(728,171)

		(60,709,625)

Total Common Stock (Proceeds $81,785,287)		(73,787,628)

REGISTERED INVESTMENT COMPANIES — (1.0)%
EXCHANGE TRADED FUNDS — (1.0)%
Financial Select Sector SPDR Fund	(95,200)	(2,190,552)
Materials Select Sector SPDR Fund	(23,600)	(1,125,484)
Utilities Select Sector SPDR Fund	(22,600)	(1,092,032)

		(4,408,068)

REGISTERED INVESTMENT COMPANIES — continued
EXCHANGE TRADED FUND (continued)
	Contracts	Value
Total Registered Investment Companies (Proceeds $4,419,931)		$(4,408,068)

Securities Sold Short — (17.3)% (Proceeds $86,300,179) ‡‡		$(78,195,696)

PURCHASED OPTIONS/SWAPTIONS * — 0.0%
S&P 500 Index, Expires 02/21/15, Strike Price $1,750	174	40,020
S&P 500 Index, Expires 02/21/15, Strike Price $2,130	174	9,570

Total Purchased Options/Swaptions — 0.0% (Cost $157,114)		$49,590

WRITTEN OPTIONS/SWAPTIONS * — (0.4)%
S&P 500 Index, Expires 02/21/15, Strike Price $1,970	(348)	(936,120)
S&P 500 Index, Expires 02/21/15, Strike Price $1,970	(174)	(958,740)

Total Written Options/Swaptions — 0.4% (Proceeds $2,400,428)		$(1,894,860)

For the period ended January 31, 2015, the total amount of all open purchased and written options, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the year.

A list of the open futures contracts held by the Fund at January 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
MSCI EAFE	13	Mar-2015	$(69,737)
MSCI Emerging Markets	16	Mar-2015	(3,390)
S&P 500 E-MINI	(23)	Mar-2015	19,200
U.S. 10-Year Treasury Note	69	Mar-2015	289,793

			$(235,866)

For the year ended January 31, 2015, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
DOOSAN ENGINE EQUITY SWAP	BAML	11/02/15	(FEDEF-1D)	(12,892)	(92,014)	$(527)
ACCESS SWAP	BAML	08/05/15	1M LIBOR	1,446,227	89,239	(49,296)
ADCOCK INGRAM HOLDINGS	BAML	08/05/15	(1M LIBOR)	(10,458)	(50,550)	11,844
AEROFLOT- RUSSIANSWAP	BAML	08/05/15	1M LIBOR	268,600	162,176	(13,170)
AIR NEW ZEALANDSWAPS	BAML	09/10/15	1M LIBOR	79,880	131,302	20,382
AKSA AKRILIK KIMYA SWAP	BAML	08/05/15	1M LIBOR	34,830	119,628	15,632
ALBARAKA TURK KATILIM	BAML	08/05/15	1M LIBOR	102,713	73,562	(925)
ALIBABA PICTURES GRPSWAP	BAML	09/09/15	(1M LIBOR)	(1,810,000)	(333,310)	(26,248)
ALTIUS MINERALS	BAML	09/30/15	(1M LIBOR)	(5,700)	(75,329)	13,067
ARGONAUT GOLD, INC.	BAML	09/30/15	(1M LIBOR)	(113,500)	(345,791)	124,275
ASIA PACIFIC SY SWAPS	BAML	09/09/15	(1M LIBOR)	(6,186)	(45,329)	10,655
ATHABASCA OIL CORP SWAP	BAML	09/30/15	(1M LIBOR)	(9,200)	(53,030)	39,564
AVI LTDSWAP	BAML	08/05/15	1M LIBOR	20,607	125,943	24,208
BANREGIO GRUPO FINANSWAP	BAML	09/30/15	(1M LIBOR)	(18,800)	(98,374)	947
BBMG CORPSWAPS	BAML	09/09/15	(1M LIBOR)	(422,000)	(333,092)	(37,069)
BJTM SWAP	BAML	09/09/15	1M LIBOR	2,083,700	79,282	6,254
BK OF PHILIPPINE ISLANDS	BAML	09/09/15	(1M LIBOR)	(25,980)	(56,900)	(1,431)
BRAZIL PHARMA SASWAP	BAML	09/30/15	(1M LIBOR)	(48,600)	(73,508)	53,222
BYD COMSWAPS	BAML	09/09/15	(1M LIBOR)	(48,500)	(216,445)	39,082
CAPRO CORPSWAPS	BAML	09/09/15	(1M LIBOR)	(25,000)	(109,794)	31,955
CELLTRION PHARM INC SWAP	BAML	09/16/15	(1M LIBOR)	(4,703)	(46,522)	(3,364)
CEMEX S.A.(CEMEXCPO.MX)	BAML	09/30/15	(1M LIBOR)	(60,400)	(77,059)	23,426
CESP6 SWAP	BAML	09/30/15	1M LIBOR	56,700	698,517	(200,669)
CHENG LOONG CORPSWAPS	BAML	09/09/15	1M LIBOR	156,000	65,619	(2,256)
CHINA TAISWAPS	BAML	09/09/15	(1M LIBOR)	(123,800)	(272,082)	(111,185)
CHINESE GAMER INTL SWAP	BAML	09/09/15	(1M LIBOR)	(20,000)	(33,483)	(6,246)
CITIC RE SWAPS	BAML	09/09/15	(1M LIBOR)	(508,000)	(75,923)	9,084
CONTINENTAL GOLD LTD	BAML	09/30/15	(1M LIBOR)	(47,400)	(115,280)	36,199
COSON CO LTDSWAP	BAML	09/09/15	(1M LIBOR)	(1,792)	(25,682)	(1,847)
D.G KHAN CEMENTSWAP	BAML	09/10/15	FEDEF-1D	220,500	174,035	112,410
DANA GAS	BAML	08/05/15	(1M LIBOR)	(557,137)	(107,479)	37,705
DENISON MINES CORP	BAML	09/30/15	(1M LIBOR)	(66,400)	(85,390)	28,432
DUKSAN HI-METAL CO LTD	BAML	09/09/15	(1M LIBOR)	(7,132)	(115,860)	43,144
ELITEGROUP COMPUTER SWAPS	BAML	09/09/15	1M LIBOR	131,572	95,860	18,538
ENEVA SA EQUIT SWAP	BAML	09/11/15	(1M LIBOR)	(160,800)	(67,644)	42,474
EUROBANK ERGASIAS	BAML	08/05/15	(1M LIBOR)	(684,110)	(296,840)	211,806
FBNH SWAP	BAML	08/05/15	1M LIBOR	899,045	84,483	(50,496)
FIBRA UNO ADMIN SASWAP	BAML	09/30/15	(1M LIBOR)	(110,200)	(330,646)	(1,656)
FORTESCUE METALS SWAPS	BAML	09/10/15	1M LIBOR	352,168	1,096,930	(449,905)
FOXCONN INTSWAPS	BAML	09/09/15	(1M LIBOR)	(405,000)	(234,812)	54,053
GAZPROM NEFT OAO-CLS SWAP	BAML	08/05/15	1M LIBOR	11,220	41,397	(15,865)
GENERAL SHOPPING BRASIL	BAML	09/30/15	(1M LIBOR)	(1,600)	(6,008)	2,437
GIGASTORAGE CORP	BAML	10/28/15	(1M LIBOR)	(248,000)	(242,096)	40,633
GOODMAN GROUP SWAP	BAML	09/10/15	(1M LIBOR)	(61,394)	(288,889)	(4,096)
GRANITE REAL ESTATESWAP	BAML	09/30/15	(1M LIBOR)	(2,700)	(99,621)	4,854
GREAT EASTERN SHIPPSWAP	BAML	09/09/15	1M LIBOR	14,133	82,279	(153)
GREEN ENERGY TECHSWAP	BAML	01/06/16	(1M LIBOR)	(149,000)	(85,270)	(1,728)
GRUPO FINANC BANORTE B	BAML	09/30/15	(1M LIBOR)	(4,500)	(31,122)	8,207
GUBRE FABRIKALARI TAS SWA	BAML	08/05/15	1M LIBOR	113,211	240,306	17,928
GULF INTL SERVICESSWAP	BAML	08/05/15	(1M LIBOR)	(4,355)	(144,213)	24,636
HANJIN HEAVYSWAPS	BAML	01/06/16	(1M LIBOR)	(52,194)	(319,030)	133,373
HLB INC.SWAP	BAML	09/09/15	(1M LIBOR)	(4,184)	(25,848)	(12,985)
HONG KONG EXCHANGES SWAP	BAML	09/09/15	(1M LIBOR)	(10,200)	(233,817)	(1,174)
HUDSON’S BAY COSWAP	BAML	09/30/15	(1M LIBOR)	(15,920)	(323,920)	30,502
HYPERMARCAS	BAML	09/30/15	(1M LIBOR)	(59,500)	(387,327)	(16,916)
KEE TAI PROPERTIESSWAPS	BAML	09/09/15	1M LIBOR	112,000	70,660	(1,356)
KING YUAN ELECTRON SWAPS	BAML	09/09/15	1M LIBOR	59,000	51,789	(1,988)
KOLAO HOLDINGS SWAP	BAML	10/28/15	(1M LIBOR)	(14,718)	(285,634)	56,843
KUMBA IRON ORE LTD SWAP	BAML	08/05/15	1M LIBOR	11,759	318,588	(91,688)
KUWAIT PROJECTS CO HLDGS	BAML	08/05/15	(1M LIBOR)	(39,938)	(101,179)	6,459
LAO FENG XIANG SWAP	BAML	09/09/15	1M LIBOR	7,900	21,843	2,473
LG CONSTRUCTIONS CO SWAP	BAML	11/02/15	(1M LIBOR)	(21,026)	(466,803)	(14,819)
LOTTE CHEMICALSWAPS	BAML	09/09/15	(1M LIBOR)	(2,291)	(403,653)	38,090
LUTHAI TEXTILE SWAP	BAML	09/09/15	1M LIBOR	98,700	132,754	(1,617)
MAANSHAN IRON & STEEL	BAML	09/09/15	(1M LIBOR)	(326,000)	(76,220)	(12,510)
MACQUARIE ATLAS SWAP	BAML	09/10/15	(1M LIBOR)	(11,014)	(27,692)	2,397
MACRONIX INTL SWAP	BAML	09/16/15	(1M LIBOR)	(526,000)	(133,579)	18,409
MAG SILVER CORP SWAP	BAML	09/30/15	(1M LIBOR)	(30,400)	(220,046)	(5,316)
MAIL.RU GRP LTD-CMM SWAP	BAML	08/05/15	(1M LIBOR)	(8,695)	(232,817)	107,609
MAXIGEN BIOTECH SWAP	BAML	09/09/15	(1M LIBOR)	(50,600)	(78,292)	20,890
MESOBLAST LTD	BAML	09/10/15	(1M LIBOR)	(12,865)	(49,295)	9,033
MICROBIO CO LTD SWAP	BAML	09/09/15	(1M LIBOR)	(127,000)	(130,204)	21,393
MMI HOLDINGS LTD	BAML	08/05/15	1M LIBOR	62,744	168,402	(118)
NAN YA PLASTIC TWDSWAP	BAML	09/09/15	(1M LIBOR)	(104,000)	(213,320)	(749)
NATIONAL ALUMINIUM SWAP	BAML	09/09/15	1M LIBOR	66,113	50,552	(2,196)
NEPTUNE TECH& BIO SWAP	BAML	09/30/15	(1M LIBOR)	(9,500)	(18,282)	1,461
NEXTDC LTD SWAP	BAML	09/10/15	(1M LIBOR)	(56,323)	(81,716)	(3,787)
OCEAN GROUPLTD SWAP	BAML	08/05/15	1M LIBOR	3,829	32,953	2,558
PDGR3 SWAP	BAML	09/30/15	(1M LIBOR)	(651,800)	(362,059)	235,743
PHYTOHEALTH CORP SWAP	BAML	09/09/15	(1M LIBOR)	(63,000)	(74,958)	6,288
PIHSIANG MACSWAPS	BAML	09/09/15	(1M LIBOR)	(55,000)	(86,702)	(32,152)
PIONEER CEMENT LTD SWAP	BAML	09/09/15	1M LIBOR	49,500	25,012	19,944
PREMIER GOLD MINES SWAP	BAML	09/30/15	(1M LIBOR)	(54,500)	(141,549)	53,625
PRUMO LOGISTICA SASWAP	BAML	09/30/15	(1M LIBOR)	(357,300)	(119,309)	78,029
RIOCAN REAL ESTATESWAP	BAML	09/30/15	(1M LIBOR)	(9,400)	(225,935)	8,153
SAMSUNG DISPLAY DEV SWAP	BAML	09/09/15	(FEDEF-1D)	(4,235)	(570,747)	71,191
SAMSUNGSWAPS	BAML	09/09/15	(1M LIBOR)	(1,431)	(41,761)	(2,925)
SCIVISION BIOTECH SWAP	BAML	09/09/15	(1M LIBOR)	(14,000)	(44,090)	3,352
SEAFCO PCL-FOREIGN SWAP	BAML	09/09/15	1M LIBOR	586,100	152,436	62,449
SEEGENE INCS SWAP	BAML	09/09/15	(1M LIBOR)	(4,687)	(269,635)	129,059
SINPAS GAYRIMENKULSWAP	BAML	08/05/15	(1M LIBOR)	(218,006)	(78,578)	5,503
SIRIUS RESOURCES NLSWAP	BAML	09/10/15	(1M LIBOR)	(35,162)	(77,168)	8,460

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
TELEMEDIALTD SWAP	BAML	09/10/15	(1M LIBOR)	(40,739)	(212,466)	$(27)
CKLANDSWAP	BAML	09/10/15	(1M LIBOR)	(27,461)	(99,333)	5,695
WAN PROSPERITY SWAP	BAML	09/09/15	(1M LIBOR)	(28,000)	(22,830)	1,328
WAN SEMICONDUCTO SWAP	BAML	09/09/15	1M LIBOR	14,000	64,453	(1,813)
A SPONGE IRONSWAP	BAML	09/09/15	1M LIBOR	5,367	56,694	(56)
I REINSURANCE PUB SWAP	BAML	09/09/15	(1M LIBOR)	(630,124)	(69,551)	5,634
FOSCHINI GROUP SWAP	BAML	08/05/15	1M LIBOR	15,759	183,513	43,365
G YANG SECURITIES SWAP	BAML	09/09/15	(1M LIBOR)	(72,552)	(252,217)	(11,163)
WAP	BAML	09/30/15	(1M LIBOR)	(18,700)	(87,024)	6,968
FOR AFRICA SWAP	BAML	08/05/15	1M LIBOR	1,855,653	89,342	(54,712)
IMINAS GERAIS PR SWAP	BAML	09/30/15	(1M LIBOR)	(15,000)	(27,720)	8,993
R3 SWAP	BAML	09/30/15	(1M LIBOR)	(45,300)	(45,007)	28,631
GIN AUSTRALIA SWAP	BAML	09/10/15	(1M LIBOR)	(161,606)	(60,119)	988
N HAI LINESLTD SWAP	BAML	09/09/15	1M LIBOR	506,000	439,994	93,888
NG FAST OPT.SWAP	BAML	09/09/15	(1M LIBOR)	(140,000)	(88,861)	(12,873)
GSHIN CONST SWAPS	BAML	09/09/15	1M LIBOR	33,000	74,007	(7,407)
ITHBA NL SWAP	BAML	08/05/15	1M LIBOR	856,272	134,805	(61,710)
OMLION HOLDINGS	BAML	09/09/15	(1M LIBOR)	(137,000)	(85,431)	1,135
LE AUTOMATION SWAP	GS	09/09/15	1M LIBOR	97,000	96,762	(7,807)
MMUNE CORPSWAP	GS	10/14/15	(1M LIBOR)	(103,000)	(107,411)	12,136
VANTECH CO LTDSWAP	GS	03/17/16	(1M LIBOR)	(19,000)	(138,690)	(4,804)
X SCIENCE & ENG SWAP	GS	09/09/15	1M LIBOR	183,700	94,049	(24,098)
ADYAN TECHSWAP	GS	02/16/16	1M LIBOR	55,000	74,939	108
ENTEC CORP SWAPS	GS	01/27/16	1M LIBOR	305,000	253,104	7,244
IUM LTD SWAP	GS	01/15/16	1M LIBOR	690,366	99,415	10,762
A PLUS GROUP HOLDINGS	GS	11/03/15	1M LIBOR	1,003,600	233,233	12,550
EN PHARMACARESWAP	GS	02/29/16	(1M LIBOR)	(750)	(27,390)	(859)
OPTRONICS CORPSWAP	GS	01/06/16	1M LIBOR	1,058,000	572,078	8,733
GROUP LTDSWAP	GS	11/13/15	(1M LIBOR)	(204,000)	(62,374)	17,134
TRALIAN AGR CO SWAP	GS	09/10/15	(1M LIBOR)	(57,486)	(70,281)	(1,324)
-COMPANHIAGBL SWAP	GS	03/03/16	(1M LIBOR)	(6,900)	(59,135)	505
CO ESTADO RIO GRANDE	GS	01/13/16	1M LIBOR	44,000	421,138	(11,815)
SO INDUSTRY CORPSWAP	GS	09/09/15	1M LIBOR	44,100	51,845	9,169
IRON LTD SWAP	GS	09/10/15	1M LIBOR	296,054	119,709	(12,537)
ING PROPERTIES SWAP	GS	09/17/15	(1M LIBOR)	(136,700)	(11,974)	1,570
OMAGE BIOTECH SWAP	GS	09/09/15	(1M LIBOR)	(215,000)	(103,600)	20,676
NIVAL GROUP INTL SWAP	GS	09/16/15	(1M LIBOR)	(500,000)	(63,768)	(16,853)
TER LABORATOR SWAP	GS	09/29/15	(1M LIBOR)	(16,000)	(53,717)	8,530
RTWELL RETIRMENTSWAP	GS	12/17/15	(1M LIBOR)	(31,800)	(325,658)	9,334
NA PETRCHEMICAL SWAP	GS	09/09/15	(1M LIBOR)	(1,133,000)	(423,084)	(2,957)
NA POWER NEW ENERGY	GS	10/27/15	(1M LIBOR)	(795,900)	(54,696)	5,929
EN TECH EQUITY SWAP	GS	09/09/15	(1M LIBOR)	(218,000)	(96,418)	24,128
CHEMICAL CO LTDSWAP	GS	09/09/15	(1M LIBOR)	(5,728)	(700,408)	290,816
AK FERTILISERS	GS	09/09/15	1M LIBOR	44,147	114,403	(13,115)
HMAN PHARMCEUTICALS	GS	09/16/15	1M LIBOR	64,633	12,540	3,548
NER EDI LIMITEDSWAP	GS	09/09/15	1M LIBOR	144,624	579,291	(105,287)
LUTION MINING SWAP	GS	01/27/16	1M LIBOR	74,544	36,443	15,787
JI FERTILIZER CO LTD	GS	09/09/15	1M LIBOR	114,900	128,742	21,158
T GEN CORPORATION	GS	11/27/15	1M LIBOR	165,400	28,714	19,596
MOSA PLASTICSWAP	GS	01/14/16	(1M LIBOR)	(160,000)	(367,094)	(21,311)
DAU METALURGICA -PREF	GS	11/03/15	1M LIBOR	39,800	175,377	(29,423)
T PUBLIC CO LTD-FOR	GS	09/10/15	1M LIBOR	247,900	122,024	(3,111)
L LTD	GS	11/24/15	1M LIBOR	27,951	38,202	(4,355)
TECH IND CORP SWAP	GS	09/09/15	(1M LIBOR)	(128,000)	(38,408)	7,295
RI=G5 IS FUTURE SWAP	GS	02/26/15	†	(76)	(186,802)	(26,344)
NDROD LTDSWAP	GS	11/23/15	(1M LIBOR)	(43,227)	(82,832)	15,272
PO FINANCIERO SWAP	GS	12/03/15	(1M LIBOR)	(1,200)	(9,732)	1,789
MI PHARM CO LTD SWAP	GS	01/06/16	(1M LIBOR)	(2,129)	(178,821)	(11,574)
WARM CONSTRUCTION SWAP	GS	09/17/15	(1M LIBOR)	(171,000)	(227,736)	(166,209)
NDAI MIPO DK STKSWAP	GS	12/29/15	(1M LIBOR)	(2,611)	(204,607)	20,290
ELECTRONICS INCSWAP	GS	09/10/15	1M LIBOR	98,000	154,633	545
PALA PLATINUM SWAP	GS	09/14/15	(1M LIBOR)	(66,156)	(585,932)	155,591
ABULLS HOUSING FIN	GS	09/10/15	1M LIBOR	36,665	39,300	111,559
UN ENT CO.	GS	02/17/16	(1M LIBOR)	(8,200)	(31,052)	(1,227)
CORP SWAP	GS	09/09/15	1M LIBOR	77,000	83,567	(19,550)
=F5 IS FUTURE SWAP	GS	02/26/15	†	(139)	(478,528)	(34,067)
I=G5 IS FUTURE SWAP	GS	02/26/15	†	(39)	(224,092)	5,266
YANI STEELS LTD	GS	12/02/15	1M LIBOR	44,207	119,736	(13,849)
OON GAS AUSTARLIA SWAP	GS	09/10/15	(1M LIBOR)	(113,152)	(345,098)	158,349
I INCOME PROPERTY SWAP	GS	09/10/15	(1M LIBOR)	(71,356)	(71,285)	2,757
B=G5 IS FUTURE SWAP	GS	02/26/15	†	(51)	(287,341)	15,152
SECURITIES SWAP	GS	09/09/15	(1M LIBOR)	(28,430)	(72,364)	23,750
NG CO LTD SWAP	GS	09/09/15	(1M LIBOR)	(7,500)	(4,821)	1,532
EZ HOLDINGS CORP	GS	09/10/15	1M LIBOR	998,300	119,954	48,720
5 IS FUTURE SWAP	GS	02/26/15	†	(48)	(341,872)	12,388
CA LIMITEDSWAP	GS	01/07/16	1M LIBOR	196,318	144,398	(19,075)
CQUARIE MEXICO REAL EST	GS	09/10/15	1M LIBOR	24,300	60,884	(180)
GAZINE LUIZA SA	GS	09/11/15	1M LIBOR	54,600	206,532	(59,881)
RI PETROLEUM SWAP	GS	09/09/15	FEDEF-1D	100	639	(42)
CURIES & ASSOC SWAP	GS	09/09/15	1M LIBOR	106,000	68,933	22
CASH LTD SWAP	GS	09/10/15	1M LIBOR	253,041	673,091	(385,482)
C PUBLIC CO LTD	GS	09/10/15	1M LIBOR	464,250	113,658	6,908
V ENGENHARIA	GS	09/10/15	1M LIBOR	155,300	141,407	(18,784)
ME(CHG ASSET GRP TO FT)	GS	02/17/16	(1M LIBOR)	(730,500)	(82,794)	15,890
MPAKSWAP	GS	03/07/16	(1M LIBOR)	(52,925)	(195,244)	(137)
MYANGSWAPS	GS	09/09/15	(1M LIBOR)	(92)	(75,812)	14,990
IONALE PERS BEPER SWAP	GS	01/15/16	(1M LIBOR)	(2,665)	(328,924)	(59,635)
SAT LTD SWAP	GS	09/24/15	(1M LIBOR)	(78,029)	(18,134)	12,060
O RESOURCES SWAP	GS	09/18/15	(1M LIBOR)	(34,200)	(58,710)	52,116
RTH MINING SHARES SWAP	GS	10/01/15	(1M LIBOR)	(1,913,400)	(87,442)	4,758
RTHAM PLATINUM SWAP	GS	11/23/15	(1M LIBOR)	(56,379)	(175,636)	(11,971)
ADIN ENERGY LIMITED	GS	02/12/16	(FEDEF-1D)	(446,856)	(96,328)	(35,866)
ADE TECHNOLOGIES- SWAP	GS	02/16/16	(1M LIBOR)	(29,000)	(268,848)	(23,788)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
PEGATRON CORP SWAP	GS	09/09/15	1M LIBOR	245,000	505,081	$155,747.00
PKO BANK POLSKI SA	GS	09/10/15	(1M LIBOR)	(34,589)	(418,093)	97,395
PORTO SEGURO SA	GS	09/11/15	1M LIBOR	1,100	9,347	(1,981)
POSCO PANTEC CO LTD SWAP	GS	09/09/15	(1M LIBOR)	(13,003)	(52,713)	8,541
PRIME MEDIA GROUP LTD	GS	12/10/15	1M LIBOR	41,842	112,763	(4,650)
PROMETIC LIFESWAPS	GS	01/21/16	(1M LIBOR)	(23,800)	(39,989)	4,402
RCOM=G5 IS FUTURE SWAP	GS	02/26/15	†	(38)	(102,635)	4,958
RPWR=G5 IS FUTURE SWAP	GS	02/26/15	†	(9)	(38,116)	276
SAMPO CORPSWAP	GS	10/14/15	1M LIBOR	248,000	105,289	(4,951)
SAN MIGUEL CORP PHP5	GS	09/10/15	1M LIBOR	41,450	172,494	(4,364)
SANSIRI PUBLIC CO LTD-FOR	GS	01/21/16	1M LIBOR	1,183,900	75,031	5,058
SAPPHIRE TECHNOLOGY SWAP	GS	09/09/15	(1M LIBOR)	(2,036)	(66,697)	42,960
SEAFCO PCL-FOREIGN REG	GS	02/10/16	1M LIBOR	35,500	114,748	3,410
SHANGDONG CHENMING PAPER	GS	01/14/16	1M LIBOR	211,700	28,064	4,335
SINO-AMERICANSWAP	GS	01/13/16	(1M LIBOR)	(4,900)	(13,694)	166
SINTEX INDUSTRIES LTD	GS	11/25/15	1M LIBOR	20,778	154,403	8,167
SITRONIX TECHNOLOGYSWAP	GS	12/23/15	1M LIBOR	115,000	276,643	102,877
SM PRIME HLDGSSWAP	GS	10/22/15	(1M LIBOR)	(359,100)	(138,005)	(13,476)
SPCG PCLSWAP	GS	02/18/16	(1M LIBOR)	(80,000)	(65,508)	(3,542)
SUVEN LIFE SCIENCES	GS	09/10/15	1M LIBOR	43,970	97,230	16,040
SYNDICATE BANK	GS	02/10/16	1M LIBOR	46,403	92,998	(5,227)
SYNTEC CONSTRUCTION PCL-F	GS	09/10/15	1M LIBOR	1,141,300	77,173	39,293
TAIWAN FERTILIZER SWAP	GS	09/09/15	(1M LIBOR)	(75,000)	(140,421)	9,525
TAIWAN PCB EQUITY SWAP	GS	09/09/15	1M LIBOR	231,000	363,811	9,295
TECH PRO TECH DEVSWAP	GS	11/10/15	(1M LIBOR)	(134,000)	(91,952)	(9,167)
TEGMA GESTAO LOGISSWAP	GS	01/15/16	(1M LIBOR)	(5,800)	(32,490)	2,552
TORUNLAR GAYRIMENKULSWAP	GS	03/02/16	(1M LIBOR)	(28,469)	(46,583)	(33)
UNITED GROUP LTDSWAP	GS	10/02/15	(1M LIBOR)	(66,027)	(364,859)	272,592
WALSIN LIHWA CORPSWAP	GS	12/14/15	(1M LIBOR)	(376,000)	(127,895)	11,563
WEMADE ENT CO LTDSWAP	GS	01/06/16	(1M LIBOR)	(1,706)	(58,503)	(15,284)
XERO LTD.SWAP	GS	12/03/15	(1M LIBOR)	(7,705)	(96,609)	8,935
YFC-BONEAGLE ELECTSWAP	GS	02/18/16	(1M LIBOR)	(131,700)	(76,377)	(2,192)
YUNGSHIN GLOBALSWAP	GS	02/16/16	1M LIBOR	16,000	27,766	(451)
ZHONGSHENG GROUPSWAP	GS	01/12/16	(1M LIBOR)	(86,000)	(83,140)	8,148
WEYENBERG SHOE SWAP	MS	08/14/15	(1M LIBOR)	(1,500)	(39,628)	(902)
A. M. CASTLE & CO.	MS	08/14/15	(1M LIBOR)	(15,800)	(96,696)	1,106
A. SCHULMAN INC.	MS	08/14/15	1M LIBOR	2,500	83,400	3,725
ABIOMED INC.	MS	08/14/15	(1M LIBOR)	(2,000)	(77,120)	(26,360)
ABX AIR INC.	MS	08/14/15	1M LIBOR	3,300	27,060	429
ACACIA RESEARCH CORPORATI	MS	08/14/15	(1M LIBOR)	(7,100)	(113,813)	24,921
ACCO BRANDS SWAP	MS	08/14/15	1M LIBOR	17,600	146,694	(7,302)
ACCURAY INC SWAP	MS	08/14/15	(1M LIBOR)	(15,600)	(107,952)	(7,020)
ACCURIDE CORP SWAP	MS	08/14/15	1M LIBOR	11,700	52,402	(922)
ACETO CORP COM	MS	08/14/15	(1M LIBOR)	(7,600)	(159,328)	11,888
ADRO ENERGY PTSWAP	MS	09/11/15	FEDEF-1D	884,500	69,116	708
ADVANCED ENERGY INDS COM	MS	08/14/15	1M LIBOR	4,200	97,929	2,871
ADVANTAGE OIL & GAS LTD.	MS	08/14/15	1M LIBOR	9,100	40,222	(2,184)
AEGERION PHARM SWAP	MS	08/14/15	(1M LIBOR)	(2,300)	(52,555)	(851)
AEP INDUSTRIES SWAP	MS	08/14/15	(1M LIBOR)	(500)	(27,070)	2,015
AEROPOSTALE INC.	MS	08/14/15	(1M LIBOR)	(19,200)	(54,720)	7,872
AFFIMED N V COM	MS	08/14/15	1M LIBOR	5,400	33,142	(2,416)
AFFYMETRIX INC.	MS	08/14/15	1M LIBOR	14,600	156,074	5,110
AG MORTGAGE INVESTMENT TR	MS	08/14/15	1M LIBOR	6,400	119,552	(1,856)
ALDER BIOPHARMA- CEUTICALS	MS	08/14/15	1M LIBOR	2,200	64,066	(4,490)
ALLIANCE HEALTHCARE SERVI	MS	08/14/15	1M LIBOR	3,000	61,170	6,450
ALMOST FAMILY INC.	MS	08/14/15	1M LIBOR	5,500	163,735	3,245
ALPHA AND OMEGA SEMICONDU	MS	08/14/15	1M LIBOR	13,400	124,218	(6,700)
ALTRA HOLDINGS INC.	MS	08/14/15	(1M LIBOR)	(4,100)	(104,550)	(205)
AMAG PHARMACEUTICALS INC.	MS	08/14/15	1M LIBOR	1,500	63,480	2,805
AMERICAN ELECTRIC TECHNOL	MS	08/14/15	(1M LIBOR)	(10,600)	(57,770)	7,844
AMERICAN REPROGRAPHICS CO	MS	08/14/15	1M LIBOR	4,500	43,335	(2,070)
AMERICAN RESIDENTIAL SWAP	MS	08/14/15	(1M LIBOR)	(8,700)	(155,422)	3,085
AMERICAN SCIENCE AND ENGI	MS	08/14/15	(1M LIBOR)	(2,600)	(122,148)	1,508
AMERICAN VANGUARD CORPORA	MS	08/14/15	(1M LIBOR)	(10,400)	(117,624)	1,352
AMN HEALTHCARE SERVICES	MS	08/14/15	1M LIBOR	6,700	124,084	2,010
AMSURG CORP.	MS	08/14/15	1M LIBOR	600	32,010	1,098
ANACOR PHARMACEUTICALS I	MS	08/14/15	(1M LIBOR)	(1,800)	(60,138)	(7,542)
ANGIE’S LIST INC.	MS	08/14/15	(1M LIBOR)	(9,500)	(53,010)	9,405
ANGIODYNAMICS INC	MS	08/14/15	1M LIBOR	3,900	74,490	566
ANI PHARMACEUTICALS INC C	MS	08/14/15	1M LIBOR	1,100	61,751	(184)
APOLLO RESIDENTIAL- MORTGA	MS	08/14/15	1M LIBOR	2,900	46,168	(783)
APPLIED MICRO CIRCUITS CO	MS	08/14/15	(1M LIBOR)	(16,300)	(102,735)	17,160
ARCTIC CAT INC.	MS	08/14/15	(1M LIBOR)	(2,900)	(109,272)	11,774
ARDMORE SHIPPING LIMITED	MS	08/14/15	(1M LIBOR)	(10,400)	(118,768)	1,040
ARRAY BIOPHARMA INC	MS	08/14/15	(1M LIBOR)	(7,300)	(34,237)	(18,031)
ATRICURE INC.	MS	08/14/15	(1M LIBOR)	(7,100)	(138,166)	(2,698)
ATTUNITY LTD.	MS	08/14/15	(1M LIBOR)	(7,500)	(78,900)	10,200
AUDIENCE INC.	MS	08/14/15	(1M LIBOR)	(17,500)	(79,275)	8,575
AVID TECHSWAP	MS	08/14/15	1M LIBOR	7,400	107,670	(11,766)
AXT INC	MS	08/14/15	1M LIBOR	11,200	31,808	(672)
AZTECA ACQUISITION CORPOR	MS	08/14/15	(1M LIBOR)	(3,300)	(41,118)	(66)
BANCO LATINOAMERICANO DE	MS	08/14/15	1M LIBOR	2,600	74,750	(2,288)
BANCO PINE SA - PREF SHAR	MS	09/11/15	LIBOR-1M	17,100	59,717	(36,329)
BANK OF AYUDHASWAP	MS	10/08/15	(FEDEF-1D)	(5,700)	(9,494)	(4,525)
BANK PEMBANGUNANSWAP	MS	09/11/15	FEDEF-1D	778,200	50,973	(91)
BANNER CORPORATION	MS	08/14/15	1M LIBOR	3,000	123,760	(2,620)
BARRETT BUSINESS SERVICES	MS	08/14/15	(1M LIBOR)	(1,900)	(56,656)	(1,579)
BASSETT FURNITURE INC	MS	08/14/15	1M LIBOR	4,600	91,632	10,580
BAZAARVOICE INC.	MS	08/14/15	(1M LIBOR)	(8,200)	(68,142)	0
BBX CAPITAL CORPORATION	MS	08/14/15	1M LIBOR	2,500	38,425	(3,075)
BELLATRIX EXP SWAP	MS	08/14/15	(1M LIBOR)	(10,000)	(25,600)	5,300
BENCHMARK ELECTRONICS INC	MS	08/14/15	1M LIBOR	3,400	83,266	(884)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
BERKSHIRE HILLS BANCORP I	MS	08/14/15	1M LIBOR	3,700	92,870	$(740)
BIG 5 SPORTING GOODS CORP	MS	08/14/15	(1M LIBOR)	(4,200)	(54,474)	4,452
BILLABONG INTL SWAP	MS	09/11/15	(FEDEF-1D)	(150,207)	(78,769)	3,930
BIODELIVERY SCIENCES INTE	MS	08/14/15	(1M LIBOR)	(3,100)	(39,432)	(1,178)
BIOSCRIP INCORPORATED	MS	08/14/15	(1M LIBOR)	(17,500)	(99,750)	(875)
BLACK BOX NETWORK SERVICE	MS	08/14/15	1M LIBOR	1,500	33,285	(1,770)
BLOUNT INTERNATIONAL INC	MS	08/14/15	1M LIBOR	9,500	152,000	(4,750)
BLUCORA INC.	MS	08/14/15	(1M LIBOR)	(7,700)	(101,255)	(2,849)
BOINGO WIRELESS INC COM	MS	08/14/15	(1M LIBOR)	(7,200)	(56,129)	(4,711)
BONANZA CREEK ENERGY INC	MS	08/14/15	(1M LIBOR)	(1,200)	(25,514)	(5,782)
BOSTON PRIVATE FINANCIAL	MS	08/14/15	1M LIBOR	9,400	116,278	(12,878)
BOULDER BRANDS INC COM	MS	08/14/15	(1M LIBOR)	(6,600)	(68,110)	1,912
BR PROPERTIES SA	MS	09/11/15	FEDEF-1D	125,000	677,670	(262,595)
BRIGHTCOVE INC.	MS	08/14/15	(1M LIBOR)	(7,600)	(58,444)	4,028
BSQUARE CORP COM NEW	MS	08/14/15	1M LIBOR	15,300	69,376	(1,597)
BUILD-A-BEAR WORKSHOP INC	MS	08/14/15	1M LIBOR	4,500	96,045	(3,255)
BURU ENERGY LTD	MS	09/11/15	(FEDEF-1D)	(109,246)	(79,249)	47,356
BWP TRUSTSWAP	MS	09/11/15	(FEDEF-1D)	(93,428)	(205,230)	(2,061)
C D I CORP COM	MS	08/14/15	1M LIBOR	3,400	57,131	635
CABOT MICROELECTRONICS CO	MS	08/14/15	1M LIBOR	1,700	76,857	7,140
CAIRN INDIA LTD	MS	09/10/15	FEDEF-1D	138,572	577,640	(56,667)
CALAMP CORP.	MS	08/14/15	(1M LIBOR)	(4,700)	(81,592)	(2,585)
CALAVO GROWERS INC.	MS	08/14/15	1M LIBOR	3,200	148,480	(20,128)
CALLAWAY GOLF COMPANY	MS	08/14/15	(1M LIBOR)	(17,400)	(141,300)	(684)
CAMBREX CORPORATION	MS	08/14/15	1M LIBOR	6,500	144,877	918
CAMPUS CREST COMMUNITIES	MS	08/14/15	(1M LIBOR)	(10,500)	(75,915)	3,570
CAPITAL BANK FINANCIAL CO	MS	08/14/15	(1M LIBOR)	(4,100)	(102,705)	2,583
CAPITAL SENIOR LIVING COR	MS	08/14/15	(1M LIBOR)	(1,800)	(42,120)	(846)
CAREER EDUCATION CORPORAT	MS	08/14/15	(1M LIBOR)	(6,300)	(40,761)	5,607
CARRIAGE SERVICES INC.	MS	08/14/15	(1M LIBOR)	(3,600)	(72,684)	(5,796)
CASH AMERICA INT’LSWAP	MS	08/14/15	(1M LIBOR)	(4,800)	(98,304)	(1,536)
CASUAL MALE RETAIL GROUP	MS	08/14/15	(1M LIBOR)	(27,500)	(142,725)	3,025
CEMPRA INC.	MS	08/14/15	(1M LIBOR)	(2,400)	(63,888)	(2,688)
CENTRAL GARDEN & PET SWAP	MS	08/14/15	1M LIBOR	10,100	103,227	(11,317)
CENTURY BANCORP INC.	MS	08/14/15	1M LIBOR	1,300	50,466	(52)
CENTURY CASINOS INC	MS	08/14/15	(1M LIBOR)	(16,900)	(92,105)	(676)
CERUS CORPORATION	MS	08/14/15	(1M LIBOR)	(16,700)	(103,874)	14,696
CHANNELADVISOR CORPORATIO	MS	08/14/15	(1M LIBOR)	(7,200)	(152,280)	84,024
CHARLES RIVER CORPORATION	MS	08/14/15	1M LIBOR	5,000	142,850	4,800
CHAROEN POKPHAND	MS	09/10/15	FEDEF-1D	157,000	137,380	(376)
CHEFS WAREHOUSE HOLDINGS	MS	08/14/15	(1M LIBOR)	(7,000)	(149,800)	70
CHESAPEAKE UTILITIES CORP	MS	08/14/15	1M LIBOR	1,750	87,063	(1,733)
CHINA CORD BLOOD CORPORAT	MS	08/14/15	1M LIBOR	21,600	100,440	432
CHINACACHE INTL HLDG LTD	MS	08/14/15	1M LIBOR	3,400	33,554	2,826
CHIPMOS TECHNOLOGIES LTD.	MS	08/14/15	1M LIBOR	3,300	77,616	(165)
CIBER INC.	MS	08/14/15	1M LIBOR	11,200	36,064	112
CITIZEN & NORTHERNSWAP	MS	08/14/15	(1M LIBOR)	(5,400)	(108,810)	4,428
CITIZENS INC.	MS	08/14/15	(1M LIBOR)	(10,600)	(75,260)	(1,272)
CITY HLDG CO COM	MS	08/14/15	(1M LIBOR)	(2,200)	(93,204)	78
CLICKSOFTWARE TECH SWAP	MS	08/14/15	(1M LIBOR)	(3,600)	(25,848)	468
CLINICAL MICRO SENSORS I	MS	08/14/15	(1M LIBOR)	(11,100)	(144,078)	1,110
CM FINANCE INC.	MS	08/14/15	1M LIBOR	10,000	111,700	1,400
CNINSURE INC SPONSORED AD	MS	08/14/15	1M LIBOR	16,100	126,627	2,496
COMMUNITY TRUST BANCORP	MS	08/14/15	(1M LIBOR)	(3,000)	(103,560)	8,820
COMTECH TELECOMMUNICATION	MS	08/14/15	1M LIBOR	3,900	125,668	3,188
CONN’S INC.	MS	08/14/15	(1M LIBOR)	(1,700)	(31,076)	4,318
CONSTANT CONTACT INC.	MS	08/14/15	1M LIBOR	4,200	157,374	1,470
CONTANGO OIL & GAS COMPAN	MS	08/14/15	(1M LIBOR)	(2,700)	(70,068)	(11,122)
COVENANT TRANSPORT INC	MS	08/14/15	1M LIBOR	5,300	151,633	(1,643)
CRAFT BREW ALLIANCE INC.	MS	08/14/15	(1M LIBOR)	(13,300)	(148,724)	(9,546)
CROCS INC COM	MS	08/14/15	(1M LIBOR)	(12,700)	(139,683)	5,063
CSG SYS INTL INC COM	MS	08/14/15	(1M LIBOR)	(2,400)	(60,695)	1,847
CSR LIMITEDSWAP	MS	09/11/15	FEDEF-1D	166,001	505,786	11,142
CUI GLOBAL INC.	MS	08/14/15	(1M LIBOR)	(22,500)	(155,892)	18,642
CULP INC	MS	08/14/15	1M LIBOR	3,700	80,993	(6,660)
DANAOS CORPORATION	MS	08/14/15	1M LIBOR	10,500	54,390	(2,940)
DATALINK CORP	MS	08/14/15	1M LIBOR	3,900	48,516	(4,212)
DATATEC LIMITED	MS	09/11/15	LIBOR-1M	31,327	152,398	5,515
DATAWATCH CORPORATION	MS	08/14/15	(1M LIBOR)	(16,600)	(123,773)	26,331
DATRON SYSTEMS INC	MS	08/14/15	1M LIBOR	5,300	150,096	(3,180)
DENNY’S CORPORATIONSWAP	MS	08/14/15	1M LIBOR	5,300	56,180	1,484
DERMA SCIENCES INC	MS	08/14/15	(1M LIBOR)	(12,100)	(103,092)	(968)
DICE HOLDINGS INC.	MS	08/14/15	1M LIBOR	3,000	30,000	(5,190)
DIGIRAD CORPORATION	MS	08/14/15	1M LIBOR	7,700	35,035	(3,080)
DOUGLAS DYNAMICS LLC	MS	08/14/15	1M LIBOR	5,000	96,500	4,450
DREW INDUSTRIES INCORPORA	MS	08/14/15	1M LIBOR	1,200	57,696	2,640
DUCOMMUN INCORPORATED	MS	08/14/15	1M LIBOR	2,300	57,362	2,369
E2OPEN INC.	MS	08/14/15	(1M LIBOR)	(14,500)	(87,000)	1,595
EDGEWATER TECHNOLOGY INC.	MS	08/14/15	1M LIBOR	10,500	80,220	(6,195)
EGAIN COMMUNICATIONS CORP	MS	08/14/15	(1M LIBOR)	(13,700)	(70,007)	1,233
EHEALTH INC.	MS	08/14/15	(1M LIBOR)	(4,800)	(104,304)	55,152
EL POLLO LOCO HLDGS INC C	MS	08/14/15	1M LIBOR	6,688	163,213	8,870
ELECTRO SCIENTIFIC INDUST	MS	08/14/15	(1M LIBOR)	(8,400)	(62,412)	9,744
ELIZABETH ARDEN INC.	MS	08/14/15	(1M LIBOR)	(6,400)	(113,728)	19,136
ELLIE MAE INC.	MS	08/14/15	(1M LIBOR)	(2,300)	(96,669)	(5,083)
ENCORE WIRE CORP SWAP	MS	08/14/15	(1M LIBOR)	(3,500)	(111,938)	4,733
ENERGY RESOURCES OF AUST	MS	09/11/15	(FEDEF-1D)	(51,046)	(63,141)	11,281
ENGILITY HOLDINGS INC.	MS	08/14/15	1M LIBOR	2,200	90,068	(2,288)
ENZO BIOCHEM INC.	MS	08/14/15	1M LIBOR	19,100	72,007	(11,842)
EPLUS INC.	MS	08/14/15	1M LIBOR	1,900	124,773	3,363
EVOLUTION PETROLEUM CORPO	MS	08/14/15	(1M LIBOR)	(21,600)	(154,435)	(4,325)
EXAR CORPORATION	MS	08/14/15	(1M LIBOR)	(16,300)	(155,953)	8,927

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)		Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
EXTREME NETWORKS INC COM	MS	08/14/15	(1M LIBOR	)	(7,800)	(26,009)	$3,077
EZCHIP SEMICON- DUCTORSWP	MS	08/14/15	(1M LIBOR	)	(1,800)	(34,182)	(108)
F.N.B. CORPORATION	MS	08/14/15	(1M LIBOR	)	(2,300)	(23,874)	1,426
FABRINET	MS	08/14/15	1M LIBOR		2,200	37,158	(1,232)
FAUJI CEMENT CO SWAP	MS	09/10/15	FEDEF-1D		223,500	45,749	21,315
FDC LTD EQUITY SWAP	MS	09/10/15	FEDEF-1D		18,390	42,731	6,277
FEDERAL SIGNAL CORPORATIO	MS	08/14/15	1M LIBOR		9,900	146,322	4,851
FEDERATED NATIONAL HLDG C	MS	08/14/15	1M LIBOR		3,000	79,178	8,152
FFC JORDAN FERTILIZE SWAP	MS	09/10/15	FEDEF-1D		118,000	57,768	3,217
FIFTH STR SR FLOATNG RATE	MS	08/14/15	(1M LIBOR	)	(9,900)	(101,790)	(378)
FINANCIAL INSTITUTIONS IN	MS	08/14/15	1M LIBOR		3,000	70,380	(4,290)
FIRST BUSEY CORPORATION	MS	08/14/15	1M LIBOR		21,700	134,540	(868)
FIRST INTERSTATE BANCSYST	MS	08/14/15	(1M LIBOR	)	(6,100)	(148,693)	2,903
FIRST MERCHANTS CORPORATI	MS	08/14/15	1M LIBOR		4,900	106,771	245
FLAGSTAR BANCORP INC.	MS	08/14/15	(1M LIBOR	)	(1,800)	(29,700)	4,122
FLANIGAN’S ENTERSWAP	MS	08/14/15	1M LIBOR		1,103	35,980	6,210
FLY LEASING LIMITED	MS	08/14/15	(1M LIBOR	)	(4,700)	(64,484)	1,927
FORESTAR GROUP INC COM	MS	08/14/15	(1M LIBOR	)	(6,600)	(95,152)	7,570
FORMFACTOR INC.	MS	08/14/15	1M LIBOR		17,900	143,558	(8,413)
FOX FACTORY HOLDINGS SWAP	MS	08/14/15	(1M LIBOR	)	(9,800)	(156,594)	7,732
FRANCESCA’S HOLDINGS CORP	MS	08/14/15	(1M LIBOR	)	(9,400)	(156,228)	7,144
FREIGHTCAR AMERICA INC.	MS	08/14/15	1M LIBOR		1,400	35,728	(3,052)
FREQUENCY ELEC SWAP	MS	08/14/15	1M LIBOR		2,300	27,128	(896)
FUBON GROUP CO LTD.SWAP	MS	09/10/15	FEDEF-1D		401,000	640,721	(668)
FUTUREFUEL CORP.	MS	08/14/15	(1M LIBOR	)	(3,200)	(38,304)	3,136
GAIN CAPITAL HOLDINGS INC	MS	08/14/15	1M LIBOR		6,300	57,120	(5,775)
GENCORP INC.	MS	08/14/15	(1M LIBOR	)	(6,400)	(110,464)	2,944
GENOMIC HEALTH INC	MS	08/14/15	(1M LIBOR	)	(1,500)	(49,185)	765
GEOSPACE TECHNOLOGIES COR	MS	08/14/15	(1M LIBOR	)	(2,200)	(53,482)	726
GIBRALTAR INDUSTRIES INC	MS	08/14/15	1M LIBOR		5,500	85,800	(2,530)
GLOBAL BRASS AND COPPER H	MS	08/14/15	(1M LIBOR	)	(12,300)	(155,239)	(6,260)
GLOBAL CASH ACCESS INC.	MS	08/14/15	1M LIBOR		18,300	120,780	183
GLOBAL EAGLE ENTERTAINMEN	MS	08/14/15	(1M LIBOR	)	(7,900)	(113,444)	(8,177)
GLOBAL SHIP LEASE INC.	MS	08/14/15	1M LIBOR		8,200	39,852	(82)
GNERAL CABLE CORP SWAP	MS	08/14/15	(1M LIBOR	)	(11,000)	(124,400)	(1,440)
GORDMANS STORES INC.	MS	08/14/15	(1M LIBOR	)	(32,300)	(110,466)	(9,044)
GRAY TELEVISION INC.	MS	08/14/15	(1M LIBOR	)	(2,900)	(30,073)	2,639
GREATBATCH INC.	MS	08/14/15	1M LIBOR		3,000	151,050	(5,370)
GSI GROUP INC.	MS	08/14/15	1M LIBOR		6,300	86,373	(3,087)
GUIDANCE SOFTWARE SWAP	MS	08/14/15	(1M LIBOR	)	(14,300)	(99,221)	5,413
GUJARAT STATE FERTSWAP	MS	09/10/15	FEDEF-1D		84,559	133,617	3,390
HACKETT GROUP INCSWAP	MS	08/14/15	1M LIBOR		11,300	95,669	(10,015)
HANGER ORTHOPEDIC GROUP I	MS	08/14/15	(1M LIBOR	)	(2,300)	(48,783)	(851)
HARVARD BIOSCIENCE INC	MS	08/14/15	1M LIBOR		28,900	158,436	(7,867)
HEALTH INSURANCE INNOVATI	MS	08/14/15	(1M LIBOR	)	(9,000)	(64,710)	900
HEALTHSTREAM INC	MS	08/14/15	(1M LIBOR	)	(1,300)	(36,595)	(143)
HEALTHWAYS INC.	MS	08/14/15	(1M LIBOR	)	(1,600)	(30,928)	(2,064)
HERITAGE COMMERCE CORP.	MS	08/14/15	1M LIBOR		12,400	106,516	(2,852)
HERITAGE-CRYSTAL CLEAN IN	MS	08/14/15	(1M LIBOR	)	(2,500)	(30,550)	(1,325)
HESKA CORPORATION	MS	08/14/15	1M LIBOR		3,800	64,942	10,640
HIGHER ONE HOLDINGS INC.	MS	08/14/15	1M LIBOR		27,700	101,382	(9,695)
HOMEOWNERS CHOICE INC.	MS	08/14/15	(1M LIBOR	)	(700)	(31,514)	(833)
HOMETRUST BANCSHARES INC	MS	08/14/15	(1M LIBOR	)	(1,600)	(25,216)	496
HORSEHEAD HOLDING CORP.	MS	08/14/15	(1M LIBOR	)	(4,200)	(64,848)	8,400
HOVNANIAN ENTERPRISES IN	MS	08/14/15	(1M LIBOR	)	(28,800)	(117,504)	18,432
HYSTER-YALE MATERIALS SWA	MS	08/14/15	(1M LIBOR	)	(2,100)	(139,684)	8,119
HYUNDAI SECURITIESSWAP	MS	11/02/15	(FEDEF-1D	)	(25,881)	(166,295)	(11,435)
I SELECT LTD SWAP	MS	09/11/15	(1M LIBOR	)	(19,858)	(22,026)	3,165
ICU MEDICAL INC.	MS	08/14/15	1M LIBOR		1,000	83,800	(220)
IGI INC	MS	08/14/15	(1M LIBOR	)	(15,600)	(156,187)	811
IMPERVA INC.	MS	08/14/15	(1M LIBOR	)	(1,700)	(83,963)	12,971
INGLES MKTS INC CL A	MS	08/14/15	1M LIBOR		2,500	109,807	(3,182)
INNOLUX DISPLAY CORPSWAP	MS	09/10/15	LIBOR-1M		1,308,000	610,981	28,211
INNOVATIVE SOL. SWAP	MS	08/14/15	(1M LIBOR	)	(9,000)	(29,284)	(6,176)
INSIGHT ENTERPRISES INC.	MS	08/14/15	1M LIBOR		6,100	147,376	(2,989)
INSMED INCORPORATED	MS	08/14/15	(1M LIBOR	)	(1,800)	(26,280)	(1,548)
INSTEEL INDUSTRIES INC.	MS	08/14/15	1M LIBOR		2,800	59,696	(2,520)
INTEGRATED SILICON SOLUTI	MS	08/14/15	1M LIBOR		6,400	101,120	1,792
INTELIQUENT INC.	MS	08/14/15	1M LIBOR		8,000	156,400	(21,840)
INTERACTIVE INTELLIGENCE	MS	08/14/15	(1M LIBOR	)	(2,800)	(121,086)	7,518
INTERMOLECULAR INC.	MS	08/14/15	(1M LIBOR	)	(25,894)	(46,091)	3,884
INTERNAP NETWORK SERVICES	MS	08/14/15	(1M LIBOR	)	(6,700)	(55,476)	(938)
INTERSECTIONS INC	MS	08/14/15	(1M LIBOR	)	(11,300)	(42,262)	3,616
INVESTMENT TECHNOLOGY GRO	MS	08/14/15	1M LIBOR		4,100	81,795	3,280
ISLE OF CAPRI CASINOS IN	MS	08/14/15	1M LIBOR		15,500	156,550	2,170
IXIA	MS	08/14/15	(1M LIBOR	)	(14,400)	(156,096)	10,080
JA SOLAR HOLDING CO. LTD	MS	08/14/15	1M LIBOR		13,400	105,994	1,206
JONES ENERGY INC.	MS	08/14/15	(1M LIBOR	)	(6,900)	(66,447)	(3,933)
KEARNY FINANCIAL CORP.	MS	08/14/15	(1M LIBOR	)	(6,100)	(81,862)	2,562
KEMET CORP COM	MS	08/14/15	1M LIBOR		6,600	26,276	(1,196)
KNIGHT THERAPEUTICS SWAP	MS	01/27/16	(1M LIBOR	)	(4,900)	(28,418)	(2,855)
KNOLL INC COM NEW	MS	08/14/15	1M LIBOR		7,800	156,903	2,919
KNOT OFFSHORE PARTNERS LP	MS	08/14/15	(1M LIBOR	)	(8,000)	(70,080)	1,520
KVH INDUSTRIES INC.	MS	08/14/15	(1M LIBOR	)	(11,100)	(132,756)	(1,554)
LANDAUER INC	MS	08/14/15	(1M LIBOR	)	(2,300)	(71,392)	7,061
LANDEC CORPORATION	MS	08/14/15	(1M LIBOR	)	(6,400)	(84,864)	3,136
LATTICE SEMICONDUCTOR COR	MS	08/14/15	1M LIBOR		12,100	81,191	5,082
LAYNE CHRISTENSEN COMPANY	MS	08/14/15	(1M LIBOR	)	(14,000)	(126,560)	13,300
LHC GROUP INC.	MS	08/14/15	1M LIBOR		1,900	58,273	(1,805)
LIBERTY HOLDINGS LTD SWAP	MS	09/11/15	LIBOR-1M		34,857	390,647	1,775
LIFETIME BRANDS SWAP	MS	08/14/15	(1M LIBOR	)	(6,700)	(105,700)	(26)
LIQUIDITY SERVICES INC.	MS	08/14/15	(1M LIBOR	)	(2,700)	(21,411)	513
LMI AEROSPACE INC.	MS	08/14/15	(1M LIBOR	)	(3,400)	(47,634)	(646)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)		Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
LSB INDUSTRIES INC.	MS	08/14/15	(1M LIBOR	)	(2,000)	(62,820)	$340
LUXFER HOLDINGS PLC	MS	08/14/15	(1M LIBOR	)	(6,000)	(85,620)	4,860
M/I HOMES INC.	MS	08/14/15	(1M LIBOR	)	(3,200)	(76,736)	10,688
MAGIC SOFTWARE ENTERPRISE	MS	08/14/15	1M LIBOR		13,400	80,869	(8,241)
MAINSOURCE FINANCIAL GROU	MS	08/14/15	1M LIBOR		1,400	26,460	420
MANNING & NAPIER SWAP	MS	08/14/15	(1M LIBOR	)	(11,900)	(152,628)	25,179
MARIN SOFTWARE INCORPORAT	MS	08/14/15	(1M LIBOR	)	(14,000)	(101,640)	8,960
MARKETO INC	MS	08/14/15	(1M LIBOR	)	(4,700)	(157,967)	(3,854)
MATRIX SERVICE INC.	MS	08/14/15	1M LIBOR		1,700	31,178	1,462
MATTERSIGHT CORP SWAP	MS	08/14/15	(1M LIBOR	)	(11,700)	(62,291)	(2,644)
MAUI LAND & PINE SWAP	MS	08/14/15	(1M LIBOR	)	(3,600)	(23,106)	390
MAXWELL TECHNOLOGIES INC.	MS	08/14/15	(1M LIBOR	)	(10,900)	(92,214)	5,450
MERCER INTERNATIONAL INC.	MS	08/14/15	1M LIBOR		12,400	156,538	694
MERGE HEALTHCARE SWAP	MS	08/14/15	1M LIBOR		41,500	157,053	(3,503)
MERIDIAN BIOSCIENCE INC	MS	08/14/15	(1M LIBOR	)	(8,400)	(141,426)	(3,894)
MERIT MEDICAL SYSTEMS IN	MS	08/14/15	1M LIBOR		3,800	63,080	(4,826)
MESA LABORATORIES INC.	MS	08/14/15	(1M LIBOR	)	(600)	(45,864)	162
META FINANCIAL GROUP INC	MS	08/14/15	1M LIBOR		600	20,112	(30)
MGP INGREDIENTS INC.	MS	08/14/15	1M LIBOR		8,800	140,096	(528)
MIDSOUTH BANCORP INC.	MS	08/14/15	1M LIBOR		6,500	102,830	(12,220)
MIND CTI LTD SWAP	MS	08/14/15	1M LIBOR		10,200	38,250	(3,366)
MINERAL RESOURCES LTD	MS	09/11/15	FEDEF-1D		84,228	768,715	(326,763)
MISONIX INC SWAP	MS	08/14/15	1M LIBOR		2,400	31,097	991
MITCHAM INDUSTRIES INC.	MS	08/14/15	(1M LIBOR	)	(7,100)	(40,039)	208
MODINE MANUFACTURING COMP	MS	08/14/15	1M LIBOR		9,200	115,276	(3,128)
MOSYS INC.	MS	08/14/15	(1M LIBOR	)	(18,800)	(38,540)	752
MOTORCAR PARTS OF AMERICA	MS	08/14/15	1M LIBOR		2,500	74,125	(8,825)
MYERS INDUSTRIES INC.	MS	08/14/15	(1M LIBOR	)	(4,800)	(79,344)	(576)
NANOSTRING TECHNOLOGIES	MS	08/14/15	(1M LIBOR	)	(3,600)	(49,500)	4,284
NATIONAL BANK HOLDINGS CO	MS	08/14/15	(1M LIBOR	)	(7,500)	(140,550)	2,175
NATIONAL INTERSTATE CORPO	MS	08/14/15	(1M LIBOR	)	(1,600)	(44,016)	2,784
NATURAL GROCERS BY VITAMI	MS	08/14/15	(1M LIBOR	)	(2,600)	(67,860)	(12,220)
NATUS MEDICAL INC.	MS	08/14/15	1M LIBOR		4,100	155,390	(1,230)
NAVER CORPSWAP	MS	11/02/15	(FEDEF-1D	)	(482)	(325,767)	10,193
NCI LLC	MS	08/14/15	1M LIBOR		13,148	154,091	7,892
NEWPORT CORPORATION	MS	08/14/15	1M LIBOR		5,700	102,600	2,964
NORTH AMERICAN ENERGY PAR	MS	08/14/15	1M LIBOR		48,000	143,136	(96)
NORTHFIELD BANCORP INC DE	MS	08/14/15	(1M LIBOR	)	(4,600)	(65,082)	(1,158)
NOVADAQ TECHNOLOGIES INC.	MS	08/14/15	(1M LIBOR	)	(5,900)	(84,724)	767
NTELOS HOLDINGS CORPORATI	MS	08/14/15	(1M LIBOR	)	(12,000)	(47,640)	(1,560)
NUMEREX CORP	MS	08/14/15	(1M LIBOR	)	(5,200)	(53,924)	(572)
NXSTAGE MEDICAL INC.	MS	08/14/15	(1M LIBOR	)	(2,500)	(44,650)	(75)
OHR PHARMACEUTICAL INC CO	MS	08/14/15	(1M LIBOR	)	(6,700)	(62,666)	12,349
OMEGA PROTEIN CORPORATION	MS	08/14/15	1M LIBOR		7,800	84,240	(2,028)
OMNICELL INC.	MS	08/14/15	1M LIBOR		4,700	146,264	3,337
OMNIVISION TECHNOLOGIES	MS	08/14/15	1M LIBOR		2,500	68,075	(475)
ONCOGENEX PHARMACEUTICALS	MS	08/14/15	1M LIBOR		11,200	25,760	(3,248)
ORASURE TECHNOLOGIES INC	MS	08/14/15	1M LIBOR		15,100	156,587	(17,818)
ORBOTECH LTD.	MS	08/14/15	1M LIBOR		8,100	121,500	3,483
ORCHID ISLAND CAPITAL INC	MS	08/14/15	1M LIBOR		7,100	93,791	(1,491)
ORCHIDS PAPER PRODUCTS CO	MS	08/14/15	(1M LIBOR	)	(2,600)	(72,410)	1,508
ORION ENERGY SYSTEMS SWAP	MS	08/14/15	(1M LIBOR	)	(5,800)	(28,072)	1,798
ORITANI FINANCIAL CORP.	MS	08/14/15	1M LIBOR		6,100	88,450	(2,379)
OVERSTOCK COM INC DEL COM	MS	08/14/15	1M LIBOR		1,500	35,231	(1,661)
PACIFIC ETHANOL INC COM N	MS	08/14/15	1M LIBOR		9,000	72,669	4,641
PACIFIC SUNWEAR CALIF INC	MS	08/14/15	1M LIBOR		13,300	40,030	(3,455)
PAKISTAN TELECOM CO LTD	MS	09/10/15	FEDEF-1D		382,500	104,354	(6,231)
PARK-OHIO INDUSTRIES INC	MS	08/14/15	1M LIBOR		1,600	92,288	(6,800)
PATRICK INDUSTRIES INC.	MS	08/14/15	1M LIBOR		3,500	150,698	(198)
PC CONNECTION INC.	MS	08/14/15	1M LIBOR		6,200	146,878	372
PDF SOLUTIONS INC.	MS	08/14/15	(1M LIBOR	)	(2,000)	(33,880)	640
PEERLESS MANUFACTURING CO	MS	08/14/15	(1M LIBOR	)	(21,600)	(109,080)	5,184
PENN VIRGINIA CORPORATION	MS	08/14/15	(1M LIBOR	)	(10,200)	(58,446)	8,670
PEOPLES BANCORP INC.	MS	08/14/15	1M LIBOR		1,500	36,735	(2,460)
PERFECT WORLD CO. LTD.	MS	08/14/15	1M LIBOR		2,100	39,900	(105)
PERRY ELLIS INTERNATIONAL	MS	08/14/15	1M LIBOR		1,700	44,285	(3,638)
PETMED EXPRESS INC.	MS	08/14/15	(1M LIBOR	)	(4,600)	(65,734)	(6,486)
PGT INC.	MS	08/14/15	(1M LIBOR	)	(5,600)	(53,144)	5,040
PHARMERICA CORPORATION	MS	08/14/15	1M LIBOR		5,000	113,700	1,350
PIONEER ENERGY SERVICES C	MS	08/14/15	1M LIBOR		5,700	26,106	(2,508)
PIPER JAFFRAY AND CO.	MS	08/14/15	1M LIBOR		2,800	156,352	(13,412)
PLY GEM HOLDINGS INC.	MS	08/14/15	(1M LIBOR	)	(3,300)	(47,553)	5,973
POWELL INDUSTRIES INC.	MS	08/14/15	(1M LIBOR	)	(1,600)	(70,640)	8,224
POWERSECURE INTERNATIONAL	MS	08/14/15	(1M LIBOR	)	(4,800)	(50,448)	5,328
PREFERRED BANK	MS	08/14/15	1M LIBOR		2,000	50,400	1,820
PROCKET NETWORKS INC	MS	08/14/15	(1M LIBOR	)	(15,100)	(126,085)	(6,493)
PROGENICS PHARMACEUTICALS	MS	08/14/15	(1M LIBOR	)	(8,900)	(60,520)	7,298
PROS HOLDINGS INC.	MS	08/14/15	(1M LIBOR	)	(3,900)	(98,787)	4,056
PSIVIDA LIMITED	MS	08/14/15	1M LIBOR		6,800	27,336	(1,020)
QUAD/GRAPHICS INC.	MS	08/14/15	1M LIBOR		2,700	59,427	(5,319)
RADCOM LTD SWAP	MS	08/14/15	1M LIBOR		6,440	72,125	(1,414)
RADWARE LTD ORD	MS	08/14/15	1M LIBOR		7,300	162,617	(22,165)
RAIN INDUSTRIES LTDSWAP	MS	09/10/15	FEDEF-1D		27,612	25,965	(9,091)
RALLY SOFTWARE DEVELOPMEN	MS	08/14/15	(1M LIBOR	)	(10,700)	(125,725)	(856)
RAVEN INDUSTRIES INC.	MS	08/14/15	(1M LIBOR	)	(5,200)	(118,815)	7,327
REACHLOCAL INC.	MS	08/14/15	(1M LIBOR	)	(15,100)	(47,867)	2,114
REED’S INC EQUITY SWAP	MS	08/14/15	1M LIBOR		6,700	38,458	(1,943)
REGIONAL MANAGEMENT CORPO	MS	08/14/15	(1M LIBOR	)	(10,500)	(158,550)	5,985
RENASANT CORP COM	MS	08/14/15	1M LIBOR		5,600	154,141	(7,645)
RENTRAK CORPORATION	MS	08/14/15	(1M LIBOR	)	(900)	(60,606)	(8,631)
REPUBLIC FIRST BANCORP IN	MS	08/14/15	(1M LIBOR	)	(7,500)	(25,972)	247
RESOLUTE ENERGY CORP.	MS	08/14/15	(1M LIBOR	)	(17,300)	(14,018)	1,389
RESOURCES CONNECTION INC	MS	08/14/15	1M LIBOR		2,200	37,730	(990)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
RETAILMENOT INC.	MS	08/14/15	(1M LIBOR)	(7,000)	(99,050)	$(9,660)
RETAILMENOT INC.	MS	08/14/15	(1M LIBOR)	(1,300)	(18,600)	(1,589)
REX AMERICAN RESOURCES CO	MS	08/14/15	1M LIBOR	1,300	73,502	(1,339)
RICK’S CABARET INTERNATIO	MS	08/14/15	1M LIBOR	5,999	60,050	(1,560)
ROCKY SHOES & BOOTS INC	MS	08/14/15	1M LIBOR	6,300	87,822	(1,449)
RODOBENS NEG IMOB SA	MS	09/11/15	FEDEF-1D	9,200	44,180	(10,236)
ROLTA INDIA LIMITED	MS	09/10/15	FEDEF-1D	90,682	161,867	(884)
ROSETTA STONE INC.	MS	08/14/15	(1M LIBOR)	(12,700)	(112,903)	(1,651)
ROUNDY’S INC.	MS	08/14/15	(1M LIBOR)	(15,100)	(63,873)	9,513
RTI BIOLOGICS INC.	MS	08/14/15	1M LIBOR	6,900	35,397	(4,623)
RURAL ELECTRIFICATIO SWAP	MS	09/10/15	FEDEF-1D	39,140	203,275	7,229
RUTHS HOSPITALITY GROUP I	MS	08/14/15	1M LIBOR	10,500	152,040	420
S & T BANCORP INC.	MS	08/14/15	1M LIBOR	5,500	150,810	385
SANFILIPPO JOHN B & SON I	MS	08/14/15	1M LIBOR	700	29,085	(3,556)
SCHOLASTIC CORPORATION	MS	08/14/15	(1M LIBOR)	(1,200)	(41,664)	(2,472)
SCICLONE PHARMACEUTICALS	MS	08/14/15	1M LIBOR	6,800	53,448	(3,264)
SCIENTIFIC GAMES CORPORAT	MS	08/14/15	(1M LIBOR)	(4,300)	(54,954)	4,171
SCIQUEST INC	MS	08/14/15	(1M LIBOR)	(2,700)	(38,232)	(162)
SCM MICROSYSTEMS INC.	MS	08/14/15	1M LIBOR	3,500	48,370	(4,235)
SEACHANGE INTERNATIONAL	MS	08/14/15	(1M LIBOR)	(20,800)	(135,988)	(10,860)
SECURITY NATL FINL SWAP	MS	08/14/15	1M LIBOR	6,600	39,483	(279)
SIAM GLOBAL HOUSESWAP	MS	10/08/15	LIBOR-1M	(64,182)	(21,475)	(1,664)
SIGMA DESIGNS INC	MS	08/14/15	1M LIBOR	21,300	153,573	(18,105)
SILICON GRAPHICS INTERNAT	MS	08/14/15	(1M LIBOR)	(6,500)	(70,590)	9,295
SILICON MOTION TECHNOLOGY	MS	08/14/15	1M LIBOR	3,000	72,630	10,950
SILVER SPRING NETWORKS IN	MS	08/14/15	(1M LIBOR)	(10,100)	(72,013)	303
SILVER STD RES INC COM	MS	08/14/15	1M LIBOR	7,400	46,414	(756)
SILVERCREST ASSET SWAP	MS	08/14/15	(1M LIBOR)	(3,800)	(56,316)	2,736
SIMULATIONS PLUS INC SWAP	MS	08/14/15	1M LIBOR	7,200	48,816	(3,024)
SINO-THAI ENGRSWAP	MS	10/08/15	(FEDEF-1D)	(88,600)	(66,009)	(5,050)
SINOVAC BIOTECH LTD.	MS	08/14/15	1M LIBOR	5,800	28,652	(696)
SKULLCANDY INC.	MS	08/14/15	1M LIBOR	14,500	146,450	(1,160)
SKY-MOBI LIMITED	MS	08/14/15	1M LIBOR	8,400	34,188	(4,032)
SKYSTAR BIOPHARMACEUTICAL	MS	08/14/15	1M LIBOR	8,500	40,035	(4,335)
SOTHERLY HOTELS INC.	MS	08/14/15	1M LIBOR	6,600	50,226	(1,518)
SPARK NETWORK INC.	MS	08/14/15	(1M LIBOR)	(13,800)	(47,196)	(1,656)
SQUARE 1 FINANCIAL INC	MS	08/14/15	1M LIBOR	3,900	90,168	546
STAAR SURGICAL COMPANY	MS	08/14/15	(1M LIBOR)	(18,300)	(155,255)	45,455
STAGE STORES INC	MS	08/14/15	1M LIBOR	7,100	157,448	(15,448)
STAMPS.COM INC	MS	08/14/15	1M LIBOR	2,200	101,794	(1,540)
STEALTHGAS INC.	MS	08/14/15	(1M LIBOR)	(5,400)	(33,102)	4,590
STERLING CONSTRUCTION SWP	MS	08/14/15	(1M LIBOR)	(15,200)	(91,504)	38,760
STOCK BUILDING SUPPLY HOL	MS	08/14/15	(1M LIBOR)	(7,200)	(118,224)	6,048
STONE ENERGY CORP COM	MS	08/14/15	(1M LIBOR)	(11,400)	(154,628)	(5,884)
SUNOPTA INC.	MS	08/14/15	1M LIBOR	5,200	59,280	(4,888)
SUPER MICRO COMPUTER INC	MS	08/14/15	1M LIBOR	3,500	119,560	8,435
SYKES ENTERPRISES INCORP	MS	08/14/15	1M LIBOR	5,700	130,986	(2,622)
SYNALLOY CORP SWAP	MS	08/14/15	1M LIBOR	1,900	33,136	(1,406)
SYNERGETICS SWAP	MS	08/14/15	1M LIBOR	35,500	162,947	7,453
SYNERGY RESOURCES CORPORA	MS	08/14/15	(1M LIBOR)	(2,900)	(35,844)	377
TANGOE INC.	MS	08/14/15	(1M LIBOR)	(10,700)	(128,921)	6,620
TECHTARGET INC.	MS	08/14/15	1M LIBOR	12,100	128,381	5,324
TEEKAY TANKERS LTD CL A	MS	08/14/15	1M LIBOR	12,100	77,069	(14,875)
TELECOMMUNICATION SYSTEMS	MS	08/14/15	1M LIBOR	45,300	139,071	(10,872)
TESARO INC.	MS	08/14/15	(1M LIBOR)	(1,200)	(51,108)	2,832
TESCO CORP COM	MS	08/14/15	(1M LIBOR)	(16,000)	(159,129)	(4,711)
TETRAPHASE PHARMACEUTICAL	MS	08/14/15	(1M LIBOR)	(1,500)	(58,905)	4,365
THAI UNION FRO-F	MS	10/08/15	FEDEF-1D	686,312	457,783	(661)
THE BANCORP BANK	MS	08/14/15	(1M LIBOR)	(11,000)	(104,060)	10,340
THE DIXIE GROUP INC	MS	08/14/15	(1M LIBOR)	(14,300)	(132,132)	16,588
THE GORMAN-RUPP COMPANY	MS	08/14/15	1M LIBOR	1,400	41,552	(1,638)
THE MARCUS CORPORATION	MS	08/14/15	1M LIBOR	8,100	145,638	7,128
THE MCCLATCHY COMPANY	MS	08/14/15	1M LIBOR	18,100	53,576	(8,145)
THE SPECTRANETICS CORPORA	MS	08/14/15	(1M LIBOR)	(4,700)	(157,356)	3,619
THORN GROUP LTD SWAP	MS	09/11/15	FEDEF-1D	44,434	98,170	763
TOWER INTERNATIONAL INC.	MS	08/14/15	1M LIBOR	2,400	56,016	792
TOWN SPORTS INTERNATIONAL	MS	08/14/15	(1M LIBOR)	(16,400)	(117,916)	10,004
TRANSGLOBE ENERGY CORPORA	MS	08/14/15	1M LIBOR	10,900	31,828	(109)
TREE.COM INC.	MS	08/14/15	(1M LIBOR)	(2,200)	(106,634)	16,038
TREX COMPANY INC.	MS	08/14/15	(1M LIBOR)	(900)	(37,665)	(612)
TRICO BANCSHARES INC	MS	08/14/15	(1M LIBOR)	(2,800)	(66,220)	840
TRINA SOLAR LIMITED	MS	08/14/15	1M LIBOR	4,000	34,720	1,480
TRIPLE-S MANAGEMENT CORPO	MS	08/14/15	1M LIBOR	6,600	154,704	4,224
TRISTATE CAPITAL HOLDINGS	MS	08/14/15	(1M LIBOR)	(5,300)	(53,159)	3,021
TRIUMPH BANCORP INC COM	MS	08/14/15	1M LIBOR	6,626	89,081	(2,943)
TUBEMOGUL INC.	MS	08/14/15	1M LIBOR	1,569	32,651	(8,833)
TWIN DISC INCORPORATED	MS	08/14/15	1M LIBOR	4,400	78,980	(8,140)
U.S. AUTO PARTS NETWORK I	MS	08/14/15	1M LIBOR	33,300	78,921	(666)
UCP INC.	MS	08/14/15	(1M LIBOR)	(10,500)	(113,085)	18,585
UFLEX LIMITED	MS	09/10/15	FEDEF-1D	24,306	54,057	5,515
ULTRATECH INC.	MS	08/14/15	(1M LIBOR)	(9,000)	(155,306)	11,846
UMH PROPERTIES INC.	MS	08/14/15	(1M LIBOR)	(10,000)	(97,100)	800
UNIFI INC.	MS	08/14/15	1M LIBOR	4,600	140,346	7,912

Company Reference	Counter- party	Termi- nation Date	Receive/ (Pay)	Number of Contracts Long (Short)	Notional Amount	Unrealized Appreciation (Depreciation)
UNITED INTERGRATED SRVCS	MS	09/10/15	FEDEF-1D	96,000	92,201	$1,778
UNITY BANCORP INC SWAP	MS	08/14/15	1M LIBOR	1,750	16,190	(160)
UNIVERSAL ELECTRONICS INC	MS	08/14/15	1M LIBOR	2,400	153,168	(192)
UNIVERSAL FOREST PRODUCTS	MS	08/14/15	1M LIBOR	1,400	73,808	(3,724)
US ECOLOGY INC SWWAP	MS	08/14/15	(1M LIBOR)	(4,000)	(157,136)	(8,704)
USA MOBILITY INC.	MS	08/14/15	1M LIBOR	6,100	109,129	(4,697)
USA TRUCK INC COM	MS	08/14/15	1M LIBOR	1,100	33,275	(2,695)
VAALCO ENERGY INC.	MS	08/14/15	1M LIBOR	10,500	50,190	7,980
VANDA PHARMACEUTICALS INC	MS	08/14/15	(1M LIBOR)	(2,500)	(30,325)	2,500
VASCO DATA SECURITY INTER	MS	08/14/15	1M LIBOR	4,700	113,787	(12,737)
VECTRUS INC COM	MS	08/14/15	1M LIBOR	944	26,150	131
VERASTEM INC.	MS	08/14/15	(1M LIBOR)	(3,700)	(34,558)	7,548
VGI GLOBAL FOREIGN SWAP	MS	10/08/15	(FEDEF-1D)	(235,800)	(85,932)	(4,123)
VIMICRO INTERNATIONAL COR	MS	08/14/15	1M LIBOR	2,900	25,433	261
VOCERA COMMUNICATIONS IN	MS	08/14/15	(1M LIBOR)	(7,500)	(75,750)	8,550
VOCUS COMMUNICATION SWAP	MS	09/11/15	(FEDEF-1D)	(9,743)	(47,093)	(9)
VSE CORPORATION	MS	08/14/15	1M LIBOR	1,500	103,695	4,860
VUKILE PROPERTY FUNDSWAP	MS	09/11/15	(FEDEF-1D)	(16,751)	(28,793)	397
WALKER & DUNLOP INC SWAP	MS	08/14/15	1M LIBOR	8,300	135,124	12,201
WAUSAU PAPER CORP.	MS	08/14/15	(1M LIBOR)	(6,400)	(66,240)	1,216
WCI COMMUNITIES INC.	MS	08/14/15	(1M LIBOR)	(7,800)	(153,695)	3,077
WESBANCO INC.	MS	08/14/15	1M LIBOR	3,200	102,496	(5,920)
WESTFIELD FINANCIAL INC	MS	08/14/15	1M LIBOR	20,300	146,160	0
WESTMORELAND COAL CO COM	MS	08/14/15	(1M LIBOR)	(2,200)	(67,135)	9,759
WILLDAN GROUP INC.	MS	08/14/15	1M LIBOR	5,600	70,616	7,728
WILLIAM LYON HOMES INC.	MS	08/14/15	(1M LIBOR)	(3,700)	(77,700)	7,104
WILLIAMS CLAYTON ENERGY I	MS	08/14/15	(1M LIBOR)	(1,300)	(70,650)	(2,020)
WINMARK CORPORATION	MS	08/14/15	(1M LIBOR)	(1,400)	(114,744)	630
WINNEBAGO INDS INC COM	MS	08/14/15	(1M LIBOR)	(5,000)	(100,728)	1,278
WIRELESS TELCOM SWAP	MS	08/14/15	1M LIBOR	9,600	27,164	3,076
WSFS FINANCIAL CORPORATIO	MS	08/14/15	1M LIBOR	900	66,757	(283)
XO GROUP INC COM	MS	08/14/15	1M LIBOR	3,600	64,838	(5,654)
ZAGG INC.	MS	08/14/15	1M LIBOR	23,700	154,761	(11,850)
ZELTIQ AESTHETICS	MS	08/14/15	(1M LIBOR)	(2,700)	(77,949)	(9,018)
ZUMIEZ INC.	MS	08/14/15	1M LIBOR	3,200	129,568	(10,235)

						$1,697,362

For the year ended January 31, 2015, the total amount of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the year.

Percentages are based on net assets of $452,248,909.

*	Non-income producing security.
‡	Real Estate Investment Trust
†	Terms not available. Security is a swap on a futures contract.
(A)	All or a portion of this security is held as collateral for securities sold short.
(B)	The rate reported is the 7-day effective yield as of January 31, 2015.
(C)	The rate reported is the effective yield at time of purchase.
(D)	Rate not available.

ADR — American Depositary Receipt

BAML — Bank of America Merrill Lynch

Cl — Class

EAFE — Europe, Australasia and Far East

FEDEF — Federal Funds Effective Rate

GS — Goldman Sachs

LIBOR— London Interbank Offered Rate

LLC — Limited Liability Company

Ltd. — Limited

MS — Morgan Stanley

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
PUBLIC ALTERNATIVES FUND
January 31, 2015
(unaudited)

The following is a list of the inputs used as of January 31, 2015, in valuing the Fund’s investments, liabilities and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Registered Investment Companies	$264,151,559	$—	$—	$264,151,559
U.S. Treasury Obligations	—	34,918,132	—	34,918,132
Common Stock	94,620,554	—	—	94,620,554
Preferred Stock	419,735	—	—	419,735
Warrants	—	31,170	—	31,170
Rights	3	—	—	3
Short-Term Investment	30,418,875	—	—	30,418,875

Total Investments in Securities	$389,610,726	$34,949,302	$—	$424,560,028

Liabilities	Level 1	Level 2	Level 3	Total
Rights	$—	$—	$—	$—
Common Stock	(73,787,628)	—	—	(73,787,628)
Registered Investment Companies	(4,408,068)	—	—	(4,408,068)

Total Liabilities	$(78,195,696)	$—	$—	$(78,195,696)

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Purchased Options/Swaptions	$49,590	$—	$—	$49,590
Written Options/Swaptions	(1,894,860)	—	—	(1,894,860)
Futures Contracts*
Unrealized Appreciation	308,993	—	—	308,993
Unrealized Depreciation	(73,127)	—	—	(73,127)
Total Return Swaps*
Unrealized Appreciation	—	5,861,709	—	5,861,709
Unrealized Depreciation	—	(4,164,347)	—	(4,164,347)

Total Other Financial Instruments	$(1,609,404)	$1,697,362	$—	$87,958

* Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2015, there were no Level 3 securities.

@ At January 31, 2015, the tax basis cost of the Fund’s investments was $421,214,720, and the unrealized appreciation and depreciation were $17,600,081 and $(14,254,773), respectively.

‡‡ At January 31, 2015, the tax basis proceeds of the Fund’s securities sold short was $86,300,179, and the unrealized appreciation and depreciation were $11,599,540 and $(3,495,057), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2015
(unaudited)

SCHEDULE OF INVESTMENTS
U.S. TREASURY OBLIGATIONS — 31.8%
	Face Amount	Value
U.S. Treasury Bonds 3.125%, 08/15/44	$340,000	$403,484
U.S. Treasury Inflation Protected Securities
3.875%, 04/15/29	1,192,295	1,782,109
3.625%, 04/15/28	992,848	1,424,193
3.375%, 04/15/32	166,304	248,572
2.500%, 07/15/16	806,845	845,359
2.500%, 01/15/29	1,495,878	1,943,823
2.375%, 01/15/25	3,050,592	3,754,135
2.375%, 01/15/27	837,272	1,050,319
2.125%, 02/15/40	650,091	901,544
2.125%, 02/15/41	598,490	837,979
2.000%, 01/15/16	214,166	218,031
2.000%, 01/15/26	809,071	972,781
1.750%, 01/15/28	1,194,864	1,419,554
1.625%, 01/15/18	78,906	84,023
1.375%, 07/15/18	292,682	316,034
1.375%, 01/15/20	606,088	655,901
1.375%, 02/15/44	890,664	1,095,030
1.250%, 07/15/20	1,391,449	1,510,375
1.125%, 01/15/21	1,743,441	1,875,561
0.750%, 02/15/42	1,217,542	1,281,462
0.625%, 07/15/21	141,449	148,820
0.625%, 01/15/24	3,750,806	3,951,826
0.625%, 02/15/43	1,900,825	1,945,970
0.375%, 07/15/23	2,531,801	2,623,184
0.250%, 01/15/25	518,170	529,286
0.125%, 04/15/16	476,088	477,984
0.125%, 04/15/17	2,869,600	2,906,816
0.125%, 04/15/18	5,238,714	5,325,477
0.125%, 04/15/19	503,910	512,571
0.125%, 01/15/22	1,257,261	1,275,040
0.125%, 07/15/22	718,837	730,967
0.125%, 01/15/23	2,688,681	2,721,660
0.125%, 07/15/24	2,437,642	2,470,399

		47,836,785

Total U.S. Treasury Obligations (Cost $47,561,996)		48,240,269

COMMON STOCK — 30.5%
	Shares	Value
ENERGY — 29.4%
Access Midstream Partners LP (A)	24,800	1,283,400
Antero Midstream Partners (A)	9,800	229,810
Buckeye Partners LP	3,300	240,141
Capital Product Partners LP	1,940	17,770
Crestwood Midstream Partners LP (A)	17,752	272,671
DCP Midstream Partners LP	40,300	1,512,459
Enbridge Energy Management	66,867	2,506,844
Energy Transfer Equity LP (A)	33,500	1,990,570

COMMON STOCK — continued
	Shares	Value
ENERGY (continued)
Energy Transfer Partners LP (A)	41,160	$2,527,224
EnLink Midstream	7,800	246,792
Enterprise Products Partners LP (A)	92,500	3,185,700
Equities Midstream Partners	1,900	161,215
Global Partners LP	10,000	385,100
Golar LNG Partners LP	8,070	219,020
Hoegh LNG Partners LP	4,300	94,428
Holly Energy Partners LP	7,500	245,250
Kinder Morgan	119,001	4,884,976
KNOT Offshore Partners LP	7,200	153,072
Magellan Midstream Partners (A)	11,100	860,472
MarkWest Energy Partners LP (B)	39,200	2,310,056
MPLX	3,700	294,298
ONEOK	41,800	1,840,454
ONEOK Partners LP	16,850	696,579
Phillips 66	25,000	1,758,000
Phillips 66 Partners LP (B)	6,200	449,004
Plains All American Pipeline LP (A)	45,000	2,231,550
Plains GP Holdings, Cl A (A)	58,500	1,525,680
QEP Midstream Partners LP	17,000	265,200
Regency Energy Partners LP	61,186	1,570,033
Seadrill Partners	8,500	116,875
SemGroup, Cl A	11,050	743,996
Shell Midstream Partners	5,600	224,112
Spectra Energy	14,500	484,880
Summit Midstream Partners LP	9,700	368,115
Sunoco Logistics Partners	14,000	584,080
Targa Resources	9,100	790,153
Targa Resources Partners LP (A)	13,400	603,670
Tesoro Logistics LP	3,400	187,034
USD Partners	10,200	133,212
Valero Energy Partners (A)	5,500	274,725
VTTI Energy Partners	9,800	226,478
Western Gas Equity Partners LP	7,000	405,790
Western Gas Partners LP (A)	32,500	2,293,525
Williams Companies	37,900	1,662,294
Williams Partners LP (A)	37,900	1,607,339

		44,664,046

FINANCIALS — 0.1%
Infra ‡ *	4,700	125,020

MATERIALS — 0.1%
SunCoke Energy Partners LP	5,800	144,362

UTILITIES — 0.9%
Abengoa Yield	19,100	628,772

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2015
(unaudited)

COMMON STOCK — continued
	Shares	Value
UTILITIES (continued)
NRG Yield, Cl A	14,000	$740,320

		1,369,092

Total Common Stock (Cost $41,645,720)		46,302,520

REGISTERED INVESTMENT COMPANIES — 30.8%
OPEN-END FUNDS — 30.8%
AQR Risk-Balanced Commodities Strategy LV Fund. Cl Institutional	2,223,989	15,100,888
PIMCO CommoditiesPlus Strategy, Cl Institutional	4,324,780	31,570,896

Total Registered Investment Companies (Cost $61,365,434)		46,671,784

SOVEREIGN DEBT — 2.2%
	Face Amount(1)	Value
Bundesrepublik Deutschland Bundesobligation Inflation Linked Bond 0.750%, 04/15/18 EUR	185,778	215,945
Deutsche Bundesrepublik Inflation Linked Bond 1.500%, 04/15/16 EUR	1,097,098	1,246,273
Italy Buoni Poliennali Del Tesoro
2.600%, 09/15/23 EUR	45,617	59,624
2.550%, 09/15/41 EUR	75,971	108,297
2.350%, 09/15/24(B) EUR	610,898	790,238
2.100%, 09/15/16 EUR	144,365	166,459
Mexican Udibonos 4.000%, 06/13/19 MXP	1,000,000	387,153
Spain Government Inflation Linked Bond 0.550%, 11/30/19(B) EUR	270,000	308,065

Total Sovereign Debt (Cost $3,744,690)		3,282,054

CORPORATE OBLIGATIONS — 0.4%
	Face Amount	Value
ENERGY — 0.4%
Hiland Partners 5.500%, 05/15/22(B)	200,000	207,500
Midstates Petroleum 9.250%, 06/01/21	200,000	103,500

CORPORATE OBLIGATIONS — continued
	Face Amount	Value
ENERGY (continued)
QEP Resources 5.250%, 05/01/23	$250,000	$236,875

Total Corporate Obligations (Cost $650,000)		547,875

RIGHTS* — 0.0%
	Number of Rights	Value
Kinder Morgan Escrow	49,280	—

SHORT-TERM INVESTMENT — 5.1%
SEI Daily Income Trust Government Fund, Cl A, 0.020% (C) (Cost $7,774,252)	7,774,252	7,774,252

Total Investments— 100.8% (Cost $162,742,092) @		$152,818,754

PURCHASED OPTIONS/SWAPTIONS * — 0.0%
	Contracts	Value
Australian Dollar Currency, Expires 02/21/15, Strike Price $0.88	590,000	$2
Australian Dollar Currency, Expires 02/21/15, Strike Price $0.89	580,000	1
British Pound Currency, Expires 03/21/15, Strike Price $1.50	160,000	3,183
Euro Bond, Expires 02/21/15, Strike Price $154.00	8	90
Euro Bond, Expires 02/21/15, Strike Price $155.00	8	181
Euro Dollars, 1-Year Mid-Curve, Expires 06/12/15, Strike Price $98.50	53	6,738
Japanese Yen Currency, Expires 02/21/15, Strike Price $121.00	1,055,000	10,847
Norwegian Krone Currency, Expires 02/06/15, Strike Price $7.90	1,020,000	2,811
Norwegian Krone Currency, Expires 03/21/15, Strike Price $8.50	515,000	1,231
Norwegian Krone Currency, Expires 07/15/15, Strike Price $7.00	1,020,000	3,568
U.S. Treasury 10-Year Note Future, Expires 03/15/15, Strike Price $125.50	34	531

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2015
(unaudited)

PURCHASED OPTIONS/SWAPTIONS * — continued
	Contracts	Value
U.S. Treasury 10-Year Note Future, Expires 03/15/15, Strike Price $130.00	6	$7,687
U.S. Treasury 10-Year Note Future, Expires 03/15/15, Strike Price $130.50	6	5,812

Total Purchased Options/ Swaptions — 0.0% (Cost $90,740)		$42,682

WRITTEN OPTIONS/SWAPTIONS * — 0.0%
Australian Dollar Currency, Expires 02/21/15, Strike Price $0.88,	(580,000)	(1)
Australian Dollar Currency, Expires 02/21/15, Strike Price $0.89	(580,000)	(1)
British Pound Currency, Expires 03/21/15, Strike Price $1.58	(160,000)	(66)
Euro Bond, Expires 02/21/15, Strike Price $157.50,	(8)	(18,442)
Euro Bond, Expires 02/21/2015, Strike Price $159.00	(8)	(8,317)
Goldman Sachs 3-Month LIBOR, Expires 06/20/15, Strike Rate 3.20%,	(1,600,000)	(890)
Japanese Yen Currency, Expires 04/18/15, Strike Price 114.5 JPY	(1,055,000)	(12,496)
Total Written Options/ Swaptions — 0.0% (Proceeds $54,065)		$(40,213)

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2015
(unaudited)

For the period ended January 31, 2015, the total amount of all open written options/swaptions, as presented in the above Schedule of Investments, is representative of the volume of activity for this derivative type during the year.

A list of the open futures contracts held by the Fund at January 31, 2015, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation)
90-Day Euro$	(5)	Dec-2015	$(3,195)
90-Day Euro$	(49)	Dec-2017	(63,860)
90-Day Euro$	(32)	Mar-2016	(27,249)
Australian 10-Year Bond	6	Mar-2015	528
Euro-Bobl	(1)	Mar-2015	(1,776)
Euro-BTP	1	Mar-2015	(936)
Euro-Bund	(1)	Mar-2015	(728)
Japanese 10-Year Bond	(3)	Mar-2015	(25,359)
U.S. 10-Year Treasury Note	18	Mar-2015	31,654
U.S. 2-Year Treasury Note	(18)	Mar-2015	(9,264)
U.S. 5-Year Treasury Note	46	Mar-2015	44,399
U.S. Long Treasury Bond	(4)	Mar-2015	(7,787)
U.S. Ultra Long Treasury Bond	(22)	Mar-2015	(480,724)

			$(544,297)

For the period ended January 31, 2015, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the year.

A list of the outstanding forward foreign currency exchange contracts held by the Fund at January 31, 2015, is as follows:

Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
2/4/15-3/16/15	EUR	9,297,416	USD	10,824,325	$315,697
2/19/15-3/16/15	AUD	1,368,060	USD	1,108,168	44,506
2/19/15-3/16/15	USD	1,113,501	AUD	1,374,987	(44,432)
3/15/15-3/16/15	USD	4,555,321	EUR	3,945,000	(95,754)
3/16/15	JPY	26,836,975	USD	224,777	(3,871)
3/16/15	USD	290,000	JPY	34,556,753	4,420
4/21/15	MXP	2,457,000	USD	163,670	572

					$221,138

A list of the counterparties for the outstanding forward foreign currency contracts held by the Fund at January 31, 2015, is as follows:

Counterparty	Currency to Deliver	Currency to Receive	Unrealized Appreciation
State Street Bank	(43,944)	44,551	$607
Bank of America	(505,449)	508,691	3,242
Citi	(16,444,112)	16,654,333	210,221
JPMorgan	(929,353)	936,422	7,068

			$221,138

For the period ended January 31, 2015, the total amount of all open forward foreign currency contracts, as presented in the tables above, is representative of the volume of activity for this derivative type during the period.

A list of the OTC swap agreements held by the Fund at January 31, 2015, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	3M LIBOR	2.62%	07/02/24	600,000	$(45,642)
Goldman Sachs	3M LIBOR	3.06%	02/15/40	200,000	(61,097)
Goldman Sachs	3M LIBOR	3.04%	02/15/40	100,000	(18,343)

					$(125,082)

For the period ended January 31, 2015, the total amount of all OTC swap agreements, as presented in the tables above, is representative of the volume of activity for this derivative type during the year.

Percentages are based on net assets of $151,576,199.

*	Non-income producing security.
‡	Real Estate Investment Trust.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Securities considered Master Limited Partnership. At January 31, 2015, these securities amounted to $18,886,336 or 12.5% of Net Assets.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.
(C)	The rate reported is the 7-day effective yield as of January 31, 2015.

AUD — Australian Dollar

Cl — Class

EUR — Euro

JPY— Japanese Yen

LIBOR— London Interbank Offered Rate

LP — Limited Partnership

MXP — Mexican Peso

OTC — Over the counter

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND	CORNERSTONE ADVISORS
REAL ASSETS FUND
January 31, 2015
(unaudited)

The following is a list of the level of inputs used as of January 31, 2015, in value the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$48,240,269	$—	$48,240,269
Common Stock	46,302,520	—	—	46,302,520
Registered Investment Companies	46,671,784	—	—	46,671,784
Sovereign Debt	—	3,282,054	—	3,282,054
Corporate Obigations	—	547,875	—	547,875
Rights	—	—	—	—
Short-Term Investment	7,774,252	—	—	7,774,252

Total Investments in Securities	$100,748,556	$52,070,198	$—	$152,818,754

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options/Swaptions	$(40,213)	$—	$—	$(40,213)
Purchased Options/Swaptions	42,682	—	—	42,682
Futures Contracts*
Appreciation	76,581	—	—	76,581
Depreciation	(620,878)	—	—	(620,878)
Forward Foreign Currency
Contracts*
Appreciation	—	365,195	—	365,195
Depreciation	—	(144,057)	—	(144,057)
OTC Swaps
Interst Rate Swap Contracts*
Depreciation	—	(125,082)	—	(125,082)

Total Other Financial Instruments	$(541,828)	$96,056	$—	$(445,772)

* Futures contracts, forward foreign currency contracts and interest rate swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended January 31, 2015 there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

For the period ended January 31, 2015, there were no Level 3 securities.

@ At January 31, 2015, the tax basis cost of the Fund’s investments was $162,742,092, and the unrealized appreciation and depreciation were $7,842,174 and $(17,765,512), respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015